                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: December 31, 2009

                  Date of reporting period: September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT CORE EQUITY FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
COMMON STOCKS: 97.25%
CONSUMER DISCRETIONARY: 17.69%
INTERNET & CATALOG RETAIL: 6.64%
         43,600   AMAZON.COM INCORPORATED+                                                                      $        6,847,816
         44,237   BLUE NILE INCORPORATED+<<                                                                              1,968,104
                                                                                                                         8,815,920
                                                                                                                ------------------
MEDIA: 5.28%
        297,532   CBS CORPORATION CLASS B<<                                                                              4,718,858
         58,116   OMNICOM GROUP INCORPORATED                                                                             2,294,420
                                                                                                                         7,013,278
                                                                                                                ------------------
SPECIALTY RETAIL: 3.41%
        142,754   HOME DEPOT INCORPORATED<<                                                                              4,522,447
                                                                                                                ------------------
TEXTILES, APPAREL & LUXURY GOODS: 2.36%
        158,508   TIMBERLAND COMPANY+                                                                                    3,140,043
                                                                                                                ------------------
CONSUMER STAPLES: 6.89%
BEVERAGES: 2.38%
        106,834   DIAGEO PLC                                                                                             1,839,367
         19,873   PEPSICO INCORPORATED                                                                                   1,320,362
                                                                                                                         3,159,729
                                                                                                                ------------------
FOOD PRODUCTS: 0.79%
         25,095   MCCORMICK & COMPANY INCORPORATED<<                                                                     1,054,994
                                                                                                                ------------------
HOUSEHOLD PRODUCTS: 2.44%
         29,937   CLOROX COMPANY<<                                                                                       1,998,594
         20,654   PROCTER & GAMBLE COMPANY                                                                               1,238,620
                                                                                                                         3,237,214
                                                                                                                ------------------
TOBACCO: 1.28%
         30,317   PHILIP MORRIS INTERNATIONAL                                                                            1,698,358
                                                                                                                ------------------
ENERGY: 10.88%
ENERGY EQUIPMENT & SERVICES: 1.99%
         42,922   SCHLUMBERGER LIMITED                                                                                   2,644,424
                                                                                                                ------------------
OIL, GAS & CONSUMABLE FUELS: 8.89%
         26,340   APACHE CORPORATION                                                                                     2,574,998
         25,482   CHEVRON CORPORATION                                                                                    2,065,316
         54,375   EXXON MOBIL CORPORATION                                                                                3,359,831
         24,364   OCCIDENTAL PETROLEUM CORPORATION                                                                       1,907,701
         45,087   ULTRA PETROLEUM CORPORATION+<<                                                                         1,892,752
                                                                                                                        11,800,598
                                                                                                                ------------------
FINANCIALS: 17.87%
CAPITAL MARKETS: 5.45%
         18,871   GOLDMAN SACHS GROUP INCORPORATED                                                                       2,728,369
         81,742   STATE STREET CORPORATION                                                                               3,078,404

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT CORE EQUITY FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
CAPITAL MARKETS (CONTINUED)
         28,645   T. ROWE PRICE GROUP INCORPORATED<<                                                            $        1,434,112
                                                                                                                         7,240,885
                                                                                                                ------------------
CONSUMER FINANCE: 1.21%
         38,267   AMERICAN EXPRESS COMPANY                                                                               1,608,362
                                                                                                                ------------------
DIVERSIFIED FINANCIAL SERVICES: 9.84%
        336,953   BANK OF AMERICA CORPORATION                                                                            4,417,454
         86,496   JPMORGAN CHASE & COMPANY                                                                               3,292,903
        214,187   MOODY'S CORPORATION<<                                                                                  5,350,391
                                                                                                                        13,060,748
                                                                                                                ------------------
INSURANCE: 1.37%
         33,687   PRUDENTIAL FINANCIAL INCORPORATED                                                                      1,825,162
                                                                                                                ------------------
HEALTH CARE: 13.66%
BIOTECHNOLOGY: 1.91%
         45,938   AMGEN INCORPORATED+                                                                                    2,531,643
                                                                                                                ------------------
HEALTH CARE EQUIPMENT & SUPPLIES: 1.23%
         48,654   MEDTRONIC INCORPORATED                                                                                 1,633,801
                                                                                                                ------------------
PHARMACEUTICALS: 10.52%
         22,300   JOHNSON & JOHNSON<<                                                                                    1,381,708
        136,964   MERCK & COMPANY INCORPORATED                                                                           5,041,645
         74,389   NOVARTIS AG ADR                                                                                        4,290,014
        189,597   PFIZER INCORPORATED                                                                                    3,255,380
                                                                                                                        13,968,747
                                                                                                                ------------------
INDUSTRIALS: 8.81%
AEROSPACE & DEFENSE: 2.13%
         23,636   BOEING COMPANY                                                                                         1,572,739
         17,514   UNITED TECHNOLOGIES CORPORATION                                                                        1,247,522
                                                                                                                         2,820,261
                                                                                                                ------------------
AIR FREIGHT & LOGISTICS: 2.05%
         22,346   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED<<                                                  1,033,056
         25,333   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             1,689,458
                                                                                                                         2,722,514
                                                                                                                ------------------
COMMERCIAL SERVICES & SUPPLIES: 1.65%
         84,387   ROBERT HALF INTERNATIONAL INCORPORATED                                                                 2,194,062
                                                                                                                ------------------
INDUSTRIAL CONGLOMERATES: 2.98%
        243,791   GENERAL ELECTRIC COMPANY                                                                               3,961,604
                                                                                                                ------------------
INFORMATION TECHNOLOGY: 19.67%
COMMUNICATIONS EQUIPMENT: 8.34%
        202,349   CISCO SYSTEMS INCORPORATED+<<                                                                          4,431,443
        147,246   QUALCOMM INCORPORATED                                                                                  6,643,740
                                                                                                                        11,075,183
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT CORE EQUITY FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
INTERNET SOFTWARE & SERVICES: 5.98%
        165,552   ANCESTRY.COM INCORPORATED+                                                                    $        3,767,964
          7,951   GOOGLE INCORPORATED CLASS A+                                                                           4,180,556
                                                                                                                         7,948,520
                                                                                                                ------------------
IT SERVICES: 0.84%
         14,938   VISA INCORPORATED CLASS A<<                                                                            1,109,296
                                                                                                                ------------------
SOFTWARE: 4.51%
         15,786   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                                1,280,718
          7,400   NINTENDO COMPANY LIMITED                                                                               1,849,114
        106,537   ORACLE CORPORATION                                                                                     2,860,518
                                                                                                                         5,990,350
                                                                                                                ------------------
MATERIALS: 1.78%
CHEMICALS: 1.78%
         28,600   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  2,368,653
                                                                                                                ------------------
TOTAL COMMON STOCKS (COST $109,966,161)                                                                                129,146,796
                                                                                                                ------------------
PRIVATE PLACEMENT: 0.46%
FINANCIALS: 0.46%
DIVERSIFIED FINANCIAL SERVICES: 0.46%
         87,285   APOLLO MANAGEMENT(I)                                                                                     610,995
                                                                                                                ------------------
TOTAL PRIVATE PLACEMENT (COST $1,955,076)                                                                                  610,995
                                                                                                                ------------------
SHORT-TERM INVESTMENTS: 24.33%

    PRINCIPAL                                                                   INTEREST RATE   MATURITY DATE
---------------                                                                 -------------   -------------
CORPORATE BONDS & NOTES: 0.02%
$        26,510   GRYPHON FUNDING LIMITED(V)(A)(I)                                       0.00%     08/05/2011               10,729
         34,088   VFNC CORPORATION+/-(V)++(A)(I)                                         0.26      09/29/2011               19,430
                                                                                                                            30,159
                                                                                                                ------------------

     SHARES                                                                         YIELD
---------------                                                                 -------------
INVESTMENT COMPANIES: 24.31%
      2,802,772   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(L)(U)                         0.25                            2,802,772
     29,473,181   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(V)(L)(U)           0.28                           29,473,181
                                                                                                                        32,275,953
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $32,297,426)                                                                         32,306,112
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $144,218,663)*                                                   122.04%                                         162,063,903
OTHER ASSETS AND LIABILITIES, NET                                      (22.04)                                         (29,262,812)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $      132,801,091
                                                                       ------                                   ------------------

+    NON-INCOME EARNING SECURITIES.

(L)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT CORE EQUITY FUND

+/-  VARIABLE RATE INVESTMENTS.

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $144,703,744 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $26,151,540
GROSS UNREALIZED DEPRECIATION    (8,791,381)
                                -----------
NET UNREALIZED APPRECIATION     $17,360,159

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT DISCOVERY FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
COMMON STOCKS: 97.98%
CONSUMER DISCRETIONARY: 25.92%
AUTO COMPONENTS: 4.99%
         50,400   BORGWARNER INCORPORATED<<+                                                                    $        2,652,048
         51,900   TRW AUTOMOTIVE HOLDINGS CORPORATION+                                                                   2,156,964
                                                                                                                         4,809,012
                                                                                                                ------------------
DIVERSIFIED CONSUMER SERVICES: 1.32%
         29,500   COINSTAR INCORPORATED<<+                                                                               1,268,205
                                                                                                                ------------------
HOTELS, RESTAURANTS & LEISURE: 1.64%
         17,900   PANERA BREAD COMPANY+                                                                                  1,586,119
                                                                                                                ------------------
HOUSEHOLD DURABLES: 1.16%
         13,800   WHIRLPOOL CORPORATION                                                                                  1,117,248
                                                                                                                ------------------
INTERNET & CATALOG RETAIL: 2.53%
          7,000   PRICELINE.COM INCORPORATED+                                                                            2,438,380
                                                                                                                ------------------
MEDIA: 3.51%
         37,600   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                              1,789,008
         69,500   VIRGIN MEDIA INCORPORATED<<                                                                            1,599,890
                                                                                                                         3,388,898
                                                                                                                ------------------
MULTILINE RETAIL: 1.13%
         32,700   BIG LOTS INCORPORATED<<+                                                                               1,087,275
                                                                                                                ------------------
SPECIALTY RETAIL: 9.64%
         52,200   DICK'S SPORTING GOODS INCORPORATED<<+                                                                  1,463,688
         28,600   GENESCO INCORPORATED+                                                                                    854,568
         47,200   GUESS? INCORPORATED                                                                                    1,917,736
         53,483   HHGREGG INCORPORATED<<+                                                                                1,324,239
         32,900   JO ANN STORES INCORPORATED+                                                                            1,465,695
         60,814   PENSKE AUTO GROUP INCORPORATED<<+                                                                        802,745
         46,700   URBAN OUTFITTERS INCORPORATED+                                                                         1,468,248
                                                                                                                         9,296,919
                                                                                                                ------------------
CONSUMER STAPLES: 1.40%
FOOD & STAPLES RETAILING: 1.40%
         32,600   BJ'S WHOLESALE CLUB INCORPORATED+                                                                      1,352,900
                                                                                                                ------------------
ENERGY: 7.49%
OIL, GAS & CONSUMABLE FUELS: 7.49%
         71,500   BRIGHAM EXPLORATION COMPANY+                                                                           1,340,625
         38,100   CONCHO RESOURCES INCORPORATED+                                                                         2,521,077
         32,700   PIONEER NATURAL RESOURCES COMPANY                                                                      2,126,481
         43,769   SWIFT ENERGY COMPANY+                                                                                  1,229,034
                                                                                                                         7,217,217
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT DISCOVERY FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
FINANCIALS: 3.65%
COMMERCIAL BANKS: 1.65%
         13,139   HOME BANCSHARES INCORPORATED                                                                  $          266,984
         40,700   WINTRUST FINANCIAL CORPORATION                                                                         1,319,087
                                                                                                                         1,586,071
                                                                                                                ------------------
INSURANCE: 2.00%
         41,350   ASPEN INSURANCE HOLDINGS LIMITED                                                                       1,252,078
         17,082   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                     679,864
                                                                                                                         1,931,942
                                                                                                                ------------------
HEALTH CARE: 12.71%
BIOTECHNOLOGY: 3.28%
         35,500   ALEXION PHARMACEUTICALS INCORPORATED+                                                                  2,284,780
         29,900   PHARMASSET INCORPORATED+                                                                                 882,050
                                                                                                                         3,166,830
                                                                                                                ------------------
HEALTH CARE EQUIPMENT & SUPPLIES: 1.96%
         34,279   SIRONA DENTAL SYSTEMS INCORPORATED+                                                                    1,235,415
         25,048   VOLCANO CORPORATION+                                                                                     650,747
                                                                                                                         1,886,162
                                                                                                                ------------------
HEALTH CARE PROVIDERS & SERVICES: 2.72%
         27,100   AMERISOURCEBERGEN CORPORATION                                                                            830,886
         33,683   EMERGENCY MEDICAL SERVICES CORPORATION+                                                                1,793,620
                                                                                                                         2,624,506
                                                                                                                ------------------
LIFE SCIENCES TOOLS & SERVICES: 2.30%
         87,800   BRUKER BIOSCIENCES CORPORATION+                                                                        1,231,834
         16,300   VARIAN MEDICAL SYSTEMS INCORPORATED<<+                                                                   986,150
                                                                                                                         2,217,984
                                                                                                                ------------------
PHARMACEUTICALS: 2.45%
         37,000   AUXILIUM PHARMACEUTICALS INCORPORATED<<+                                                                 916,860
         22,500   PERRIGO COMPANY<<                                                                                      1,444,950
                                                                                                                         2,361,810
                                                                                                                ------------------
INDUSTRIALS: 12.52%
AEROSPACE & DEFENSE: 1.20%
         28,664   GEOEYE INCORPORATED+                                                                                   1,160,319
                                                                                                                ------------------
AIR FREIGHT & LOGISTICS: 1.96%
         37,600   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                             1,891,280
                                                                                                                ------------------
AIRLINES: 2.51%
         55,400   DELTA AIR LINES INCORPORATED+                                                                            644,856

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT DISCOVERY FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
AIRLINES (CONTINUED)
         75,100   UNITED CONTINENTAL HOLDINGS INCORPORATED+                                                     $        1,774,613
                                                                                                                         2,419,469
                                                                                                                ------------------
MACHINERY: 3.68%
         51,200   KENNAMETAL INCORPORATED                                                                                1,583,616
         11,300   PARKER HANNIFIN CORPORATION                                                                              791,678
         28,054   WABCO HOLDINGS INCORPORATED+                                                                           1,176,585
                                                                                                                         3,551,879
                                                                                                                ------------------
ROAD & RAIL: 3.17%
         82,000   AVIS BUDGET GROUP INCORPORATED+                                                                          955,300
         10,400   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED                                                             521,456
         45,428   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                              1,576,352
                                                                                                                         3,053,108
                                                                                                                ------------------
INFORMATION TECHNOLOGY: 27.12%
COMMUNICATIONS EQUIPMENT: 2.88%
         19,800   ACME PACKET INCORPORATED<<+                                                                              751,212
         19,500   F5 NETWORKS INCORPORATED+                                                                              2,024,295
                                                                                                                         2,775,507
                                                                                                                ------------------
COMPUTERS & PERIPHERALS: 1.16%
         50,282   ISILON SYSTEMS INCORPORATED<<+                                                                         1,120,283
                                                                                                                ------------------
INTERNET SOFTWARE & SERVICES: 3.84%
         29,563   EQUINIX INCORPORATED<<+                                                                                3,025,773
          9,400   MERCADOLIBRE INCORPORATED+                                                                               678,492
                                                                                                                         3,704,265
                                                                                                                ------------------
IT SERVICES: 5.05%
         23,500   ALLIANCE DATA SYSTEMS CORPORATION<<+                                                                   1,533,610
         55,700   GARTNER INCORPORATED+                                                                                  1,639,808
        141,570   SAPIENT CORPORATION                                                                                    1,694,593
                                                                                                                         4,868,011
                                                                                                                ------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 4.65%
        146,800   ENTROPIC COMMUNICATIONS INCORPORATED+                                                                  1,409,280
         73,400   NETLOGIC MICROSYSTEMS INCORPORATED<<+                                                                  2,024,372
         46,250   RUBICON TECHNOLOGY INCORPORATED<<+                                                                     1,049,413
                                                                                                                         4,483,065
                                                                                                                ------------------
SOFTWARE: 9.54%
         29,600   ANSYS INCORPORATED+                                                                                    1,250,600
         32,200   CONCUR TECHNOLOGIES INCORPORATED+                                                                      1,591,968
         32,242   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR<<+                                                          1,268,723
         49,400   RED HAT INCORPORATED+                                                                                  2,025,400
         72,550   SUCCESSFACTORS INCORPORATED<<+                                                                         1,821,731

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT DISCOVERY FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
SOFTWARE (CONTINUED)
         69,900   TIBCO SOFTWARE INCORPORATED+                                                                  $        1,240,026
                                                                                                                         9,198,448
                                                                                                                ------------------
MATERIALS: 2.58%
CHEMICALS: 1.32%
         39,945   VALSPAR CORPORATION                                                                                    1,272,248
                                                                                                                ------------------
CONTAINERS & PACKAGING: 1.26%
         38,400   BEMIS COMPANY INCORPORATED                                                                             1,219,200
                                                                                                                ------------------
TELECOMMUNICATION SERVICES: 4.59%
DIVERSIFIED TELECOMMUNICATION SERVICES: 1.24%
        139,700   IRADIUM COMMUNICATIONS INCORPORATED<<+                                                                 1,193,038
                                                                                                                ------------------
WIRELESS TELECOMMUNICATION SERVICES: 3.35%
         80,100   SBA COMMUNICATIONS CORPORATION CLASS A<<+                                                              3,228,027
                                                                                                                ------------------
TOTAL COMMON STOCKS (COST $74,570,821)                                                                                  94,475,625
                                                                                                                ------------------
SHORT-TERM INVESTMENTS: 28.13%

   PRINCIPAL                                                                    INTEREST RATE   MATURITY DATE
---------------                                                                 -------------   -------------
CORPORATE BONDS & NOTES: 0.88%
$       740,905   GRYPHON FUNDING LIMITED(A)(I)(V)                                       0.00%     08/05/2011              299,844
        952,709   VFNC CORPORATION(A)(I)(V)+/-++                                         0.26      09/29/2011              543,044
                                                                                                                           842,888
                                                                                                                ------------------

    SHARES                                                                          YIELD
---------------                                                                 -------------
INVESTMENT COMPANIES: 27.25%
      2,498,991   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(L)(U)                         0.25                            2,498,991
     23,777,686   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS
                     LLC(V)(L)(U)                                                        0.28                           23,777,686
                                                                                                                        26,276,677
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $26,876,784)                                                                         27,119,565
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $101,447,605)*                                                   126.11%                                         121,595,190
OTHER ASSETS AND LIABILITIES, NET                                      (26.11)                                         (25,174,889)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $       96,420,301
                                                                       ------                                   ------------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY FOR WHICH THE DESIGNATION AS ILLIQUID IS UNAUDITED.

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT DISCOVERY FUND

* COST FOR FEDERAL INCOME TAX PURPOSES IS $101,548,570 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $21,534,160
GROSS UNREALIZED DEPRECIATION    (1,487,540)
                                -----------
NET UNREALIZED APPRECIATION     $20,046,620

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
COMMON STOCKS: 58.38%
CONSUMER DISCRETIONARY: 6.08%
AUTO COMPONENTS: 0.13%

          3,823   JOHNSON CONTROLS INCORPORATED                                                                 $          116,602
          1,379   THE GOODYEAR TIRE & RUBBER COMPANY                                                                        14,824
                                                                                                                           131,426
                                                                                                                ------------------
AUTOMOBILES: 0.27%
         19,530   FORD MOTOR COMPANY<<                                                                                     239,047
          1,337   HARLEY-DAVIDSON INCORPORATED<<                                                                            38,024
                                                                                                                           277,071
                                                                                                                ------------------
DISTRIBUTORS: 0.04%
            895   GENUINE PARTS COMPANY                                                                                     39,908
                                                                                                                ------------------
DIVERSIFIED CONSUMER SERVICES: 0.08%
            720   APOLLO GROUP INCORPORATED CLASS A                                                                         36,972
            357   DEVRY INCORPORATED                                                                                        17,568
          1,751   H&R BLOCK INCORPORATED                                                                                    22,675
                                                                                                                            77,215
                                                                                                                ------------------
HOTELS, RESTAURANTS & LEISURE: 1.01%
          2,468   CARNIVAL CORPORATION<<                                                                                    94,302
            786   DARDEN RESTAURANTS INCORPORATED                                                                           33,625
          1,692   INTERNATIONAL GAME TECHNOLOGY<<                                                                           24,449
          1,627   MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                             58,295
          6,043   MCDONALD'S CORPORATION                                                                                   450,264
          4,202   STARBUCKS CORPORATION<<                                                                                  107,487
          1,079   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                        56,701
          1,014   WYNDHAM WORLDWIDE CORPORATION<<                                                                           27,855
            427   WYNN RESORTS LIMITED<<                                                                                    37,051
          2,651   YUM! BRANDS INCORPORATED                                                                                 122,105
                                                                                                                         1,012,134
                                                                                                                ------------------
HOUSEHOLD DURABLES: 0.24%
          1,590   D.R. HORTON INCORPORATED<<                                                                                17,681
            865   FORTUNE BRANDS INCORPORATED<<                                                                             42,584
            394   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED<<                                                            13,164
            831   LEGGETT & PLATT INCORPORATED                                                                              18,914
            903   LENNAR CORPORATION<<                                                                                      13,888
          1,580   NEWELL RUBBERMAID INCORPORATED<<                                                                          28,140
          1,912   PULTE HOMES INCORPORATED<<                                                                                16,749
            940   STANLEY BLACK & DECKER INCORPORATED                                                                       57,603
            431   WHIRLPOOL CORPORATION<<                                                                                   34,894
                                                                                                                           243,617
                                                                                                                ------------------
INTERNET & CATALOG RETAIL: 0.44%
          2,008   AMAZON.COM INCORPORATED<<                                                                                315,376
          1,179   EXPEDIA INCORPORATED                                                                                      33,260
            274   PRICELINE.COM INCORPORATED<<                                                                              95,445
                                                                                                                           444,081
                                                                                                                ------------------
LEISURE EQUIPMENT & PRODUCTS: 0.09%
          1,525   EASTMAN KODAK COMPANY<<                                                                                    6,405

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
LEISURE EQUIPMENT
& PRODUCTS
(continued)
            794   HASBRO INCORPORATED                                                                           $           35,341
          2,042   MATTEL INCORPORATED<<                                                                                     47,905
                                                                                                                            89,651
                                                                                                                ------------------
MEDIA: 1.79%
          3,865   CBS CORPORATION CLASS B<<                                                                                 61,299
         15,937   COMCAST CORPORATION CLASS A                                                                              288,141
          4,922   DIRECTV GROUP INCORPORATED<<                                                                             204,903
          1,616   DISCOVERY COMMUNICATIONS INCORPORATED CLASS C<<                                                           70,377
          1,354   GANNETT COMPANY INCORPORATED<<                                                                            16,559
          2,775   INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<                                                             27,833
          1,755   MCGRAW-HILL COMPANIES INCORPORATED<<                                                                      58,020
            206   MEREDITH CORPORATION<<                                                                                     6,862
            671   NEW YORK TIMES COMPANY CLASS A                                                                             5,194
         12,949   NEWS CORPORATION CLASS A                                                                                 169,114
          1,711   OMNICOM GROUP INCORPORATED                                                                                67,550
            509   SCRIPPS NETWORKS INTERACTIVE INCORPORATED<<                                                               24,218
          2,017   TIME WARNER CABLE INCORPORATED                                                                           108,898
          6,385   TIME WARNER INCORPORATED                                                                                 195,700
          3,453   VIACOM INCORPORATED CLASS B                                                                              124,964
         10,860   WALT DISNEY COMPANY<<                                                                                    359,575
             33   WASHINGTON POST COMPANY CLASS B<<                                                                         13,181
                                                                                                                         1,802,388
                                                                                                                ------------------
MULTILINE RETAIL: 0.50%
            429   BIG LOTS INCORPORATED<<                                                                                   14,264
            753   FAMILY DOLLAR STORES INCORPORATED<<                                                                       33,252
          1,342   JCPENNEY COMPANY INCORPORATED                                                                             36,476
          1,748   KOHL'S CORPORATION                                                                                        92,085
          2,400   MACY'S INCORPORATED<<                                                                                     55,416
            958   NORDSTROM INCORPORATED                                                                                    35,638
            251   SEARS HOLDINGS CORPORATION<<                                                                              18,107
          4,096   TARGET CORPORATION<<                                                                                     218,890
                                                                                                                           504,128
                                                                                                                ------------------
SPECIALTY RETAIL: 1.17%
            501   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                     19,699
            357   AUTONATION INCORPORATED                                                                                    8,300
            162   AUTOZONE INCORPORATED<<                                                                                   37,083
          1,498   BED BATH & BEYOND INCORPORATED                                                                            65,028
          1,965   BEST BUY COMPANY INCORPORATED<<                                                                           80,231
          1,270   CARMAX INCORPORATED<<                                                                                     35,382
            853   GAMESTOP CORPORATION CLASS A<<                                                                            16,813
          2,495   GAP INCORPORATED                                                                                          46,507
          9,456   HOME DEPOT INCORPORATED<<                                                                                299,566
          1,503   LIMITED BRANDS INCORPORATED                                                                               40,250
          7,968   LOWE'S COMPANIES INCORPORATED                                                                            177,607
            787   O'REILLY AUTOMOTIVE INCORPORATED<<                                                                        41,868
          1,567   OFFICE DEPOT INCORPORATED<<                                                                                7,208
            712   RADIOSHACK CORPORATION<<                                                                                  15,187
            684   ROSS STORES INCORPORATED<<                                                                                37,360
          4,146   STAPLES INCORPORATED<<                                                                                    86,734
            717   TIFFANY & COMPANY                                                                                         33,692
          2,275   TJX COMPANIES INCORPORATED<<                                                                             101,533
            731   URBAN OUTFITTERS INCORPORATED<<                                                                           22,983
                                                                                                                         1,173,031
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
TEXTILES, APPAREL & LUXURY GOODS: 0.32%
          1,688   COACH INCORPORATED                                                                            $           72,516
          2,194   NIKE INCORPORATED CLASS B<<                                                                              175,827
            370   POLO RALPH LAUREN CORPORATION                                                                             33,248
            490   VF CORPORATION<<                                                                                          39,700
                                                                                                                           321,291
                                                                                                                ------------------
CONSUMER STAPLES: 6.59%
BEVERAGES: 1.56%
            589   BROWN-FORMAN CORPORATION CLASS B<<                                                                        36,306
          1,883   COCA-COLA ENTERPRISES INCORPORATED                                                                        58,373
          1,006   CONSTELLATION BRANDS INCORPORATED CLASS A<<                                                               17,796
          1,356   DR PEPPER SNAPPLE GROUP INCORPORATED                                                                      48,165
            897   MOLSON COORS BREWING COMPANY                                                                              42,356
          9,034   PEPSICO INCORPORATED                                                                                     600,219
         13,114   THE COCA-COLA COMPANY                                                                                    767,431
                                                                                                                         1,570,646
                                                                                                                ------------------
FOOD & STAPLES RETAILING: 1.45%
          2,493   COSTCO WHOLESALE CORPORATION<<                                                                           160,774
          7,712   CVS CAREMARK CORPORATION                                                                                 242,697
          3,646   KROGER COMPANY                                                                                            78,972
          2,166   SAFEWAY INCORPORATED<<                                                                                    45,833
          1,204   SUPERVALU INCORPORATED<<                                                                                  13,882
          3,341   SYSCO CORPORATION                                                                                         95,285
         11,357   WAL-MART STORES INCORPORATED                                                                             607,827
          5,526   WALGREEN COMPANY                                                                                         185,121
            829   WHOLE FOODS MARKET INCORPORATED<<                                                                         30,764
                                                                                                                         1,461,155
                                                                                                                ------------------
FOOD PRODUCTS: 1.09%
          3,630   ARCHER DANIELS MIDLAND COMPANY                                                                           115,870
          1,098   CAMPBELL SOUP COMPANY<<                                                                                   39,254
          2,496   CONAGRA FOODS INCORPORATED                                                                                54,762
          1,034   DEAN FOODS COMPANY                                                                                        10,557
          3,646   GENERAL MILLS INCORPORATED                                                                               133,225
          1,807   H.J. HEINZ COMPANY<<                                                                                      85,598
            393   HORMEL FOODS CORPORATION<<                                                                                17,528
            678   JM SMUCKER COMPANY                                                                                        41,039
          1,480   KELLOGG COMPANY<<                                                                                         74,755
          9,903   KRAFT FOODS INCORPORATED CLASS A                                                                         305,607
            756   MCCORMICK & COMPANY INCORPORATED<<                                                                        31,782
          1,161   MEAD JOHNSON & COMPANY                                                                                    66,073
          3,760   SARA LEE CORPORATION                                                                                      50,497
            877   THE HERSHEY COMPANY<<                                                                                     41,736
          1,693   TYSON FOODS INCORPORATED CLASS A<<                                                                        27,122
                                                                                                                         1,095,405
                                                                                                                ------------------
HOUSEHOLD PRODUCTS: 1.38%
            788   CLOROX COMPANY<<                                                                                          52,607
          2,759   COLGATE-PALMOLIVE COMPANY                                                                                212,057
          2,324   KIMBERLY-CLARK CORPORATION                                                                               151,176
         16,118   PROCTER & GAMBLE COMPANY                                                                                 966,596
                                                                                                                         1,382,436
                                                                                                                ------------------
PERSONAL PRODUCTS: 0.12%
          2,435   AVON PRODUCTS INCORPORATED<<                                                                              78,188

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
PERSONAL PRODUCTS
(continued)
            648   ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                 $           40,973
                                                                                                                           119,161
                                                                                                                ------------------
TOBACCO: 0.99%
         11,834   ALTRIA GROUP INCORPORATED                                                                                284,253
            861   LORILLARD INCORPORATED                                                                                    69,147
         10,408   PHILIP MORRIS INTERNATIONAL                                                                              583,056
            960   REYNOLDS AMERICAN INCORPORATED                                                                            57,014
                                                                                                                           993,470
                                                                                                                ------------------
ENERGY: 6.39%
ENERGY EQUIPMENT & SERVICES: 1.06%
          2,447   BAKER HUGHES INCORPORATED                                                                                104,252
          1,375   CAMERON INTERNATIONAL CORPORATION                                                                         59,070
            394   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                  26,701
            681   FMC TECHNOLOGIES INCORPORATED                                                                             46,505
          5,172   HALLIBURTON COMPANY                                                                                      171,038
            600   HELMERICH & PAYNE INCORPORATED<<                                                                          24,276
          1,619   NABORS INDUSTRIES LIMITED<<                                                                               29,239
          2,379   NATIONAL OILWELL VARCO INCORPORATED<<                                                                    105,794
            650   ROWAN COMPANIES INCORPORATED<<                                                                            19,734
          7,758   SCHLUMBERGER LIMITED                                                                                     477,970
                                                                                                                         1,064,579
                                                                                                                ------------------
OIL, GAS & CONSUMABLE FUELS: 5.33%
          2,810   ANADARKO PETROLEUM CORPORATION                                                                           160,311
          2,068   APACHE CORPORATION<<                                                                                     202,168
            591   CABOT OIL & GAS CORPORATION<<                                                                             17,795
          3,715   CHESAPEAKE ENERGY CORPORATION                                                                             84,145
         11,417   CHEVRON CORPORATION                                                                                      925,348
          8,423   CONOCOPHILLIPS                                                                                           483,733
          1,282   CONSOL ENERGY INCORPORATED                                                                                47,383
          2,267   DENBURY RESOURCES INCORPORATED                                                                            36,023
          2,470   DEVON ENERGY CORPORATION                                                                                 159,908
          3,997   EL PASO CORPORATION                                                                                       49,483
          1,439   EOG RESOURCES INCORPORATED                                                                               133,784
            846   EQT CORPORATION                                                                                           30,507
         28,914   EXXON MOBIL CORPORATION                                                                                1,786,596
          1,659   HESS CORPORATION                                                                                          98,080
          4,029   MARATHON OIL CORPORATION                                                                                 133,360
            579   MASSEY ENERGY COMPANY                                                                                     17,961
          1,089   MURPHY OIL CORPORATION                                                                                    67,431
            992   NOBLE ENERGY INCORPORATED<<                                                                               74,489
          4,612   OCCIDENTAL PETROLEUM CORPORATION                                                                         361,120
          1,528   PEABODY ENERGY CORPORATION<<                                                                              74,887
            658   PIONEER NATURAL RESOURCES COMPANY<<                                                                       42,790
            994   QEP RESOURCES INCORPORATED                                                                                29,959
            908   RANGE RESOURCES CORPORATION<<                                                                             34,622
          1,965   SOUTHWESTERN ENERGY COMPANY                                                                               65,710
          3,679   SPECTRA ENERGY CORPORATION<<                                                                              82,961
            684   SUNOCO INCORPORATED<<                                                                                     24,966
            810   TESORO PETROLEUM CORPORATION<<                                                                            10,822
          3,320   THE WILLIAMS COMPANIES INCORPORATED                                                                       63,445
          3,215   VALERO ENERGY CORPORATION                                                                                 56,295
                                                                                                                         5,356,082
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
FINANCIALS: 9.47%
CAPITAL MARKETS: 1.40%
          1,425   AMERIPRISE FINANCIAL INCORPORATED<<                                                           $           67,445
          6,894   BANK OF NEW YORK MELLON CORPORATION<<                                                                    180,140
          5,626   CHARLES SCHWAB CORPORATION                                                                                78,201
          1,128   E*TRADE FINANCIAL CORPORATION                                                                             16,401
            520   FEDERATED INVESTORS INCORPORATED CLASS B<<                                                                11,835
            831   FRANKLIN RESOURCES INCORPORATED                                                                           88,834
          2,927   GOLDMAN SACHS GROUP INCORPORATED                                                                         423,186
          2,658   INVESCO LIMITED<<                                                                                         56,429
          1,042   JANUS CAPITAL GROUP INCORPORATED<<                                                                        11,410
            877   LEGG MASON INCORPORATED                                                                                   26,582
          7,932   MORGAN STANLEY                                                                                           195,762
          1,374   NORTHERN TRUST CORPORATION<<                                                                              66,282
          2,849   STATE STREET CORPORATION                                                                                 107,293
          1,455   T. ROWE PRICE GROUP INCORPORATED                                                                          72,845
                                                                                                                         1,402,645
                                                                                                                ------------------
COMMERCIAL BANKS: 1.60%
          3,935   BRANCH BANKING & TRUST CORPORATION                                                                        94,755
          1,001   COMERICA INCORPORATED                                                                                     37,187
          4,521   FIFTH THIRD BANCORP                                                                                       54,388
          1,320   FIRST HORIZON NATIONAL CORPORATION<<                                                                      15,066
          4,070   HUNTINGTON BANCSHARES INCORPORATED                                                                        23,077
          4,998   KEYCORP                                                                                                   39,784
            487   M&T BANK CORPORATION                                                                                      39,841
          2,996   MARSHALL & ILSLEY CORPORATION                                                                             21,092
          2,983   PNC FINANCIAL SERVICES GROUP INCORPORATED<<                                                              154,848
          7,132   REGIONS FINANCIAL CORPORATION                                                                             51,850
          2,838   SUNTRUST BANKS INCORPORATED                                                                               73,306
         10,886   US BANCORP                                                                                               235,355
         29,718   WELLS FARGO & COMPANY(L)                                                                                 746,813
            984   ZIONS BANCORP                                                                                             21,018
                                                                                                                         1,608,380
                                                                                                                ------------------
CONSUMER FINANCE: 0.76%
          5,944   AMERICAN EXPRESS COMPANY                                                                                 249,826
          2,593   CAPITAL ONE FINANCIAL CORPORATION<<                                                                      102,553
          3,089   DISCOVER FINANCIAL SERVICES                                                                               51,525
            549   MASTERCARD INCORPORATED                                                                                  122,976
          2,758   SLM CORPORATION<<                                                                                         31,855
          2,822   VISA INCORPORATED CLASS A<<                                                                              209,562
                                                                                                                           768,297
                                                                                                                ------------------
DIVERSIFIED FINANCIAL SERVICES: 2.38%
         56,978   BANK OF AMERICA CORPORATION                                                                              746,982
        134,914   CITIGROUP INCORPORATED                                                                                   526,165
            381   CME GROUP INCORPORATED                                                                                    99,231
            420   INTERCONTINENTAL EXCHANGE INCORPORATED<<                                                                  43,982
         22,516   JPMORGAN CHASE & COMPANY                                                                                 857,184
          1,119   LEUCADIA NATIONAL CORPORATION<<                                                                           26,431
          1,157   MOODY'S CORPORATION<<                                                                                     28,902
            817   NASDAQ STOCK MARKET INCORPORATED                                                                          15,874
          1,479   NYSE EURONEXT INCORPORATED<<                                                                              42,255
                                                                                                                         2,387,006
                                                                                                                ------------------
INSURANCE: 2.38%
          1,924   ACE LIMITED<<                                                                                            112,073

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
INSURANCE
(continued)
          2,673   AFLAC INCORPORATED                                                                            $          138,221
          3,055   ALLSTATE CORPORATION                                                                                      96,385
            767   AMERICAN INTERNATIONAL GROUP INCORPORATED<<                                                               29,990
          1,531   AON CORPORATION                                                                                           59,877
            605   ASSURANT INCORPORATED<<                                                                                   24,624
          9,823   BERKSHIRE HATHAWAY INCORPORATED CLASS B<<                                                                812,166
          1,786   CHUBB CORPORATION                                                                                        101,784
            923   CINCINNATI FINANCIAL CORPORATION<<                                                                        26,629
          2,778   GENWORTH FINANCIAL INCORPORATED<<                                                                         33,947
          2,523   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                          57,903
          1,798   LINCOLN NATIONAL CORPORATION                                                                              43,008
          1,805   LOEWS CORPORATION                                                                                         68,410
          3,080   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   74,290
          5,148   METLIFE INCORPORATED                                                                                     197,941
          1,818   PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                                  47,123
          2,651   PRUDENTIAL FINANCIAL INCORPORATED                                                                        143,631
          3,791   THE PROGRESSIVE CORPORATION                                                                               79,118
          2,668   THE TRAVELERS COMPANIES INCORPORATED                                                                     139,003
            458   TORCHMARK CORPORATION                                                                                     24,338
          1,855   UNUMPROVIDENT CORPORATION<<                                                                               41,088
          1,942   XL GROUP PLC                                                                                              42,064
                                                                                                                         2,393,613
                                                                                                                ------------------
REAL ESTATE INVESTMENT TRUSTS: 0.86%
            664   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                         14,196
            483   AVALONBAY COMMUNITIES INCORPORATED                                                                        50,198
            791   BOSTON PROPERTIES INCORPORATED<<                                                                          65,748
          1,609   EQUITY RESIDENTIAL<<                                                                                      76,540
          1,760   HCP INCORPORATED<<                                                                                        63,325
            753   HEALTH CARE REIT INCORPORATED<<                                                                           35,647
          3,738   HOST HOTELS & RESORTS INCORPORATED<<                                                                      54,126
          2,304   KIMCO REALTY CORPORATION                                                                                  36,288
            917   PLUM CREEK TIMBER COMPANY<<                                                                               32,370
          2,707   PROLOGIS                                                                                                  31,888
            792   PUBLIC STORAGE INCORPORATED                                                                               76,856
          1,662   SIMON PROPERTY GROUP INCORPORATED                                                                        154,134
            892   VENTAS INCORPORATED<<                                                                                     46,000
            921   VORNADO REALTY TRUST<<                                                                                    78,773
          3,041   WEYERHAEUSER COMPANY                                                                                      47,926
                                                                                                                           864,015
                                                                                                                ------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT: 0.03%
          1,644   CB RICHARD ELLIS GROUP INCORPORATED CLASS A                                                               30,052
                                                                                                                ------------------
THRIFTS & MORTGAGE FINANCE: 0.06%
          2,990   HUDSON CITY BANCORP INCORPORATED<<                                                                        36,657
          2,106   PEOPLE'S UNITED FINANCIAL INCORPORATED<<                                                                  27,568
                                                                                                                            64,225
                                                                                                                ------------------
HEALTH CARE: 6.80%
BIOTECHNOLOGY: 0.82%
          5,442   AMGEN INCORPORATED                                                                                       299,909
          1,373   BIOGEN IDEC INCORPORATED<<                                                                                77,053
          2,609   CELGENE CORPORATION<<                                                                                    150,304
            427   CEPHALON INCORPORATED<<                                                                                   26,662
          1,447   GENZYME CORPORATION                                                                                      102,433

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
BIOTECHNOLOGY
(continued)
          4,762   GILEAD SCIENCES INCORPORATED                                                                  $          169,575
                                                                                                                           825,936
                                                                                                                ------------------
HEALTH CARE EQUIPMENT & SUPPLIES: 0.96%
          3,318   BAXTER INTERNATIONAL INCORPORATED<<                                                                      158,302
          1,318   BECTON DICKINSON & COMPANY<<                                                                              97,664
          8,613   BOSTON SCIENTIFIC CORPORATION                                                                             52,798
            531   C.R. BARD INCORPORATED<<                                                                                  43,239
          1,263   CAREFUSION CORPORATION                                                                                    31,373
            811   DENTSPLY INTERNATIONAL INCORPORATED                                                                       25,928
            950   HOSPIRA INCORPORATED                                                                                      54,160
            223   INTUITIVE SURGICAL INCORPORATED<<                                                                         63,274
          6,132   MEDTRONIC INCORPORATED                                                                                   205,913
          1,859   ST. JUDE MEDICAL INCORPORATED<<                                                                           73,133
          1,938   STRYKER CORPORATION<<                                                                                     96,997
          1,141   ZIMMER HOLDINGS INCORPORATED                                                                              59,709
                                                                                                                           962,490
                                                                                                                ------------------
HEALTH CARE PROVIDERS & SERVICES: 1.19%
          2,370   AETNA INCORPORATED                                                                                        74,916
          1,583   AMERISOURCEBERGEN CORPORATION                                                                             48,535
          1,994   CARDINAL HEALTH INCORPORATED<<                                                                            65,882
          1,545   CIGNA CORPORATION                                                                                         55,280
            842   COVENTRY HEALTH CARE INCORPORATED                                                                         18,128
            582   DAVITA INCORPORATED                                                                                       40,175
          3,080   EXPRESS SCRIPTS INCORPORATED                                                                             149,996
            961   HUMANA INCORPORATED                                                                                       48,281
            583   LABORATORY CORPORATION OF AMERICA HOLDINGS<<                                                              45,725
          1,484   MCKESSON CORPORATION                                                                                      91,682
          2,462   MEDCO HEALTH SOLUTIONS INCORPORATED                                                                      128,172
            549   PATTERSON COMPANIES INCORPORATED                                                                          15,729
            835   QUEST DIAGNOSTICS INCORPORATED                                                                            42,142
          2,755   TENET HEALTHCARE CORPORATION                                                                              13,004
          6,384   UNITEDHEALTH GROUP INCORPORATED                                                                          224,142
          2,269   WELLPOINT INCORPORATED                                                                                   128,516
                                                                                                                         1,190,305
                                                                                                                ------------------
HEALTH CARE TECHNOLOGY: 0.03%
            402   CERNER CORPORATION<<                                                                                      33,764
                                                                                                                ------------------
LIFE SCIENCES TOOLS & SERVICES: 0.25%
          1,041   LIFE TECHNOLOGIES CORPORATION                                                                             48,604
            669   PERKINELMER INCORPORATED                                                                                  15,481
          2,313   THERMO FISHER SCIENTIFIC INCORPORATED                                                                    110,746
            690   VARIAN MEDICAL SYSTEMS INCORPORATED<<                                                                     41,745
            522   WATERS CORPORATION                                                                                        36,947
                                                                                                                           253,523
                                                                                                                ------------------
PHARMACEUTICALS: 3.55%
          8,767   ABBOTT LABORATORIES                                                                                      457,988
          1,746   ALLERGAN INCORPORATED                                                                                    116,161
          9,737   BRISTOL-MYERS SQUIBB COMPANY                                                                             263,970
          5,762   ELI LILLY & COMPANY<<                                                                                    210,486
          1,621   FOREST LABORATORIES INCORPORATED                                                                          50,138
         15,641   JOHNSON & JOHNSON<<                                                                                      969,116
          1,417   KING PHARMACEUTICALS INCORPORATED                                                                         14,113
         17,476   MERCK & COMPANY INCORPORATED                                                                             643,292

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
PHARMACEUTICALS
(continued)
          1,756   MYLAN LABORATORIES INCORPORATED<<                                                             $           33,030
         45,646   PFIZER INCORPORATED                                                                                      783,742
            609   WATSON PHARMACEUTICALS INCORPORATED                                                                       25,767
                                                                                                                         3,567,803
                                                                                                                -------------------
INDUSTRIALS: 6.30%
AEROSPACE & DEFENSE: 1.59%
          4,154   BOEING COMPANY                                                                                           276,407
          2,159   GENERAL DYNAMICS CORPORATION                                                                             135,607
            711   GOODRICH CORPORATION                                                                                      52,422
          4,385   HONEYWELL INTERNATIONAL INCORPORATED                                                                     192,677
          1,041   ITT CORPORATION                                                                                           48,750
            650   L-3 COMMUNICATIONS HOLDINGS INCORPORATED<<                                                                46,976
          1,687   LOCKHEED MARTIN CORPORATION                                                                              120,249
          1,670   NORTHROP GRUMMAN CORPORATION<<                                                                           101,252
            807   PRECISION CASTPARTS CORPORATION<<                                                                        102,771
          2,124   RAYTHEON COMPANY                                                                                          97,088
            892   ROCKWELL COLLINS INCORPORATED                                                                             51,959
          5,275   UNITED TECHNOLOGIES CORPORATION                                                                          375,738
                                                                                                                         1,601,896
                                                                                                                ------------------
AIR FREIGHT & LOGISTICS: 0.65%
            941   C.H. ROBINSON WORLDWIDE INCORPORATED<<                                                                    65,795
          1,204   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED<<                                                     55,661
          1,786   FEDEX CORPORATION<<                                                                                      152,703
          5,625   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                               375,131
                                                                                                                           649,290
                                                                                                                ------------------
AIRLINES: 0.06%
          4,235   SOUTHWEST AIRLINES COMPANY                                                                                55,351
                                                                                                                ------------------
BUILDING PRODUCTS: 0.02%
          2,035   MASCO CORPORATION                                                                                         22,405
                                                                                                                ------------------
COMMERCIAL SERVICES & SUPPLIES: 0.36%
            624   AVERY DENNISON CORPORATION<<                                                                              23,163
            755   CINTAS CORPORATION<<                                                                                      20,800
            284   DUN & BRADSTREET CORPORATION                                                                              21,056
            709   EQUIFAX INCORPORATED                                                                                      22,121
          1,144   IRON MOUNTAIN INCORPORATED<<                                                                              25,557
          1,173   PITNEY BOWES INCORPORATED<<                                                                               25,079
          1,739   REPUBLIC SERVICES INCORPORATED                                                                            53,022
            838   ROBERT HALF INTERNATIONAL INCORPORATED<<                                                                  21,788
          1,171   RR DONNELLEY & SONS COMPANY                                                                               19,860
            484   STERICYCLE INCORPORATED<<                                                                                 33,628
          2,711   WASTE MANAGEMENT INCORPORATED<<                                                                           96,891
                                                                                                                           362,965
                                                                                                                ------------------
CONSTRUCTION & ENGINEERING: 0.10%
          1,015   FLUOR CORPORATION                                                                                         50,273
            713   JACOBS ENGINEERING GROUP INCORPORATED                                                                     27,593
          1,198   QUANTA SERVICES INCORPORATED<<                                                                            22,858
                                                                                                                           100,724
                                                                                                                ------------------
ELECTRICAL EQUIPMENT: 0.31%
          4,272   EMERSON ELECTRIC COMPANY<<                                                                               224,964

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
ELECTRICAL
EQUIPMENT
(CONTINUED)
            805   ROCKWELL AUTOMATION INCORPORATED<<                                                            $           49,693
            534   ROPER INDUSTRIES INCORPORATED                                                                             34,806
                                                                                                                           309,463
                                                                                                                ------------------
INDUSTRIAL CONGLOMERATES: 1.47%
          4,049   3M COMPANY<<                                                                                             351,089
         60,711   GENERAL ELECTRIC COMPANY                                                                                 986,554
          1,557   TEXTRON INCORPORATED<<                                                                                    32,012
          2,826   TYCO INTERNATIONAL LIMITED                                                                               103,799
                                                                                                                         1,473,454
                                                                                                                ------------------
MACHINERY: 1.18%
          3,580   CATERPILLAR INCORPORATED<<                                                                               281,674
          1,128   CUMMINS INCORPORATED<<                                                                                   102,174
          3,038   DANAHER CORPORATION                                                                                      123,373
          2,406   DEERE & COMPANY                                                                                          167,891
          1,059   DOVER CORPORATION                                                                                         55,290
            952   EATON CORPORATION                                                                                         78,530
            317   FLOWSERVE CORPORATION                                                                                     34,686
          2,859   ILLINOIS TOOL WORKS INCORPORATED<<                                                                       134,430
          2,070   PACCAR INCORPORATED                                                                                       99,671
            662   PALL CORPORATION                                                                                          27,566
            915   PARKER HANNIFIN CORPORATION                                                                               64,105
            329   SNAP-ON INCORPORATED                                                                                      15,302
                                                                                                                         1,184,692
                                                                                                                ------------------
ROAD & RAIL: 0.48%
          2,155   CSX CORPORATION                                                                                          119,215
          2,093   NORFOLK SOUTHERN CORPORATION                                                                             124,554
            297   RYDER SYSTEM INCORPORATED<<                                                                               12,703
          2,825   UNION PACIFIC CORPORATION                                                                                231,085
                                                                                                                           487,557
                                                                                                                ------------------
TRADING COMPANIES & DISTRIBUTORS: 0.08%
            837   FASTENAL COMPANY<<                                                                                        44,520
            338   W.W. GRAINGER INCORPORATED<<                                                                              40,259
                                                                                                                            84,779
                                                                                                                ------------------
INFORMATION TECHNOLOGY: 10.67%
COMMUNICATIONS EQUIPMENT: 1.38%
         32,431   CISCO SYSTEMS INCORPORATED<<                                                                             710,239
            732   HARRIS CORPORATION                                                                                        32,420
          1,258   JDS UNIPHASE CORPORATION                                                                                  15,587
          2,952   JUNIPER NETWORKS INCORPORATED<<                                                                           89,593
         13,253   MOTOROLA INCORPORATED                                                                                    113,048
          9,115   QUALCOMM INCORPORATED<<                                                                                  411,269
          2,165   TELLABS INCORPORATED<<                                                                                    16,129
                                                                                                                         1,388,285
                                                                                                                ------------------
COMPUTERS & PERIPHERALS: 2.58%
          5,187   APPLE INCORPORATED                                                                                     1,471,811
          9,607   DELL INCORPORATED                                                                                        124,507

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
COMPUTERS &
PERIPHERALS
(continued)
         11,661   EMC CORPORATION<<                                                                             $          236,835
         12,877   HEWLETT-PACKARD COMPANY                                                                                  541,735
            445   LEXMARK INTERNATIONAL INCORPORATED<<                                                                      19,856
          2,027   NETAPP INCORPORATED<<                                                                                    100,924
            620   QLOGIC CORPORATION<<                                                                                      10,937
          1,323   SANDISK CORPORATION<<                                                                                     48,488
          1,302   WESTERN DIGITAL CORPORATION<<                                                                             36,964
                                                                                                                         2,592,057
                                                                                                                ------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 0.33%
          1,966   AGILENT TECHNOLOGIES INCORPORATED                                                                         65,605
            986   AMPHENOL CORPORATION CLASS A<<                                                                            48,294
          8,867   CORNING INCORPORATED                                                                                     162,089
            897   FLIR SYSTEMS INCORPORATED                                                                                 23,053
          1,111   JABIL CIRCUIT INCORPORATED<<                                                                              16,010
            781   MOLEX INCORPORATED                                                                                        16,346
                                                                                                                           331,397
                                                                                                                ------------------
INTERNET SOFTWARE & SERVICES: 1.10%
          1,031   AKAMAI TECHNOLOGIES INCORPORATED<<                                                                        51,736
          6,557   EBAY INCORPORATED                                                                                        159,991
          1,411   GOOGLE INCORPORATED CLASS A                                                                              741,890
            737   MONSTER WORLDWIDE INCORPORATED<<                                                                           9,552
            988   VERISIGN INCORPORATED<<                                                                                   31,359
          7,656   YAHOO! INCORPORATED                                                                                      108,486
                                                                                                                         1,103,014
                                                                                                                ------------------
IT SERVICES: 1.50%
          2,794   AUTOMATIC DATA PROCESSING INCORPORATED<<                                                                 117,432
          1,708   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A                                                       110,115
            876   COMPUTER SCIENCES CORPORATION<<                                                                           40,296
          1,497   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       40,614
            852   FISERV INCORPORATED<<                                                                                     45,855
          7,162   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                            960,711
          1,826   PAYCHEX INCORPORATED                                                                                      50,197
          1,667   SAIC INCORPORATED                                                                                         26,639
            950   TERADATA CORPORATION                                                                                      36,632
            941   TOTAL SYSTEM SERVICES INCORPORATED<<                                                                      14,341
          3,748   WESTERN UNION COMPANY                                                                                     66,227
                                                                                                                         1,509,059
                                                                                                                ------------------
OFFICE ELECTRONICS: 0.08%
          7,853   XEROX CORPORATION<<                                                                                       81,279
                                                                                                                ------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.43%
          3,217   ADVANCED MICRO DEVICES INCORPORATED<<                                                                     22,873
          1,744   ALTERA CORPORATION<<                                                                                      52,599
          1,692   ANALOG DEVICES INCORPORATED<<                                                                             53,095
          7,587   APPLIED MATERIALS INCORPORATED                                                                            88,616
          2,544   BROADCOM CORPORATION CLASS A<<                                                                            90,032
            306   FIRST SOLAR INCORPORATED                                                                                  45,089
         31,618   INTEL CORPORATION<<                                                                                      608,014
            953   KLA-TENCOR CORPORATION                                                                                    33,574
          1,274   LINEAR TECHNOLOGY CORPORATION                                                                             39,150
          3,644   LSI LOGIC CORPORATION<<                                                                                   16,617
          1,291   MEMC ELECTRONIC MATERIALS INCORPORATED<<                                                                  15,389
          1,055   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                       33,180

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
(continued)
          4,855   MICRON TECHNOLOGY INCORPORATED<<                                                                          35,005
          1,360   NATIONAL SEMICONDUCTOR CORPORATION<<                                                                      17,367
            521   NOVELLUS SYSTEMS INCORPORATED                                                                             13,848
          3,259   NVIDIA CORPORATION                                                                            $           38,065
          1,029   TERADYNE INCORPORATED<<                                                                                   11,463
          6,787   TEXAS INSTRUMENTS INCORPORATED<<                                                                         184,199
          1,469   XILINX INCORPORATED<<                                                                                     39,090
                                                                                                                         1,437,265
                                                                                                                ------------------
SOFTWARE: 2.27%
          2,982   ADOBE SYSTEMS INCORPORATED<<                                                                              77,979
          1,290   AUTODESK INCORPORATED                                                                                     41,241
          1,014   BMC SOFTWARE INCORPORATED                                                                                 41,047
          2,197   CA INCORPORATED                                                                                           46,401
          1,061   CITRIX SYSTEMS INCORPORATED                                                                               72,403
          1,267   COMPUWARE CORPORATION                                                                                     10,808
          1,875   ELECTRONIC ARTS INCORPORATED<<                                                                            30,806
          1,605   INTUIT INCORPORATED                                                                                       70,315
            863   MCAFEE INCORPORATED                                                                                       40,785
         43,243   MICROSOFT CORPORATION                                                                                  1,059,021
          1,994   NOVELL INCORPORATED                                                                                       11,904
         21,977   ORACLE CORPORATION                                                                                       590,082
          1,072   RED HAT INCORPORATED<<                                                                                    43,952
            663   salesforce.com INCORPORATED<<                                                                             74,123
          4,482   SYMANTEC CORPORATION                                                                                      67,992
                                                                                                                         2,278,859
                                                                                                                ------------------
MATERIALS: 2.06%
CHEMICALS: 1.17%
          1,206   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     99,881
            422   AIRGAS INCORPORATED                                                                                       28,661
            403   CF INDUSTRIES HOLDINGS INCORPORATED                                                                       38,487
          6,586   DOW CHEMICAL COMPANY                                                                                     180,852
          5,147   E.I. DU PONT DE NEMOURS & COMPANY<<                                                                      229,659
            410   EASTMAN CHEMICAL COMPANY                                                                                  30,340
          1,324   ECOLAB INCORPORATED                                                                                       67,180
            411   FMC CORPORATION                                                                                           28,117
            453   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           21,980
          3,069   MONSANTO COMPANY                                                                                         147,097
            937   PPG INDUSTRIES INCORPORATED<<                                                                             68,214
          1,738   PRAXAIR INCORPORATED                                                                                     156,872
            512   SHERWIN-WILLIAMS COMPANY                                                                                  38,472
            688   SIGMA-ALDRICH CORPORATION<<                                                                               41,541
                                                                                                                         1,177,353
                                                                                                                ------------------
CONSTRUCTION MATERIALS: 0.02%
            728   VULCAN MATERIALS COMPANY<<                                                                                26,878
                                                                                                                ------------------
CONTAINERS & PACKAGING: 0.12%
            520   BALL CORPORATION                                                                                          30,602
            619   BEMIS COMPANY INCORPORATED<<                                                                              19,653
            928   OWENS-ILLINOIS INCORPORATED                                                                               26,040
            773   PACTIV CORPORATION                                                                                        25,494

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
CONTAINERS &
PACKAGING
(continued)
            906   SEALED AIR CORPORATION<<                                                                                  20,367
                                                                                                                           122,156
METALS & MINING: 0.67%
            624   AK STEEL HOLDING CORPORATION<<                                                                             8,617
          5,799   ALCOA INCORPORATED<<                                                                                      70,226
            559   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                     25,966
            769   CLIFFS NATURAL RESOURCES INCORPORATED                                                         $           49,154
          2,671   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                      228,077
          2,796   NEWMONT MINING CORPORATION                                                                               175,617
          1,791   NUCOR CORPORATION                                                                                         68,416
            511   TITANIUM METALS CORPORATION<<                                                                             10,200
            815   UNITED STATES STEEL CORPORATION<<                                                                         35,730
                                                                                                                           672,003
                                                                                                                ------------------
PAPER & FOREST PRODUCTS: 0.08%
          2,481   INTERNATIONAL PAPER COMPANY                                                                               53,962
            969   MEADWESTVACO CORPORATION                                                                                  23,624
                                                                                                                            77,586
                                                                                                                ------------------
TELECOMMUNICATION SERVICES: 1.89%
DIVERSIFIED TELECOMMUNICATION SERVICES: 1.68%
         33,554   AT&T INCORPORATED                                                                                        959,644
          1,711   CENTURYTEL INCORPORATED                                                                                   67,516
          5,633   FRONTIER COMMUNICATIONS CORPORATION<<                                                                     46,022
          9,876   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                           61,923
         16,051   VERIZON COMMUNICATIONS INCORPORATED                                                                      523,102
          2,743   WINDSTREAM CORPORATION                                                                                    33,711
                                                                                                                         1,691,918
                                                                                                                ------------------
WIRELESS TELECOMMUNICATION SERVICES: 0.21%
          2,277   AMERICAN TOWER CORPORATION CLASS A<<                                                                     116,719
          1,487   METROPCS COMMUNICATIONS INCORPORATED<<                                                                    15,554
         16,947   SPRINT NEXTEL CORPORATION<<                                                                               78,465
                                                                                                                           210,738
                                                                                                                ------------------
UTILITIES: 2.13%
ELECTRIC UTILITIES: 1.15%
            963   ALLEGHENY ENERGY INCORPORATED                                                                             23,613
          2,722   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              98,618
          7,488   DUKE ENERGY CORPORATION<<                                                                                132,612
          1,850   EDISON INTERNATIONAL                                                                                      63,622
          1,060   ENTERGY CORPORATION                                                                                       81,122
          3,753   EXELON CORPORATION<<                                                                                     159,803
          1,731   FIRSTENERGY CORPORATION<<                                                                                 66,713
          2,361   NEXTERA ENERGY INCORPORATED                                                                              128,415
          1,000   NORTHEAST UTILITIES                                                                                       29,570
          1,271   PEPCO HOLDINGS INCORPORATED<<                                                                             23,641
            616   PINNACLE WEST CAPITAL CORPORATION<<                                                                       25,422
          2,741   PPL CORPORATION<<                                                                                         74,637
          1,661   PROGRESS ENERGY INCORPORATED<<                                                                            73,782
          4,717   THE SOUTHERN COMPANY<<                                                                                   175,661
                                                                                                                         1,157,231
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
ELECTRIC UTILITIES (continued)
GAS UTILITIES: 0.04%
            258   NICOR INCORPORATED<<                                                                                      11,822
            604   ONEOK INCORPORATED                                                                                        27,204
                                                                                                                            39,026
                                                                                                                ------------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS: 0.11%
          3,787   AES CORPORATION                                                                               $           42,982
          1,146   CONSTELLATION ENERGY GROUP INCORPORATED                                                                   36,947
          1,437   NRG ENERGY INCORPORATED                                                                                   29,918
                                                                                                                           109,847
                                                                                                                ------------------
MULTI-UTILITIES: 0.83%
          1,358   AMEREN CORPORATION<<                                                                                      38,567
          2,394   CENTERPOINT ENERGY INCORPORATED<<                                                                         37,634
          1,307   CMS ENERGY CORPORATION<<                                                                                  23,552
          1,604   CONSOLIDATED EDISON INCORPORATED                                                                          77,345
          3,345   DOMINION RESOURCES INCORPORATED                                                                          146,043
            958   DTE ENERGY COMPANY                                                                                        44,001
            438   INTEGRYS ENERGY GROUP INCORPORATED<<                                                                      22,802
          1,578   NISOURCE INCORPORATED<<                                                                                   27,457
          2,218   PG&E CORPORATION                                                                                         100,742
          2,873   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              95,039
            639   SCANA CORPORATION<<                                                                                       25,764
          1,407   SEMPRA ENERGY                                                                                             75,697
          1,218   TECO ENERGY INCORPORATED<<                                                                                21,096
            663   WISCONSIN ENERGY CORPORATION                                                                              38,321
          2,610   XCEL ENERGY INCORPORATED                                                                                  59,952
                                                                                                                           834,012
                                                                                                                ------------------
TOTAL COMMON STOCKS (COST $55,998,386)                                                                                  58,683,468
                                                                                                                ------------------

   PRINCIPAL                                                                    INTEREST RATE   MATURITY DATE
---------------                                                                 -------------   -------------
US TREASURY SECURITIES: 36.94%
US TREASURY BONDS: 36.94%
$     1,365,000   US TREASURY BOND #                                                     5.38%     02/15/2031            1,757,438
      2,315,000   US TREASURY BOND #                                                     4.50      02/15/2036            2,661,889
      3,251,000   US TREASURY BOND #                                                     4.25      05/15/2039            3,574,068
      4,086,000   US TREASURY BOND #                                                     4.38      05/15/2040            4,589,109
      1,556,000   US TREASURY BOND #                                                     3.88      08/15/2040            1,608,515
      1,330,000   US TREASURY BOND #                                                     4.75      02/15/2037            1,589,974
      1,355,000   US TREASURY BOND #                                                     5.00      05/15/2037            1,682,529
      1,433,000   US TREASURY BOND #                                                     4.38      02/15/2038            1,614,812
      1,923,000   US TREASURY BOND #                                                     4.50      05/15/2038            2,211,750
      2,345,000   US TREASURY BOND #                                                     3.50      02/15/2039            2,268,788
      3,687,000   US TREASURY BOND #                                                     4.50      08/15/2039            4,221,615
      4,085,000   US TREASURY BOND #                                                     4.38      11/15/2039            4,582,859
      4,086,000   US TREASURY BOND #                                                     4.63      02/15/2040            4,774,238
                                                                                                                ------------------
TOTAL US TREASURY SECURITIES (COST $34,020,972)                                                                         37,137,584
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INDEX ASSET ALLOCATION FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
SHORT-TERM INVESTMENTS: 21.69%
CORPORATE BONDS & NOTES: 1.02%
$       480,776   GRYPHON FUNDING LIMITED(V)(A)(I)                                       0.00      08/05/2011              194,570
      1,459,090   VFNC CORPORATION(V)+/-++(A)(I)                                         0.26      09/29/2011              831,681
                                                                                                                         1,026,251
                                                                                                                ------------------

    SHARES                                                                          YIELD
---------------                                                                 -------------
INVESTMENT COMPANIES: 17.67%
     16,318,491   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(V)(L)(U)           0.28                           16,318,491
      1,445,678   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(L)(U)                         0.25                   $        1,445,678
                                                                                                                        17,764,169

   PRINCIPAL                                                                    INTEREST RATE
---------------                                                                 -------------
US TREASURY BILLS: 3.00%
$     1,450,000   US Treasury Bill###                                                    0.21%     11/04/2010            1,449,713
      1,560,000   US Treasury Bill###                                                    0.15      02/03/2011            1,558,971
                                                                                                                         3,008,684
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $21,497,138)                                                                         21,799,104
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $111,516,496)*                                                   117.01%                                         117,620,156
OTHER ASSETS AND LIABILITIES, NET                                      (17.01)                                         (17,098,268)
                                                                      -------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $      100,521,888
                                                                      -------                                   ==================

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(L)  INVESTMENT IN AN  AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $113,404,996 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $14,095,597
GROSS UNREALIZED DEPRECIATION    (9,880,437)
                                -----------
NET UNREALIZED APPRECIATION     $ 4,215,160

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INTERNATIONAL EQUITY FUND

    SHARES        SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
COMMON STOCKS: 94.45%
ARGENTINA: 1.12%
        202,131   IRSA INVERSIONES Y REPRESENTACIONES SA ADR (FINANCIALS,
                     Real Estate Management & Development)                                                      $        2,989,517
                                                                                                                ------------------
AUSTRALIA: 3.88%
        324,380   AMP LIMITED (FINANCIALS, Insurance)                                                                    1,602,135
         48,387   ASX LIMITED (FINANCIALS, Diversified Financial Services)                                               1,523,248
         35,674   COMMONWEALTH BANK OF AUSTRALIA (FINANCIALS, Commercial
                     Banks)                                                                                              1,764,377
         25,307   MACQUARIE GROUP LIMITED (FINANCIALS, Capital Markets)                                                    887,181
         78,168   NEWCREST MINING LIMITED (MATERIALS, Metals & Mining)                                                   2,997,198
         69,776   WESTPAC BANKING CORPORATION (FINANCIALS, Commercial Banks)                                             1,567,351
                                                                                                                        10,341,490
                                                                                                                ------------------
BELGIUM: 1.02%
        131,596   AGFA-GEVAERT NV (HEALTH CARE, Health Care Technology)                                                    970,545
         29,690   ANHEUSER-BUSCH INBEV NV (CONSUMER STAPLES, Beverages )                                                 1,746,492
                                                                                                                         2,717,037
                                                                                                                ------------------
BRAZIL: 0.46%
         60,323   BANCO BRADESCO SA ADR (FINANCIALS, Commercial Banks)                                                   1,229,383
                                                                                                                ------------------
CANADA: 7.14%
         35,511   AGNICO-EAGLE MINES LIMITED (CONSUMER DISCRETIONARY,
                     Diversified Consumer Services)<<                                                                    2,522,346
        108,467   BROOKFIELD ASSET MANAGEMENT INCORPORATED (FINANCIALS,
                     Diversified Financial Services)                                                                     3,077,209
        108,594   CANADIAN NATURAL RESOURCES LIMITED (ENERGY, Oil, Gas &
                     Consumable Fuels)                                                                                   3,756,303
         66,243   ENCANA CORPORATION (ENERGY, Oil, Gas & Consumable Fuels)                                               2,001,647
         35,179   GOLDCORP INCORPORATED (MATERIALS, Metals & Mining)                                                     1,528,332
         62,418   PACIFIC RUBIALES ENERGY CORPORATION (ENERGY, Oil, Gas &
                     Consumable Fuels)                                                                                   1,755,032
          5,702   POTASH CORPORATION OF SASKATCHEWAN (MATERIALS, Chemicals)                                                821,316
         18,320   RESEARCH IN MOTION LIMITED (INFORMATION TECHNOLOGY,
                     Communications Equipment)+<<                                                                          892,001
         38,714   SUNCOR ENERGY INCORPORATED (ENERGY, Oil, Gas & Consumable
                     Fuels)                                                                                              1,260,491
         34,211   TECK COMINCO INCORPORATED LIMITED (MATERIALS, Metals &
                     Mining)                                                                                             1,407,143
                                                                                                                        19,021,820
                                                                                                                ------------------
CHINA: 5.92%
          9,433   BAIDU.COM INCORPORATED ADR (INDUSTRIALS, Commercial
                     Services & Supplies)+                                                                                 968,014
      1,136,000   CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED
                     (INDUSTRIALS, Machinery)                                                                            1,147,881
         20,538   CHINA MOBILE LIMITED ADR (TELECOMMUNICATION SERVICES,
                     Wireless Telecommunication Services)<<                                                              1,050,108
         40,591   NETEASE.COM INCORPORATED ADR (INFORMATION TECHNOLOGY,
                     Internet Software & Services)+<<                                                                    1,600,909
         91,836   SINA CORPORATION (FINANCIALS, Diversified Financial
                     Services)+<<                                                                                        4,645,065
         72,800   TENCENT HOLDINGS LIMITED (INFORMATION TECHNOLOGY, Internet
                     Software & Services)                                                                                1,591,329
        115,643   VANCEINFO TECHNOLOGIES INCORPORATED ADR (INFORMATION
                     TECHNOLOGY, IT Services)+<<                                                                         3,739,895
        261,000   ZTE CORPORATION (INFORMATION TECHNOLOGY, Communications
                     Equipment)+                                                                                         1,039,445
                                                                                                                        15,782,646
                                                                                                                ------------------
DENMARK: 0.95%
            138   A.P. MOLLER-MAERSK A/S CLASS B (INDUSTRIALS, Marine)                                                   1,153,618
         13,160   CARLSBERG A/S (CONSUMER STAPLES, Beverages)                                                            1,372,137
                                                                                                                         2,525,755
                                                                                                                ------------------
FINLAND: 0.72%
        110,331   NOKIA OYJ (TELECOMMUNICATION SERVICES, Diversified
                     Telecommunication Services)                                                                         1,108,513
         29,836   SAMPO OYJ (FINANCIALS, Insurance)                                                                        805,751
                                                                                                                         1,914,264
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INTERNATIONAL EQUITY FUND

    SHARES        SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
FRANCE: 8.39%
         17,044   ALSTOM RGPT (INDUSTRIALS, Machinery)                                                          $          869,463
         83,887   AXA SA (FINANCIALS, Insurance)                                                                         1,466,654
         33,749   BNP PARIBAS SA (FINANCIALS, Commercial Banks)                                                          2,400,255
         31,130   CARREFOUR SA (CONSUMER STAPLES, Food & Staples Retailing)                                              1,672,693
         23,531   COMPAGNIE DE SAINT-GOBAIN (CONSUMER DISCRETIONARY,
                     Specialty Retail)                                                                                   1,046,726
         89,537   FRANCE TELECOM SA (TELECOMMUNICATION SERVICES, Diversified
                     Telecommunication Services)                                                                         1,934,672
         24,273   GROUPE DANONE (CONSUMER STAPLES, Food Products)                                                        1,451,831
         17,556   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER
                     DISCRETIONARY, Specialty Retail)                                                                    2,575,215
         11,910   PERNOD-RICARD (CONSUMER STAPLES, Beverages)                                                              994,474
         20,896   PEUGEOT SA (CONSUMER DISCRETIONARY, Automobiles)                                                         702,619
         14,955   PINAULT-PRINTEMPTS-REDOUTE SA (CONSUMER DISCRETIONARY,
                     Multiline Retail)                                                                                   2,421,005
         29,986   PUBLICIS GROUPE (CONSUMER DISCRETIONARY, Diversified
                     Consumer Services)                                                                                  1,424,204
         29,718   SANOFI-AVENTIS SA (HEALTH CARE, Pharmaceuticals)                                                       1,980,076
         27,499   TOTAL SA (ENERGY, Oil, Gas & Consumable Fuels)                                                         1,417,235
                                                                                                                        22,357,122
                                                                                                                ------------------
GERMANY: 8.55%
         67,646   ADIDAS-SALOMON AG (CONSUMER DISCRETIONARY, Textiles,
                     Apparel & Luxury Goods)                                                                             4,187,639
         16,088   ALLIANZ AG (FINANCIALS, Insurance)                                                                     1,818,160
         22,000   BASF SE (ENERGY, Oil, Gas & Consumable Fuels)                                                          1,387,257
         27,401   BAYER AG (MATERIALS, Chemicals)                                                                        1,910,679
         13,546   BAYERISCHE MOTOREN WERKE AG (CONSUMER DISCRETIONARY,
                     Automobiles)                                                                                          949,921
         54,111   DAIMLER AG (CONSUMER DISCRETIONARY, Automobiles)                                                       3,427,207
         22,141   DEUTSCHE BOERSE AG (FINANCIALS, Diversified Financial
                     Services)                                                                                           1,477,342
         11,676   HOCHTIEF AG (INDUSTRIALS, Construction & Engineering)<<                                                1,011,068
         40,565   KLOECKNER & COMPANY (INDUSTRIALS, Trading Companies &
                     Distributors)                                                                                         912,731
         23,245   METRO AG (CONSUMER STAPLES, Food & Staples Retailing)                                                  1,513,138
         11,559   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (FINANCIALS,
                     Insurance)                                                                                          1,600,994
         13,247   SAP AG (INFORMATION TECHNOLOGY, Software)                                                                655,270
         18,488   SIEMENS AG (INDUSTRIALS, Commercial Services & Supplies)                                               1,951,528
                                                                                                                        22,802,934
                                                                                                                ------------------
HONG KONG: 0.40%
         54,007   HONG KONG EXCHANGES & CLEARING LIMITED (FINANCIALS,
                     Diversified Financial Services)                                                                     1,063,594
                                                                                                                ------------------
INDIA: 0.41%
         22,166   ICICI BANK LIMITED ADR (FINANCIALS, Commercial Banks)<<                                                1,104,975
                                                                                                                ------------------
ISRAEL: 0.49%
         25,042   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (HEALTH CARE,
                     Pharmaceuticals)                                                                                    1,320,966
                                                                                                                ------------------
ITALY: 0.35%
        363,690   UNICREDITO ITALIANO SPA (FINANCIALS, Commercial Banks)+                                                  928,634
                                                                                                                ------------------
JAPAN: 10.95%
         23,300   CANON INCORPORATED (INFORMATION TECHNOLOGY, Office
                     Electronics)                                                                                        1,087,129
      1,276,000   ISUZU MOTORS LIMITED (CONSUMER DISCRETIONARY, Automobiles)                                             4,921,802
         99,200   KOMATSU LIMITED (INDUSTRIALS, Commercial Services &
                     Supplies)                                                                                           2,302,942
         66,900   MAKITA CORPORATION (INDUSTRIALS, Machinery)                                                            2,121,278
          2,100   NINTENDO COMPANY LIMITED (INFORMATION TECHNOLOGY,
                     Software)+                                                                                            524,748
        592,000   NIPPON YUSEN KABUSHIKI KAISHA (INDUSTRIALS, Marine)                                                    2,425,299
        158,000   NKSJ HOLDINGS INCORPORATED (FINANCIALS, Real Estate
                     Management & Development)                                                                             991,759
        263,100   NOMURA HOLDINGS INCORPORATED (FINANCIALS, Diversified
                     Financial Services)                                                                                 1,273,268
          9,110   ORIX CORPORATION (FINANCIALS, Consumer Finance)                                                          696,236
        547,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIALS, Machinery)                                             2,817,561
         15,800   TDK CORPORATION (INFORMATION TECHNOLOGY, Electronic
                     Equipment & Instruments)                                                                              881,037
         18,900   TOKYO ELECTRON LIMITED (INFORMATION TECHNOLOGY,
                     Semiconductors & Semiconductor Equipment)                                                             947,490
        270,000   TOSHIBA CORPORATION (CONSUMER DISCRETIONARY, Specialty
                     Retail)                                                                                             1,306,660
         60,900   TOYOTA MOTOR CORPORATION (CONSUMER DISCRETIONARY,
                     Automobiles)                                                                                        2,187,089
         71,100   UNI-CHARM CORPORATION (CONSUMER DISCRETIONARY, Textiles,
                     Apparel & Luxury Goods)<<                                                                           2,861,715

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INTERNATIONAL EQUITY FUND

    SHARES        SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
JAPAN (continued)
          5,346   YAHOO! JAPAN CORPORATION (INFORMATION TECHNOLOGY, Internet
                     Software & Services)                                                                       $        1,846,893
                                                                                                                        29,192,906
                                                                                                                ------------------
LUXEMBOURG: 0.22%
         17,503   ARCELORMITTAL (INDUSTRIALS, Commercial Services & Supplies)                                              576,481
                                                                                                                ------------------
NETHERLANDS: 5.24%
         36,235   ASML HOLDING NV (INDUSTRIALS, Commercial Services &
                     Supplies)                                                                                           1,082,296
         19,878   BRUNEL INTERNATIONAL (INDUSTRIALS, Professional Services)                                                620,560
        127,144   ING GROEP NV (FINANCIALS, Diversified Financial Services)                                              1,319,034
         70,229   KONINKLIJKE AHOLD NV (CONSUMER STAPLES, Food & Staples
                     Retailing)                                                                                            946,674
         33,323   KONINKLIJKE PHILIPS ELECTRONICS NV (INDUSTRIALS, Industrial
                     Conglomerates)                                                                                      1,047,333
        103,224   NEW WORLD RESOURCES NV (ENERGY, Oil, Gas & Consumable
                     Fuels)                                                                                              1,186,971
         51,037   RANDSTAD HOLDINGS NV (CONSUMER DISCRETIONARY, Household
                     Durables)                                                                                           2,318,627
        113,813   ROYAL DUTCH SHELL PLC CLASS A (ENERGY, Oil, Gas &
                     Consumable Fuels)                                                                                   3,425,593
        107,319   UNILEVER NV (CONSUMER STAPLES, Food & Staples Retailing)                                               3,207,686
        142,469   USG PEOPLE NV (INDUSTRIALS, Professional Services)                                                     2,240,338
                                                                                                                        17,395,112
                                                                                                                ------------------
NORWAY: 0.51%
         86,091   TELENOR ASA (TELECOMMUNICATION SERVICES, Diversified
                     Telecommunication Services)                                                                         1,348,202
                                                                                                                ------------------
RUSSIA: 0.47%
         33,559   GAZPROM ADR (ENERGY, Oil, Gas & Consumable Fuels)                                                        704,403
          9,762   LUKOIL ADR (ENERGY, Oil, Gas & Consumable Fuels)                                                         554,482
                                                                                                                         1,258,885
                                                                                                                ------------------
SINGAPORE: 0.41%
        103,000   DBS GROUP HOLDINGS LIMITED (FINANCIALS, Diversified
                     Financial Services)                                                                                 1,102,760
                                                                                                                ------------------
SOUTH KOREA: 0.92%
            921   LOTTE CONFECTIONERY COMPANY LIMITED (CONSUMER STAPLES, Food
                     & Staples Retailing)                                                                                1,079,918
          2,000   SAMSUNG ELECTRONICS COMPANY LIMITED (CONSUMER
                     DISCRETIONARY, Specialty Retail)                                                                    1,362,859
                                                                                                                         2,442,777
                                                                                                                ------------------
SPAIN: 2.32%
        105,889   BANCO SANTANDER CENTRAL HISPANO SA (FINANCIALS, Commercial
                     Banks)                                                                                              1,344,939
        129,629   CRITERIA CAIXACORP SA (FINANCIALS, Diversified Financial
                     Services)                                                                                             680,890
         25,096   INDUSTRIA DE DISENO TEXTIL SA (INDUSTRIALS, Construction &
                     Engineering)                                                                                        1,993,541
         87,530   TELEFONICA SA (TELECOMMUNICATION SERVICES, Diversified
                     Telecommunication Services)                                                                         2,167,544
                                                                                                                         6,186,914
                                                                                                                ------------------
SWEDEN: 1.04%
         47,038   HENNES & MAURITZ AB CLASS B (CONSUMER DISCRETIONARY,
                     Specialty Retail)                                                                                   1,703,469
         58,626   SKANSKA AB (CONSUMER DISCRETIONARY, Specialty Retail)                                                  1,074,174
                                                                                                                         2,777,643
                                                                                                                ------------------
SWITZERLAND: 9.72%
         55,034   ABB LIMITED (INDUSTRIALS, Professional Services)                                                       1,159,878
         48,402   COMPAGNIE FINANCIERE RICHEMONT SA (MATERIALS, Construction
                     Materials)                                                                                          2,330,330
         65,747   CREDIT SUISSE GROUP (FINANCIALS, Diversified Financial
                     Services)                                                                                           2,810,130
            814   GIVAUDAN SA (MATERIALS, Chemicals)                                                                       831,686
        104,431   NESTLE SA (CONSUMER STAPLES, Food & Staples Retailing)                                                 5,563,489
         39,167   NOVARTIS AG (MATERIALS, Chemicals)                                                                     2,246,029
         24,502   ROCHE HOLDINGS AG (MATERIALS, Chemicals)                                                               3,346,225

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INTERNATIONAL EQUITY FUND

    SHARES        SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
SWITZERLAND (continued)
         10,937   SWATCH GROUP AG CLASS B (CONSUMER DISCRETIONARY, Specialty
                     Retail)                                                                                    $        4,114,801
        102,859   UBS AG (FINANCIALS, Capital Markets)                                                                   1,745,981
          7,493   ZURICH FINANCIAL SERVICES AG (FINANCIALS, Insurance)                                                   1,756,106
                                                                                                                        25,904,655
                                                                                                                ------------------
UNITED KINGDOM: 21.68%
         42,727   ANGLO AMERICAN PLC (MATERIALS, Metals & Mining)                                                        1,695,111
        158,324   ANTOFAGASTA PLC (INDUSTRIALS, Air Freight & Logistics)                                                 3,074,069
        903,239   ASHTEAD GROUP PLC (INDUSTRIALS, Transportation
                     Infrastructure)                                                                                     1,559,368
         23,552   ASTRAZENECA PLC (HEALTH CARE, Pharmaceuticals)                                                         1,196,325
        627,158   BARCLAYS PLC (FINANCIALS, Commercial Banks)                                                            2,951,666
         52,264   BG GROUP PLC (ENERGY, Oil, Gas & Consumable Fuels)                                                       918,305
         86,115   BHP BILLITON PLC (MATERIALS, Metals & Mining)                                                          2,739,380
        430,881   BP PLC (ENERGY, Oil, Gas & Consumable Fuels)                                                           2,895,653
        298,834   BRITISH AIRWAYS PLC (INDUSTRIALS, Airlines)<<                                                          1,139,796
        151,933   BURBERRY GROUP PLC (CONSUMER DISCRETIONARY, Specialty
                     Retail)                                                                                             2,482,183
        164,811   COOKSON GROUP PLC (INDUSTRIALS, Machinery)                                                             1,416,191
        152,886   EXPERIAN GROUP LIMITED (FINANCIALS, Diversified Financial
                     Services)                                                                                           1,664,368
      1,132,350   GAME GROUP PLC (CONSUMER DISCRETIONARY, Specialty Retail)                                              1,174,013
        157,577   GLAXOSMITHKLINE PLC (HEALTH CARE, Pharmaceuticals)                                                     3,105,359
        658,261   HAYS PLC (INDUSTRIALS, Professional Services)                                                          1,169,524
        493,391   HSBC HOLDINGS PLC (FINANCIALS, Diversified Financial
                     Services)                                                                                           4,999,186
         91,235   INTERCONTINENTAL HOTELS GROUP PLC (CONSUMER DISCRETIONARY,
                     Hotels, Restaurants & Leisure)                                                                      1,628,127
         37,991   INTERTEK GROUP PLC (INDUSTRIALS, Commercial Services &
                     Supplies)                                                                                           1,092,145
        229,275   KINGFISHER PLC (MATERIALS, Construction Materials)                                                       843,513
      1,368,749   LLOYDS TSB GROUP PLC (FINANCIALS, Commercial Banks)                                                    1,593,704
         23,266   NEXT PLC (CONSUMER DISCRETIONARY, Multiline Retail)                                                      809,916
         48,998   RIO TINTO PLC (MATERIALS, Metals & Mining)                                                             2,864,088
      1,201,642   ROYAL BANK OF SCOTLAND GROUP PLC (FINANCIALS, Commercial
                     Banks)                                                                                                891,164
         27,400   SABMILLER PLC (CONSUMER DISCRETIONARY, Beverages)                                                        876,133
        178,649   SAVILLS PLC (FINANCIALS, Real Estate Management &
                     Development)                                                                                          853,144
         40,108   STANDARD CHARTERED PLC (FINANCIALS, Commercial Banks)                                                  1,150,483
         67,548   TRAVIS PERKINS PLC (MATERIALS, Paper & Forest Products)                                                  895,047
        961,677   VODAFONE GROUP PLC (TELECOMMUNICATION SERVICES, Diversified
                     Telecommunication Services)                                                                         2,373,306
        152,960   WPP PLC (CONSUMER DISCRETIONARY, Media)                                                                1,692,806
        137,719   XSTRATA PLC (MATERIALS, Metals & Mining)                                                               2,635,054
                                                                                                                        54,379,127
                                                                                                                ------------------
UNITED STATES: 1.17%
        241,154   MONSTER WORLDWIDE INCORPORATED (INFORMATION TECHNOLOGY,
                     Internet Software & Services)+<<                                                                    3,125,356
                                                                                                                ------------------
TOTAL COMMON STOCKS (COST $200,881,988)                                                                                251,790,955
                                                                                                                ------------------

                                                                                    YIELD
                                                                                -------------
PREFERRED STOCKS: 2.13%
GERMANY: 2.13%
         70,325   FRESENIUS AG (HEALTHCARE, Healthcare Providers & Services)             1.43%                           5,679,373
TOTAL PREFERRED STOCKS (COST $3,737,636)                                                                                 5,679,373
                                                                                                                ------------------
SHORT-TERM INVESTMENTS: 12.13%
INVESTMENT COMPANIES: 12.13%
      9,905,825   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(L)(U)                         0.25                            9,905,825
     22,420,017   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(V)(L)(U)          0.28                           22,420,017
TOTAL SHORT-TERM INVESTMENTS (COST $32,325,842)                                                                         32,325,842
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT INTERNATIONAL EQUITY FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $236,945,466)*                                                   108.71%                                  $      289,796,170
OTHER ASSETS AND LIABILITIES, NET                                       (8.71)                                         (23,224,188)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $      266,571,982
                                                                       ------                                   ------------------

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(L)  INVESTMENT IN AN AFFILIATE.

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $239,523,369 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $53,066,925
GROSS UNREALIZED DEPRECIATION    (2,794,124)
                                -----------
NET UNREALIZED APPRECIATION     $50,272,801

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

VT INTRINSIC VALUE FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   -----------------------------------------------------------                                   ------------------
COMMON STOCKS: 93.38%
CONSUMER DISCRETIONARY: 9.11%
MEDIA: 2.62%
         47,000   TIME WARNER INCORPORATED                                                                      $        1,440,550
                                                                                                                ------------------
MULTILINE RETAIL: 1.44%
         29,000   JCPENNEY COMPANY INCORPORATED                                                                            788,220
                                                                                                                ------------------
SPECIALTY RETAIL: 2.60%
         45,000   HOME DEPOT INCORPORATED<<                                                                              1,425,600
                                                                                                                ------------------
TEXTILES, APPAREL & LUXURY GOODS: 2.45%
         15,000   POLO RALPH LAUREN CORPORATION                                                                          1,347,900
                                                                                                                ------------------
CONSUMER STAPLES: 13.00%
BEVERAGES: 2.32%
         18,500   DIAGEO PLC ADR                                                                                         1,276,685
                                                                                                                ------------------
FOOD & STAPLES RETAILING: 1.84%
         47,700   SAFEWAY INCORPORATED<<                                                                                 1,009,332
                                                                                                                ------------------
FOOD PRODUCTS: 8.84%
         59,200   CONAGRA FOODS INCORPORATED                                                                             1,298,848
         27,000   H.J. HEINZ COMPANY<<                                                                                   1,278,990
         24,800   THE HERSHEY COMPANY<<                                                                                  1,180,232
         36,600   UNILEVER NV NY SHARES<<                                                                                1,093,608
                                                                                                                         4,851,678
                                                                                                                ------------------
ENERGY: 8.75%
ENERGY EQUIPMENT & SERVICES: 1.75%
         56,000   WEATHERFORD INTERNATIONAL LIMITED+                                                                       957,600
                                                                                                                ------------------
OIL, GAS & CONSUMABLE FUELS: 7.00%
         25,900   CONOCOPHILLIPS                                                                                         1,487,437
         26,000   HESS CORPORATION                                                                                       1,537,120
         27,200   QEP RESOURCES INCORPORATED                                                                               819,808
                                                                                                                         3,844,365
                                                                                                                ------------------
FINANCIALS: 12.89%
CAPITAL MARKETS: 1.19%
         46,900   CHARLES SCHWAB CORPORATION                                                                               651,910
                                                                                                                ------------------
COMMERCIAL BANKS: 6.99%
        106,800   BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                               1,352,088
         37,000   EAST WEST BANCORP INCORPORATED<<                                                                         602,360
        204,200   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED ADR                                                          945,446
         44,000   ZIONS BANCORP<<                                                                                          939,840
                                                                                                                         3,839,734
                                                                                                                ------------------
DIVERSIFIED FINANCIAL SERVICES: 4.71%
         87,100   BANK OF AMERICA CORPORATION                                                                            1,141,881

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

VT INTRINSIC VALUE FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   -----------------------------------------------------------                                   ------------------
DIVERSIFIED FINANCIAL SERVICES (continued)
         37,900   JPMORGAN CHASE & COMPANY                                                                      $        1,442,853
                                                                                                                         2,584,734
                                                                                                                ------------------
HEALTH CARE: 9.11%
HEALTH CARE EQUIPMENT & SUPPLIES: 4.60%
         26,800   BAXTER INTERNATIONAL INCORPORATED<<                                                                    1,278,628
         21,900   HOSPIRA INCORPORATED+                                                                                  1,248,519
                                                                                                                         2,527,147
                                                                                                                ------------------
PHARMACEUTICALS: 4.51%
         26,300   ABBOTT LABORATORIES                                                                                    1,373,912
         30,100   ELI LILLY & COMPANY<<                                                                                  1,099,553
                                                                                                                         2,473,465
                                                                                                                ------------------
INDUSTRIALS: 10.23%
AEROSPACE & DEFENSE: 5.45%
         21,700   BOEING COMPANY                                                                                         1,443,918
         25,500   NORTHROP GRUMMAN CORPORATION<<                                                                         1,546,065
                                                                                                                         2,989,983
                                                                                                                ------------------
MACHINERY: 4.78%
         19,000   DEERE & COMPANY                                                                                        1,325,820
         20,500   SPX CORPORATION                                                                                        1,297,240
                                                                                                                         2,623,060
                                                                                                                ------------------
INFORMATION TECHNOLOGY: 20.29%
COMPUTERS & PERIPHERALS: 6.95%
          7,400   APPLE INCORPORATED+                                                                                    2,099,750
         84,300   EMC CORPORATION+<<                                                                                     1,712,133
                                                                                                                         3,811,883
                                                                                                                ------------------
INTERNET SOFTWARE & SERVICES: 2.53%
         57,000   EBAY INCORPORATED+                                                                                     1,390,800
                                                                                                                ------------------
IT SERVICES: 3.32%
         13,600   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                          1,824,304
                                                                                                                ------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.40%
         48,600   TEXAS INSTRUMENTS INCORPORATED<<                                                                       1,319,004
                                                                                                                ------------------
SOFTWARE: 5.09%
         28,800   INTUIT INCORPORATED+                                                                                   1,261,728
         57,000   ORACLE CORPORATION                                                                                     1,530,450
                                                                                                                         2,792,178
                                                                                                                ------------------
MATERIALS: 2.47%
CHEMICALS: 2.47%
         49,300   DOW CHEMICAL COMPANY                                                                                   1,353,778
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

VT INTRINSIC VALUE FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   -----------------------------------------------------------                                   ------------------
TELECOMMUNICATION SERVICES: 2.13%
WIRELESS TELECOMMUNICATION SERVICES: 2.13%
         47,000  VODAFONE GROUP PLC ADR<<                                                                       $        1,166,070
                                                                                                                ------------------
UTILITIES: 5.40%
ELECTRIC UTILITIES: 2.36%
         23,800   NEXTERA ENERGY INCORPORATED                                                                            1,294,482
                                                                                                                ------------------
GAS UTILITIES: 0.74%
         23,100   QUESTAR CORPORATION<<                                                                                    404,943
                                                                                                                ------------------
MULTI-UTILITIES: 2.30%
         29,000   DOMINION RESOURCES INCORPORATED                                                                        1,266,140
                                                                                                                ------------------
TOTAL COMMON STOCKS (COST $48,368,239)                                                                                  51,255,545
                                                                                                                ------------------
INVESTMENT COMPANIES: 2.70%
         13,000   SPDR S&P 500 ETF                                                                                       1,483,560
                                                                                                                ------------------
TOTAL INVESTMENT COMPANIES (COST $1,357,285)                                                                             1,483,560
                                                                                                                ------------------

   PRINCIPAL                                                                    INTEREST RATE   MATURITY DATE
---------------                                                                 -------------   -------------
SHORT-TERM INVESTMENTS: 34.44%
CORPORATE BONDS & NOTES: 0.08%
$        38,928   GRYPHON FUNDING LIMITED(V)(A)(I)                                       0.00%     08/05/2011               15,754
         50,057   VFNC CORPORATION(V)++(A)(I)+/-                                         0.26      09/29/2011               28,532
                                                                                                                            44,286

     SHARES                                                                         YIELD
---------------                                                                 -------------
INVESTMENT COMPANIES: 34.36%
      2,121,855   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(L)(U)                         0.25%                           2,121,855
     16,738,476   WELLS FARGO SECURITIES LENDING CASH INVESTMENT LLC(V)(L)(U)            0.28                           16,738,476
                                                                                                                        18,860,331
TOTAL SHORT-TERM INVESTMENTS (COST $18,891,862)                                                                         18,904,617
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $68,617,386)*                                                    130.52%                                          71,643,722
OTHER ASSETS AND LIABILITIES, NET                                      (30.52)                                         (16,753,192)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $       54,890,530
                                                                       ------                                   ------------------

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(L)  INVESTMENT IN AN AFFILIATE.

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

+/-  VARIABLE RATE INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

VT INTRINSIC VALUE FUND

* COST FOR FEDERAL INCOME TAX PURPOSES IS $68,700,022 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 4,534,073
GROSS UNREALIZED DEPRECIATION    (1,590,373)
                                -----------
NET UNREALIZED APPRECIATION     $ 2,943,700

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT OMEGA GROWTH FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   -----------------------------------------------------------                                   ------------------
COMMON STOCKS: 98.87%
CONSUMER DISCRETIONARY: 22.11%
AUTO COMPONENTS: 3.38%
         43,400   BORGWARNER INCORPORATED<<+                                                                    $        2,283,708
         48,405   TRW AUTOMOTIVE HOLDINGS CORPORATION+                                                                   2,011,712
                                                                                                                         4,295,420
                                                                                                                ------------------
AUTOMOBILES: 2.52%
         50,500   DAIMLER AG<<                                                                                           3,196,650
                                                                                                                ------------------
HOTELS, RESTAURANTS & LEISURE: 1.78%
         63,000   MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                          2,257,290
                                                                                                                ------------------
HOUSEHOLD DURABLES: 0.82%
         12,900   WHIRLPOOL CORPORATION<<                                                                                1,044,384
                                                                                                                ------------------
INTERNET & CATALOG RETAIL: 3.51%
         15,500   AMAZON.COM INCORPORATED+                                                                               2,434,430
          5,800   PRICELINE.COM INCORPORATED<<+                                                                          2,020,372
                                                                                                                         4,454,802
                                                                                                                ------------------
MEDIA: 3.41%
        112,447   CBS CORPORATION CLASS B<<                                                                              1,783,409
         53,394   SCRIPPS NETWORKS INTERACTIVE INCORPORATED CLASS A<<                                                    2,540,487
                                                                                                                         4,323,896
                                                                                                                ------------------
MULTILINE RETAIL: 1.43%
         17,609   DOLLAR GENERAL CORPORATION+                                                                              515,063
         56,400   MACY'S INCORPORATED                                                                                    1,302,276
                                                                                                                         1,817,339
                                                                                                                ------------------
SPECIALTY RETAIL: 5.26%
         44,000   DICK'S SPORTING GOODS INCORPORATED<<+                                                                  1,233,760
         43,370   JO-ANN STORES INCORPORATED<<+                                                                          1,932,134
         50,700   TJX COMPANIES INCORPORATED                                                                             2,262,741
         39,500   URBAN OUTFITTERS INCORPORATED<<+                                                                       1,241,880
                                                                                                                         6,670,515
                                                                                                                ------------------
CONSUMER STAPLES: 0.38%
FOOD & STAPLES RETAILING: 0.38%
         11,564   BJ'S WHOLESALE CLUB INCORPORATED+                                                                        479,906
                                                                                                                ------------------
ENERGY: 7.65%
OIL, GAS & CONSUMABLE FUELS: 7.65%
         76,000   BRIGHAM EXPLORATION COMPANY+                                                                           1,425,000
         34,544   CONCHO RESOURCES INCORPORATED+                                                                         2,285,776
         43,400   CONOCOPHILLIPS                                                                                         2,492,462
         23,351   NEWFIELD EXPLORATION COMPANY+                                                                          1,341,281
         28,800   NOBLE ENERGY INCORPORATED<<                                                                            2,162,592
                                                                                                                         9,707,111
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT OMEGA GROWTH FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
FINANCIALS: 4.11%
COMMERCIAL BANKS: 1.42%
         74,400   ITAU UNIBANCO HOLDING SA ADR                                                                  $        1,798,992
                                                                                                                ------------------
CONSUMER FINANCE: 1.83%
         55,303   AMERICAN EXPRESS COMPANY                                                                               2,324,385
                                                                                                                ------------------
DIVERSIFIED FINANCIAL SERVICES: 0.86%
         28,800   JPMORGAN CHASE & COMPANY                                                                               1,096,416
                                                                                                                ------------------
HEALTH CARE: 12.55%
BIOTECHNOLOGY: 1.74%
         34,246   ALEXION PHARMACEUTICALS INCORPORATED+                                                                  2,204,073
                                                                                                                ------------------
HEALTH CARE EQUIPMENT & SUPPLIES: 4.40%
         14,226   COVIDIEN PLC                                                                                             571,743
         26,900   HOSPIRA INCORPORATED+                                                                                  1,533,569
         37,014   SIRONA DENTAL SYSTEMS INCORPORATED<<+                                                                  1,333,985
         23,900   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                   1,445,950
         26,773   VOLCANO CORPORATION+                                                                                     695,563
                                                                                                                         5,580,810
                                                                                                                ------------------
HEALTH CARE PROVIDERS & SERVICES: 3.70%
         37,800   EXPRESS SCRIPTS INCORPORATED+                                                                          1,840,860
         16,500   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                            1,294,095
         25,369   MCKESSON CORPORATION                                                                                   1,567,297
                                                                                                                         4,702,252
                                                                                                                ------------------
HEALTH CARE TECHNOLOGY: 0.79%
         11,893   CERNER CORPORATION+                                                                                      998,893
                                                                                                                ------------------
LIFE SCIENCES TOOLS & SERVICES: 0.95%
         85,600   BRUKER CORPORATION+                                                                                    1,200,968
                                                                                                                ------------------
PHARMACEUTICALS: 0.97%
         49,900   AUXILIUM PHARMACEUTICALS INCORPORATED<<+                                                               1,236,522
                                                                                                                ------------------
INDUSTRIALS: 10.82%
AEROSPACE & DEFENSE: 2.03%
         20,200   PRECISION CASTPARTS CORPORATION                                                                        2,572,470
                                                                                                                ------------------
AIR FREIGHT & LOGISTICS: 1.32%
         19,600   FEDEX CORPORATION                                                                                      1,675,800
                                                                                                                ------------------
AIRLINES: 1.30%
        141,600   DELTA AIR LINES INCORPORATED<<+                                                                        1,648,224
                                                                                                                ------------------
MACHINERY: 3.73%
         28,164   CUMMINS INCORPORATED<<                                                                                 2,551,095
         26,400   EATON CORPORATION                                                                                      2,177,736
                                                                                                                         4,728,831
                                                                                                                ------------------
ROAD & RAIL: 2.44%
        108,000   AVIS BUDGET GROUP INCORPORATED<<+                                                                      1,258,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT OMEGA GROWTH FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
ROAD & RAIL (continued)
         53,100   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                     $        1,842,570
                                                                                                                         3,100,770
                                                                                                                ------------------
INFORMATION TECHNOLOGY: 34.43%
COMMUNICATIONS EQUIPMENT: 1.26%
         52,800   JUNIPER NETWORKS INCORPORATED<<+                                                                       1,602,480
                                                                                                                ------------------
COMPUTERS & PERIPHERALS: 8.60%
         23,300   APPLE INCORPORATED+                                                                                    6,611,375
        111,200   EMC CORPORATION<<+                                                                                     2,258,472
         41,100   NETAPP INCORPORATED+                                                                                   2,046,369
                                                                                                                        10,916,216
                                                                                                                ------------------
INTERNET SOFTWARE & SERVICES: 4.31%
         31,900   EQUINIX INCORPORATED<<+                                                                                3,264,965
         21,200   F5 NETWORKS INCORPORATED<<+                                                                            2,200,772
                                                                                                                         5,465,737
                                                                                                                ------------------
IT SERVICES: 4.48%
         23,700   ALLIANCE DATA SYSTEMS CORPORATION<<+                                                                   1,546,662
         75,619   GARTNER INCORPORATED<<+                                                                                2,226,223
        159,601   SAPIENT CORPORATION                                                                                    1,910,424
                                                                                                                         5,683,309
                                                                                                                ------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.78%
         93,690   NETLOGIC MICROSYSTEMS INCORPORATED<<+                                                                  2,583,970
         41,650   RUBICON TECHNOLOGY INCORPORATED<<                                                                        945,039
                                                                                                                         3,529,009
                                                                                                                ------------------
SOFTWARE: 13.00%
         38,900   CITRIX SYSTEMS INCORPORATED+                                                                           2,654,536
         37,200   CONCUR TECHNOLOGIES INCORPORATED<<+                                                                    1,839,168
         43,775   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR<<                                                           1,722,546
        117,300   ORACLE CORPORATION                                                                                     3,149,505
         56,400   RED HAT INCORPORATED+                                                                                  2,312,400
         16,200   SALESFORCE.COM INCORPORATED                                                                            1,811,160
         63,917   SUCCESSFACTORS INCORPORATED<<+                                                                         1,604,956
         78,700   TIBCO SOFTWARE INCORPORATED+                                                                           1,396,138
                                                                                                                        16,490,409
                                                                                                                ------------------
MATERIALS: 2.78%
CHEMICALS: 1.57%
         62,697   VALSPAR CORPORATION                                                                                    1,996,899
                                                                                                                ------------------
CONTAINERS & PACKAGING: 1.21%
         48,300   BEMIS COMPANY INCORPORATED<<                                                                           1,533,525
                                                                                                                ------------------
TELECOMMUNICATION SERVICES: 4.04%
WIRELESS TELECOMMUNICATION SERVICES: 4.04%
         49,700   AMERICAN TOWER CORPORATION CLASS A<<+                                                                  2,547,622

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT OMEGA GROWTH FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
WIRELESS TELECOMMUNICATION SERVICES (continued)
         64,103   SBA COMMUNICATIONS CORPORATION CLASS A<<+                                                     $        2,583,351
                                                                                                                         5,130,973
                                                                                                                ------------------
TOTAL COMMON STOCKS (COST $108,023,284)                                                                                125,465,276
                                                                                                                ------------------

   PRINCIPAL                                                                    INTEREST RATE   MATURITY DATE
---------------                                                                 -------------   -------------
SHORT-TERM INVESTMENTS: 31.46%
CORPORATE BONDS & NOTES: 0.20%
$       222,894   GRYPHON FUNDING LIMITED (v)(a)(i)                                      0.00%     08/05/2011               90,205
        286,613   VFNC CORPORATION (v)(a)++(i)+/-                                        0.26      09/29/2011              163,369
                                                                                                                           253,574
                                                                                                                ------------------

     SHARES                                                                         YIELD
---------------                                                                 -------------
INVESTMENT COMPANIES: 31.26%
        785,582   WELLS FARGO ADVANTAGE MONEY MARKET TRUST (l)(u)                        0.25                              785,582
     38,883,362   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC (v)(i)(u)          0.28                           38,883,362
                                                                                                                        39,668,944
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $39,849,480)                                                                         39,922,518
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $147,872,764)*                                                   130.33%                                         165,387,794
OTHER ASSETS AND LIABILITIES, NET                                      (30.33)                                         (38,492,161)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $      126,895,633
                                                                       ------                                   ------------------

<<   All or a portion of this security is on loan.

+    Non-income earning securities.

(v) Security represents investment of cash collateral received from securities on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)  Investment in an affiliate.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $148,118,405 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $18,137,162
Gross unrealized depreciation      (867,773)
                                -----------
Net unrealized appreciation     $17,269,389

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT OPPORTUNITY FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
COMMON STOCKS: 97.33%
CONSUMER DISCRETIONARY: 21.00%
AUTO COMPONENTS: 1.29%
         66,400   JOHNSON CONTROLS INCORPORATED                                                                 $        2,025,200
                                                                                                                ------------------
DIVERSIFIED CONSUMER SERVICES: 1.46%
         44,795   APOLLO GROUP INCORPORATED CLASS A+                                                                     2,300,223
                                                                                                                ------------------
HOTELS, RESTAURANTS & LEISURE: 3.66%
         54,460   CARNIVAL CORPORATION                                                                                   2,080,917
         46,623   DARDEN RESTAURANTS INCORPORATED                                                                        1,994,532
        115,630   INTERNATIONAL GAME TECHNOLOGY<<                                                                        1,670,854
                                                                                                                         5,746,303
                                                                                                                ------------------
INTERNET & CATALOG RETAIL: 1.36%
        156,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                        2,138,760
                                                                                                                ------------------
MEDIA: 6.33%
         69,210   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A<<                                               1,812,610
        130,600   COMCAST CORPORATION CLASS A                                                                            2,221,506
         59,464   LIBERTY GLOBAL INCORPORATED SERIES A+<<                                                                1,832,086
         51,630   OMNICOM GROUP INCORPORATED                                                                             2,038,352
         43,096   SCRIPPS NETWORKS INTERACTIVE INCORPORATED<<                                                            2,050,508
                                                                                                                         9,955,062
                                                                                                                ------------------
MULTILINE RETAIL: 4.17%
         43,400   KOHL'S CORPORATION+                                                                                    2,286,312
         59,655   NORDSTROM INCORPORATED<<                                                                               2,219,166
         38,400   TARGET CORPORATION<<                                                                                   2,052,096
                                                                                                                         6,557,574
                                                                                                                ------------------
SPECIALTY RETAIL: 2.73%
         52,100   BEST BUY COMPANY INCORPORATED<<                                                                        2,127,243
        103,600   STAPLES INCORPORATED<<                                                                                 2,167,312
                                                                                                                         4,294,555
                                                                                                                ------------------
CONSUMER STAPLES: 4.06%
FOOD & STAPLES RETAILING: 1.44%
        104,330   KROGER COMPANY                                                                                         2,259,788
                                                                                                                ------------------
FOOD PRODUCTS: 1.24%
         53,600   GENERAL MILLS INCORPORATED                                                                             1,958,544
                                                                                                                ------------------
HOUSEHOLD PRODUCTS: 1.38%
         33,360   CHURCH & DWIGHT COMPANY INCORPORATED<<                                                                 2,166,398
                                                                                                                ------------------
ENERGY: 8.39%
ENERGY EQUIPMENT & SERVICES: 4.29%
         45,680   NATIONAL OILWELL VARCO INCORPORATED                                                                    2,031,390
         34,530   TRANSOCEAN LIMITED+                                                                                    2,219,934
        145,910   WEATHERFORD INTERNATIONAL LIMITED+                                                                     2,495,061
                                                                                                                         6,746,385
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT OPPORTUNITY FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
OIL, GAS & CONSUMABLE FUELS: 4.10%
         19,650   APACHE CORPORATION                                                                            $        1,920,984
         20,570   PEABODY ENERGY CORPORATION                                                                             1,008,136
         43,736   RANGE RESOURCES CORPORATION<<                                                                          1,667,654
         55,300   SOUTHWESTERN ENERGY COMPANY+                                                                           1,849,232
                                                                                                                         6,446,006
                                                                                                                ------------------
FINANCIALS: 14.89%
CAPITAL MARKETS: 2.64%
         44,921   BANK OF NEW YORK MELLON CORPORATION<<                                                                  1,173,786
        103,492   INVESCO LIMITED<<                                                                                      2,197,135
         48,210   TD AMERITRADE HOLDING CORPORATION+                                                                       778,592
                                                                                                                         4,149,513
                                                                                                                ------------------
COMMERCIAL BANKS: 2.20%
         74,810   BRANCH BANKING & TRUST CORPORATION                                                                     1,801,425
         31,380   CITY NATIONAL CORPORATION<<                                                                            1,665,337
                                                                                                                         3,466,762
                                                                                                                ------------------
CONSUMER FINANCE: 1.43%
         10,050   MASTERCARD INCORPORATED                                                                                2,251,200
                                                                                                                ------------------
INSURANCE: 5.13%
         33,430   ACE LIMITED                                                                                            1,947,298
         40,600   REINSURANCE GROUP OF AMERICA INCORPORATED                                                              1,960,574
         34,176   RENAISSANCERE HOLDINGS LIMITED<<                                                                       2,049,193
        100,899   THE PROGRESSIVE CORPORATION                                                                            2,105,762
                                                                                                                         8,062,827
                                                                                                                ------------------
REAL ESTATE INVESTMENT TRUSTS: 2.41%
         96,500   BIOMED REALTY TRUST INCORPORATED<<                                                                     1,729,280
         21,100   EQUITY RESIDENTIAL<<                                                                                   1,003,727
         73,388   HOST HOTELS & RESORTS INCORPORATED<<                                                                   1,062,658
                                                                                                                         3,795,665
                                                                                                                ------------------
THRIFTS & MORTGAGE FINANCE: 1.08%
        129,570   PEOPLE'S UNITED FINANCIAL INCORPORATED<<                                                               1,696,071
                                                                                                                ------------------
HEALTH CARE: 10.58%
BIOTECHNOLOGY: 1.27%
         32,014   CEPHALON INCORPORATED+<<                                                                               1,998,954
                                                                                                                ------------------
HEALTH CARE EQUIPMENT & SUPPLIES: 4.49%
         22,770   C.R. BARD INCORPORATED<<                                                                               1,854,161
         50,170   COVIDIEN LIMITED                                                                                       2,016,332
         43,640   RESMED INCORPORATED+<<                                                                                 1,431,828
         33,676   ZIMMER HOLDINGS INCORPORATED+                                                                          1,762,265
                                                                                                                         7,064,586
                                                                                                                ------------------
HEALTH CARE PROVIDERS & SERVICES: 2.33%
        274,700   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+<<                                                  2,104,202

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT OPPORTUNITY FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
HEALTH CARE PROVIDERS & SERVICES (continued)
         25,200   MCKESSON CORPORATION                                                                          $        1,556,856
                                                                                                                         3,661,058
                                                                                                                ------------------
LIFE SCIENCES TOOLS & SERVICES: 2.49%
         37,690   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                 1,804,597
         29,770   WATERS CORPORATION+                                                                                    2,107,121
                                                                                                                         3,911,718
                                                                                                                ------------------
INDUSTRIALS: 13.38%
AEROSPACE & DEFENSE: 1.10%
         29,650   ROCKWELL COLLINS INCORPORATED                                                                          1,727,113
                                                                                                                ------------------
BUILDING PRODUCTS: 1.16%
        165,330   MASCO CORPORATION                                                                                      1,820,283
                                                                                                                ------------------
COMMERCIAL SERVICES & SUPPLIES: 1.26%
         65,240   REPUBLIC SERVICES INCORPORATED                                                                         1,989,168
                                                                                                                ------------------
CONSTRUCTION & ENGINEERING: 1.24%
         50,200   JACOBS ENGINEERING GROUP INCORPORATED+                                                                 1,942,740
                                                                                                                ------------------
ELECTRICAL EQUIPMENT: 2.30%
         41,400   AMETEK INCORPORATED                                                                                    1,977,678
         26,500   ROCKWELL AUTOMATION INCORPORATED<<                                                                     1,635,845
                                                                                                                         3,613,523
                                                                                                                ------------------
MACHINERY: 3.98%
         42,670   DOVER CORPORATION                                                                                      2,227,801
         44,210   ILLINOIS TOOL WORKS INCORPORATED<<                                                                     2,078,754
         46,990   PALL CORPORATION                                                                                       1,956,664
                                                                                                                         6,263,219
                                                                                                                ------------------
PROFESSIONAL SERVICES: 1.32%
         39,879   MANPOWER INCORPORATED<<                                                                                2,081,684
                                                                                                                ------------------
ROAD & RAIL: 1.02%
         46,422   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                              1,610,843
                                                                                                                ------------------
INFORMATION TECHNOLOGY: 18.79%
COMMUNICATIONS EQUIPMENT: 1.02%
         58,600   POLYCOM INCORPORATED+<<                                                                                1,598,608
                                                                                                                ------------------
COMPUTERS & PERIPHERALS: 2.18%
        127,200   NCR CORPORATION+                                                                                       1,733,736
         34,100   NETAPP INCORPORATED+<<                                                                                 1,697,839
                                                                                                                         3,431,575
                                                                                                                ------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 1.33%
         42,660   AMPHENOL CORPORATION CLASS A                                                                           2,089,487
                                                                                                                ------------------
INTERNET SOFTWARE & SERVICES: 2.10%
         18,920   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                      949,406

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT OPPORTUNITY FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
INTERNET SOFTWARE & SERVICES (continued)
         22,900   EQUINIX INCORPORATED+<<                                                                       $        2,343,815
                                                                                                                         3,293,221
                                                                                                                ------------------
IT SERVICES: 3.66%
         33,393   ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                   2,179,227
         37,659   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                    1,021,689
         59,608   GLOBAL PAYMENTS INCORPORATED                                                                           2,556,587
                                                                                                                         5,757,503
                                                                                                                ------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 5.03%
         63,050   ALTERA CORPORATION<<                                                                                   1,901,588
        260,300   ARM HOLDINGS PLC                                                                                       1,603,726
        135,300   MICROSEMI CORPORATION+<<                                                                               2,320,395
        289,640   ON SEMICONDUCTOR CORPORATION+<<                                                                        2,088,304
                                                                                                                         7,914,013
                                                                                                                ------------------
SOFTWARE: 3.47%
         61,900   AUTODESK INCORPORATED+                                                                                 1,978,943
        111,400   ELECTRONIC ARTS INCORPORATED+<<                                                                        1,830,302
         40,280   RED HAT INCORPORATED+                                                                                  1,651,480
                                                                                                                         5,460,725
                                                                                                                ------------------
MATERIALS: 5.24%
CHEMICALS: 1.67%
         29,170   PRAXAIR INCORPORATED<<                                                                                 2,632,884
                                                                                                                ------------------
CONTAINERS & PACKAGING: 2.81%
         82,380   CROWN HOLDINGS INCORPORATED+                                                                           2,361,011
         91,540   SEALED AIR CORPORATION<<                                                                               2,057,819
                                                                                                                         4,418,830
                                                                                                                ------------------
METALS & MINING: 0.76%
         16,830   AGNICO-EAGLE MINES LIMITED<<                                                                           1,195,435
                                                                                                                ------------------
TELECOMMUNICATION SERVICES: 1.00%
WIRELESS TELECOMMUNICATION SERVICES: 1.00%
         30,660   AMERICAN TOWER CORPORATION CLASS A+                                                                    1,571,632
                                                                                                                ------------------
TOTAL COMMON STOCKS (COST $123,403,201)                                                                                153,065,638
                                                                                                                ------------------

   PRINCIPAL                                                                    INTEREST RATE   MATURITY DATE          VALUE
---------------                                                                 -------------   -------------   ------------------
SHORT-TERM INVESTMENTS: 33.83%
CORPORATE BONDS & NOTES: 1.70%
$     2,350,388   GRYPHON FUNDING LIMITED(V)(A)(I)                                       0.00%     08/05/2011              951,202
      3,022,298   VFNC CORPORATION(V)+/-(A)(I) ++                                        0.26      09/29/2011            1,722,710
                                                                                                                         2,673,912
                                                                                                                ------------------

     SHARES                                                                         YIELD
---------------                                                                 -------------
INVESTMENT COMPANIES: 32.13%
     46,990,182   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS,
                     LLC(V)(L)(U)                                                        0.28                           46,990,182

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT OPPORTUNITY FUND

     SHARES                                                                         YIELD
---------------                                                                 -------------
INVESTMENT COMPANIES (continued)
       3,545,059  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(L)(U)                         0.25                   $        3,545,059
                                                                                                                        50,535,241
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $52,438,973)                                                                         53,209,153
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $175,842,174)*                                                   131.16%                                         206,274,791
OTHER ASSETS AND LIABILITIES, NET                                      (31.16)                                         (49,009,076)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $      157,265,715
                                                                       ------                                   ------------------

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(L)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY FOR WHICH THE DESIGNATION AS ILLIQUID IS UNAUDITED.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $182,358,726 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $27,700,833
GROSS UNREALIZED DEPRECIATION    (3,784,768)
                                -----------
NET UNREALIZED APPRECIATION     $23,916,065

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT SMALL CAP GROWTH FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
COMMON STOCKS: 99.43%
CONSUMER DISCRETIONARY: 20.38%
DIVERSIFIED CONSUMER SERVICES: 4.91%
        316,191   BRIDGEPOINT EDUCATION INCORPORATED+                                                           $        4,888,313
         76,900   COINSTAR INCORPORATED<<+                                                                               3,305,931
        146,682   GRAND CANYON EDUCATION INCORPORATED+                                                                   3,216,736
         25,661   K12 INCORPORATED<<+                                                                                      744,939
                                                                                                                        12,155,919
                                                                                                                ------------------
HOTELS, RESTAURANTS & LEISURE: 5.60%
        112,900   GAYLORD ENTERTAINMENT COMPANY<<+                                                                       3,443,450
        360,344   GREAT WOLF RESORTS INCORPORATED+                                                                         684,654
        583,840   SCIENTIFIC GAMES CORPORATION CLASS A+                                                                  5,663,248
        297,922   SHUFFLE MASTER INCORPORATED+                                                                           2,505,524
         41,167   WMS INDUSTRIES INCORPORATED+                                                                           1,567,228
                                                                                                                        13,864,104
                                                                                                                ------------------
HOUSEHOLD DURABLES: 0.58%
         43,100   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED+                                                          1,439,971
                                                                                                                ------------------
INTERNET & CATALOG RETAIL: 1.70%
        162,280   SHUTTERFLY INCORPORATED+                                                                               4,217,657
                                                                                                                ------------------
LEISURE EQUIPMENT & PRODUCTS: 1.77%
         67,301   POLARIS INDUSTRIES INCORPORATED<<                                                                      4,381,295
                                                                                                                ------------------
MEDIA: 3.88%
        318,828   LIVE NATION INCORPORATED<<+                                                                            3,150,021
        196,250   LODGENET ENTERTAINMENT CORPORATION<<+                                                                    549,500
        268,777   NATIONAL CINEMEDIA INCORPORATED                                                                        4,811,108
         79,400   REACHLOCAL INCORPORATED<<+                                                                             1,094,132
                                                                                                                         9,604,761
                                                                                                                ------------------
SPECIALTY RETAIL: 1.94%
        277,600   PIER 1 IMPORTS INCORPORATED<<+                                                                         2,273,544
        194,300   TALBOTS INCORPORATED<<+                                                                                2,545,330
                                                                                                                         4,818,874
                                                                                                                ==================
ENERGY: 2.73%
OIL, GAS & CONSUMABLE FUELS: 2.73%
        146,150   BRIGHAM EXPLORATION COMPANY+                                                                           2,740,313
        108,400   CARRIZO OIL & GAS INCORPORATED<<+                                                                      2,595,096
         73,200   VENOCO INCORPORATED<<+                                                                                 1,436,916
                                                                                                                         6,772,325
                                                                                                                ==================
FINANCIALS: 4.64%
CAPITAL MARKETS: 0.50%
        171,700   MF GLOBAL HOLDINGS LIMITED<<+                                                                          1,236,240
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT SMALL CAP GROWTH FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
COMMERCIAL BANKS: 0.53%
        166,300   FIRST COMMONWEALTH FINANCIAL CORPORATION                                                      $          906,335
         68,100   PARK STERLING BANK+                                                                                      412,005
                                                                                                                         1,318,340
                                                                                                                ------------------
CONSUMER FINANCE: 2.13%
         88,700   CARDTRONICS INCORPORATED+                                                                              1,368,641
        187,200   DOLLAR FINANCIAL CORPORATION+                                                                          3,906,864
                                                                                                                         5,275,505
                                                                                                                ------------------
INSURANCE: 1.48%
        156,700   TOWER GROUP INCORPORATED<<                                                                             3,658,945
                                                                                                                ------------------
HEALTH CARE: 18.84%
BIOTECHNOLOGY: 3.68%
         83,200   ACORDA THERAPEUTICS INCORPORATED+                                                                      2,747,264
        176,103   HALOZYME THERAPEUTICS INCORPORATED+                                                                    1,357,754
        132,800   ONYX PHARMACEUTICALS INCORPORATED+                                                                     3,503,264
        224,416   VANDA PHARMACEUTICALS INCORPORATED<<+                                                                  1,499,099
                                                                                                                         9,107,381
                                                                                                                ------------------
HEALTH CARE EQUIPMENT & SUPPLIES: 7.75%
        163,800   ALIGN TECHNOLOGY INCORPORATED<<+                                                                       3,207,204
         97,300   GREATBATCH INCORPORATED+                                                                               2,256,387
         94,420   NUVASIVE INCORPORATED+                                                                                 3,317,919
         47,505   SIRONA DENTAL SYSTEMS INCORPORATED<<+                                                                  1,712,080
        117,493   SONOSITE INCORPORATED+                                                                                 3,937,190
        293,068   SPECTRANETICS CORPORATION+                                                                             1,588,429
        122,659   VOLCANO CORPORATION+                                                                                   3,186,681
                                                                                                                        19,205,890
                                                                                                                ------------------
HEALTH CARE PROVIDERS & SERVICES: 1.93%
        114,200   BROOKDALE SENIOR LIVING INCORPORATED+                                                                  1,862,602
        123,900   CENTENE CORPORATION+                                                                                   2,922,801
                                                                                                                         4,785,403
                                                                                                                ------------------
HEALTH CARE TECHNOLOGY: 1.21%
         45,301   QUALITY SYSTEMS INCORPORATED                                                                           3,003,909
                                                                                                                ------------------
LIFE SCIENCES TOOLS & SERVICES: 1.29%
        241,800   AFFYMETRIX INCORPORATED<<+                                                                             1,102,608
        130,963   LUMINEX CORPORATION<<+                                                                                 2,095,408
                                                                                                                         3,198,016
                                                                                                                ------------------
PHARMACEUTICALS: 2.98%
         90,800   AUXILIUM PHARMACEUTICALS INCORPORATED+                                                                 2,250,024
         74,800   IMPAX LABORATORIES INCORPORATED+                                                                       1,481,040
        243,900   VIROPHARMA INCORPORATED+                                                                               3,636,549
                                                                                                                         7,367,613
                                                                                                                ==================

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT SMALL CAP GROWTH FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
INDUSTRIALS: 20.12%
AEROSPACE & DEFENSE: 1.25%
         40,400   DIGITALGLOBE INCORPORATED+                                                                    $        1,228,160
         32,679   ESTERLINE TECHNOLOGIES CORPORATION<<+                                                                  1,870,219
                                                                                                                         3,098,379
                                                                                                                ------------------
AIR FREIGHT & LOGISTICS: 2.16%
         66,600   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                             3,349,980
        124,100   UTI WORLDWIDE INCORPORATED                                                                             1,995,528
                                                                                                                         5,345,508
                                                                                                                ------------------
COMMERCIAL SERVICES & SUPPLIES: 7.92%
         29,900   CLEAN HARBORS INCORPORATED+                                                                            2,025,725
        124,012   CORPORATE EXECUTIVE BOARD COMPANY                                                                      3,913,819
        483,867   INNERWORKINGS INCORPORATED+                                                                            3,179,006
         89,800   KFORCE INCORPORATED+                                                                                   1,232,056
        189,194   NAVIGANT CONSULTING INCORPORATED+                                                                      2,200,326
        357,824   ON ASSIGNMENT INCORPORATED+                                                                            1,878,576
        163,395   RESOURCES CONNECTION INCORPORATED                                                                      2,248,315
        217,624   SYKES ENTERPRISES INCORPORATED+                                                                        2,955,334
                                                                                                                        19,633,157
                                                                                                                ------------------
ELECTRICAL EQUIPMENT: 0.96%
         58,962   BALDOR ELECTRIC COMPANY                                                                                2,382,065
                                                                                                                ------------------
MACHINERY: 5.49%
         80,492   CHART INDUSTRIES INCORPORATED+                                                                         1,638,817
         73,846   GARDNER DENVER INCORPORATED                                                                            3,964,053
         77,400   ROBBINS & MYERS INCORPORATED                                                                           2,072,772
         26,099   THE MIDDLEBY CORPORATION<<+                                                                            1,654,416
        283,050   WABASH NATIONAL CORPORATION+                                                                           2,289,875
         41,300   WABTEC CORPORATION                                                                                     1,973,727
                                                                                                                        13,593,660
                                                                                                                ------------------
PROFESSIONAL SERVICES: 0.88%
         86,700   ICF INTERNATIONAL INCORPORATED+                                                                        2,173,569
                                                                                                                ------------------
ROAD & RAIL: 0.34%
         87,250   RAILAMERICA INCORPORATED+                                                                                840,218
                                                                                                                ------------------
TRADING COMPANIES & DISTRIBUTORS: 1.12%
         26,700   WATSCO INCORPORATED<<                                                                                  1,486,656
         32,800   WESCO INTERNATIONAL INCORPORATED+                                                                      1,288,712
                                                                                                                         2,775,368
                                                                                                                ==================
INFORMATION TECHNOLOGY: 27.41%
COMMUNICATIONS EQUIPMENT: 2.08%
         78,200   BLUE COAT SYSTEMS INCORPORATED+                                                                        1,881,492
        264,131   IXIA+                                                                                                  3,275,224
                                                                                                                         5,156,716
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT SMALL CAP GROWTH FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 0.38%
         40,069   UNIVERSAL DISPLAY CORPORATION<<+                                                              $          941,622
                                                                                                                ------------------
INTERNET SOFTWARE & SERVICES: 9.40%
         81,900   ANCESTRY.COM INCORPORATED+                                                                             1,864,044
        466,150   ART TECHNOLOGY GROUP INCORPORATED+                                                                     1,925,200
        102,200   DEALERTRACK HOLDINGS INCORPORATED<<+                                                                   1,745,576
        333,923   GSI COMMERCE INCORPORATED+                                                                             8,247,898
        275,893   MARCHEX INCORPORATED CLASS B                                                                           1,503,617
        776,261   MOVE INCORPORATED<<+                                                                                   1,731,062
        192,613   QUINSTREET INCORPORATED+                                                                               2,894,973
         87,361   VISTAPRINT NV<<+                                                                                       3,376,503
                                                                                                                        23,288,873
                                                                                                                ------------------
IT SERVICES: 5.29%
         85,643   EURONET WORLDWIDE INCORPORATED+                                                                        1,540,718
         91,446   GARTNER INCORPORATED+                                                                                  2,692,170
        481,983   GLOBAL CASH ACCESS INCORPORATED+                                                                       1,966,491
        216,491   SAPIENT CORPORATION                                                                                    2,591,397
        120,972   WRIGHT EXPRESS CORPORATION+                                                                            4,319,910
                                                                                                                        13,110,686
                                                                                                                ------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 5.15%
        160,213   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                    1,506,002
        281,799   MICROSEMI CORPORATION+                                                                                 4,832,853
        115,002   MONOLITHIC POWER SYSTEMS<<+                                                                            1,877,983
        614,600   PMC-SIERRA INCORPORATED+                                                                               4,523,456
                                                                                                                ------------------
SOFTWARE: 5.11%
         61,300   BLACKBOARD INCORPORATED+                                                                               2,209,252
        233,858   SYNCHRONOSS TECHNOLOGIES INCORPORATED+                                                                 4,165,011
         82,300   TALEO CORPORATION CLASS A+                                                                             2,385,877
        336,462   THQ INCORPORATED<<+                                                                                    1,352,577
        281,100   TIVO INCORPORATED+                                                                                     2,546,766
                                                                                                                        12,659,483
                                                                                                                ==================
MATERIALS: 2.59%
CHEMICALS: 2.00%
        147,539   CALGON CARBON CORPORATION<<+                                                                           2,139,316
         49,800   INTREPID POTASH INCORPORATED<<+                                                                        1,298,286
         94,400   SOLUTIA INCORPORATED+                                                                                  1,512,288
                                                                                                                         4,949,890
                                                                                                                ------------------
CONTAINERS & PACKAGING: 0.59%
        124,150   GRAHAM PACKAGING CORPORATION+                                                                          1,467,453
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT SMALL CAP GROWTH FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
TELECOMMUNICATION SERVICES: 2.72%
DIVERSIFIED TELECOMMUNICATION SERVICES: 2.72%
        340,219   CBEYOND INCORPORATED<<+                                                                       $        4,365,010
        576,500   PAETEC HOLDING CORPORATION<<+                                                                          2,369,415
                                                                                                                         6,734,425
                                                                                                                ==================
TOTAL COMMON STOCKS (COST $235,978,156)                                                                                246,303,514
                                                                                                                ------------------
SHORT-TERM INVESTMENTS: 15.86%
CORPORATE BONDS & NOTES: 0.47%

   PRINCIPAL
     AMOUNT                                                                     INTEREST RATE   MATURITY DATE
---------------                                                                 -------------   -------------
$     1,028,037   GRYPHON FUNDING LIMITED(A)(I)(V)                                       0.00%     08/05/2011              416,046
      1,321,924   VFNC CORPORATION(A)(I)(V)+/-++                                         0.26      09/29/2011              753,497
                                                                                                                         1,169,543
                                                                                                                ------------------

     SHARES                                                                         YIELD
---------------                                                                 -------------
INVESTMENT COMPANIES: 15.39%
        414,710   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(L)(U)                         0.25                              414,710
     37,712,792   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS
                     LLC(L)(U)(V)                                                        0.28                           37,712,792
                                                                                                                        38,127,502
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $38,960,175)                                                                         39,297,045
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $274,938,331)*                                                   115.29%                                  $      285,600,559
OTHER ASSETS AND LIABILITIES, NET                                      (15.29)                                         (37,871,871)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $      247,728,688
                                                                       ------                                   ------------------

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $278,897,854 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 25,798,275
GROSS UNREALIZED DEPRECIATION    (19,095,570)
                                ------------
NET UNREALIZED APPRECIATION     $  6,702,705

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT SMALL CAP VALUE FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
COMMON STOCKS: 93.95%
CONSUMER DISCRETIONARY: 4.51%
DIVERSIFIED CONSUMER SERVICES: 0.37%
         28,150   CAMBIUM LEARNING GROUP INCORPORATED+                                                          $           90,080
         26,200   CORINTHIAN COLLEGES INCORPORATED<<+                                                                      183,924
                                                                                                                           274,004
                                                                                                                ------------------
HOTELS, RESTAURANTS & LEISURE: 0.86%
         33,900   SCIENTIFIC GAMES CORPORATION CLASS A<<+                                                                  328,830
         69,400   WENDY'S ARBY'S GROUP INCORPORATED                                                                        314,382
                                                                                                                           643,212
                                                                                                                ------------------
HOUSEHOLD DURABLES: 0.89%
          6,625   CAVCO INDUSTRIES INCORPORATED+                                                                           237,904
         10,500   KB HOME INCORPORATED                                                                                     118,965
         34,700   PALM HARBOR HOMES INCORPORATED+                                                                           55,173
         12,505   SKYLINE CORPORATION                                                                                      253,351
                                                                                                                           665,393
                                                                                                                ------------------
INTERNET & CATALOG RETAIL: 0.10%
         37,300   DELIA*S INCORPORATED+                                                                                     70,497
                                                                                                                ------------------
MEDIA: 0.65%
         12,700   DISCOVERY COMMUNICATIONS INCORPORATED CLASS A+                                                           485,013
                                                                                                                ------------------
MULTILINE RETAIL: 0.19%
         16,500   SAKS INCORPORATED<<+                                                                                     141,900
                                                                                                                ------------------
SPECIALTY RETAIL: 1.45%
         38,800   COLLECTIVE BRANDS INCORPORATED<<+                                                                        626,232
          8,700   FOOT LOCKER INCORPORATED                                                                                 126,411
          5,400   RUE21 INCORPORATED<<+                                                                                    139,374
          6,700   VITAMIN SHOPPE INCORPORATED+                                                                             183,915
                                                                                                                         1,075,932
                                                                                                                ------------------
CONSUMER STAPLES: 1.70%
FOOD PRODUCTS: 1.03%
         58,600   DEL MONTE FOODS COMPANY                                                                                  768,246
                                                                                                                ------------------
PERSONAL PRODUCTS: 0.67%
         50,400   PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                   498,456
                                                                                                                ------------------
ENERGY: 25.75%
ENERGY EQUIPMENT & SERVICES: 8.73%
        148,100   GLOBAL INDUSTRIES LIMITED+                                                                               810,107
         24,470   HELIX ENERGY SOLUTIONS GROUP INCORPORATED<<+                                                             272,596
         19,800   HELMERICH & PAYNE INCORPORATED<<                                                                         801,108
        139,800   ION GEOPHYSICAL CORPORATION<<+                                                                           718,572
         58,600   KEY ENERGY SERVICES INCORPORATED<<+                                                                      557,286

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT SMALL CAP VALUE FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
ENERGY EQUIPMENT & SERVICES (continued)
        149,340   NEWPARK RESOURCES INCORPORATED<<+                                                             $        1,254,456
         10,100   OCEANEERING INTERNATIONAL INCORPORATED+                                                                  543,986
         46,100   PARKER DRILLING COMPANY<<+                                                                               200,535
         17,605   PHI INCORPORATED (NON-VOTING)+                                                                           284,849
          2,700   PHI INCORPORATED (VOTING)+                                                                                42,363
          9,600   PRIDE INTERNATIONAL INCORPORATED+                                                                        282,528
          4,400   TRANSOCEAN LIMITED+                                                                                      282,876
         64,150   VANTAGE DRILLING COMPANY+                                                                                102,640
         36,700   WILLBROS GROUP INCORPORATED+                                                                             336,539
                                                                                                                         6,490,441
                                                                                                                ------------------
OIL, GAS & CONSUMABLE FUELS: 17.02%
          4,800   EQT CORPORATION                                                                                          173,088
         22,000   FOREST OIL CORPORATION<<+                                                                                653,400
         33,400   INTERNATIONAL COAL GROUP INCORPORATED<<+                                                                 177,688
         80,020   INTEROIL CORPORATION<<+                                                                                5,476,569
        133,800   MCMORAN EXPLORATION COMPANY+                                                                           2,302,698
          9,040   NEWFIELD EXPLORATION COMPANY+                                                                            519,258
          4,500   NOBLE ENERGY INCORPORATED<<                                                                              337,905
         20,800   PETROHAWK ENERGY CORPORATION<<+                                                                          335,712
         15,300   PETROQUEST ENERGY INCORPORATED<<+                                                                         93,177
          5,000   PIONEER NATURAL RESOURCES COMPANY                                                                        325,150
          3,030   PLAINS EXPLORATION & PRODUCT COMPANY+                                                                     80,810
         42,800   RANGE RESOURCES CORPORATION<<                                                                          1,631,964
          2,800   SWIFT ENERGY COMPANY+                                                                                     78,624
         42,640   TRILOGY ENERGY CORPORATION                                                                               476,172
                                                                                                                        12,662,215
                                                                                                                ------------------
FINANCIALS: 18.79%
COMMERCIAL BANKS: 4.13%
          5,100   AMERIS BANCORP                                                                                            47,685
         17,815   ASSOCIATED BANC-CORPORATION<<                                                                            234,980
          8,400   BANCORP INCORPORATED+                                                                                     56,196
         33,933   CENTER FINANCIAL CORPORATION<<+                                                                          172,719
         25,900   CENTERSTATE BANKS INCORPORATED                                                                           222,222
          9,500   CITY NATIONAL CORPORATION<<                                                                              504,165
         22,873   FIRST HORIZON NATIONAL CORPORATION<<+                                                                    260,978
          8,961   IBERIABANK CORPORATION                                                                                   447,871
         20,500   PARK STERLING BANK+                                                                                      124,025
          7,280   SANDY SPRING BANCORP INCORPORATED                                                                        112,840
          6,000   SVB FINANCIAL GROUP<<+                                                                                   253,920
          2,625   WESTERN LIBERTY BANCORP+                                                                                  15,724
         43,300   WHITNEY HOLDING CORPORATION<<                                                                            353,761
         29,600   WILMINGTON TRUST CORPORATION<<                                                                           265,808
                                                                                                                         3,072,894
                                                                                                                ------------------
INSURANCE: 3.05%
         34,477   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                              1,197,731
         36,415   HILLTOP HOLDINGS INCORPORATED+                                                                           348,856
         11,800   MERCURY GENERAL CORPORATION                                                                              482,266
         16,700   ONEBEACON INSURANCE GROUP LIMITED                                                                        238,643
                                                                                                                         2,267,496
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT SMALL CAP VALUE FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
REAL ESTATE INVESTMENT TRUSTS: 11.29%
         62,300   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                        $        1,096,480
         75,100   ANWORTH MORTGAGE ASSET CORPORATION                                                                       535,463
         12,900   ARMOUR RESIDENTIAL INCORPORATED<<                                                                         90,558
         87,300   CAPSTEAD MORTGAGE CORPORATION<<                                                                          948,951
        729,910   CHIMERA INVESTMENT CORPORATION                                                                         2,883,145
          9,970   CREXUS INVESTMENT CORPORATION                                                                            119,939
         21,000   HATTERAS FINANCIAL CORPORATION                                                                           597,870
         29,600   INVESCO MORTGAGE CAPITAL                                                                                 636,992
        106,840   MFA MORTGAGE INVESTMENTS INCORPORATED                                                                    815,189
         19,400   REDWOOD TRUST INCORPORATED                                                                               280,524
         12,870   SUN COMMUNITIES INCORPORATED                                                                             395,109
                                                                                                                         8,400,220
                                                                                                                ------------------
THRIFTS & MORTGAGE FINANCE: 0.32%
         15,000   FIRST NIAGARA FINANCIAL GROUP INCORPORATED<<                                                             174,750
          5,800   NORTHWEST BANCSHARES INCORPORATED                                                                         64,902
                                                                                                                           239,652
                                                                                                                ------------------

HEALTH CARE: 6.40%
BIOTECHNOLOGY: 0.47%
          5,900   GEN-PROBE INCORPORATED<<+                                                                                285,914
         12,096   INFINITY PHARMACEUTICALS INCORPORATED+                                                                    66,649
                                                                                                                           352,563
                                                                                                                ------------------
HEALTH CARE EQUIPMENT & SUPPLIES: 1.71%
         16,850   HOLOGIC INCORPORATED+                                                                                    269,769
        110,300   ORASURE TECHNOLOGIES INCORPORATED<<+                                                                     446,715
          9,730   STERIS CORPORATION<<                                                                                     323,231
         23,900   SYMMETRY MEDICAL INCORPORATED+                                                                           230,396
                                                                                                                         1,270,111
                                                                                                                ------------------
HEALTH CARE PROVIDERS & SERVICES: 2.24%
         17,500   AMEDISYS INCORPORATED+                                                                                   416,500
          5,600   COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                                   173,432
         47,800   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                   343,682
         22,200   GENTIVA HEALTH SERVICES INCORPORATED+                                                                    485,070
         11,500   HEALTHWAYS INCORPORATED<<+                                                                               133,860
          4,876   OMNICARE INCORPORATED<<                                                                                  116,439
                                                                                                                         1,668,983
                                                                                                                ------------------
HEALTH CARE TECHNOLOGY: 0.23%
          9,000   MEDIDATA SOLUTIONS INCORPORATED+                                                                         172,800
                                                                                                                ------------------
LIFE SCIENCES TOOLS & SERVICES: 1.75%
         33,500   ACCELRYS INCORPORATED+                                                                                   233,160
          5,000   LIFE TECHNOLOGIES CORPORATION+                                                                           233,450
         26,600   MDS INCORPORATED                                                                                         268,660
         12,200   PAREXEL INTERNATIONAL CORPORATION+                                                                       282,186

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT SMALL CAP VALUE FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
LIFE SCIENCES TOOLS & SERVICES (continued)
          4,650   VARIAN MEDICAL SYSTEMS INCORPORATED<<+                                                        $          281,325
                                                                                                                         1,298,781
                                                                                                                ------------------
INDUSTRIALS: 12.91%
AEROSPACE & DEFENSE: 0.14%
         32,700   ASCENT SOLAR TECHNOLOGIES INCORPORATED<<+                                                                103,332
                                                                                                                ------------------
AIRLINES: 4.97%
         14,300   ALASKA AIR GROUP INCORPORATED+                                                                           729,729
         81,700   DELTA AIR LINES INCORPORATED<<+                                                                          950,988
          7,200   LAN AIRLINES SA ADR<<                                                                                    211,968
         76,200   UNITED CONTINENTAL HOLDINGS INCORPORATED+                                                              1,800,606
                                                                                                                         3,693,291
                                                                                                                ------------------
BUILDING PRODUCTS: 0.13%
          1,750   WEBCO INDUSTRIES INCORPORATED+(A)                                                                         99,750
                                                                                                                ------------------
COMMERCIAL SERVICES & SUPPLIES: 4.46%
         35,900   ABM INDUSTRIES INCORPORATED                                                                              775,081
         60,230   ACCO BRANDS CORPORATION+                                                                                 346,323
         50,500   GEO GROUP INCORPORATED+                                                                                1,179,175
         14,142   HEALTHCARE SERVICES GROUP<<                                                                              322,296
          5,268   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                          102,621
         49,458   HILL INTERNATIONAL INCORPORATED+                                                                         221,572
          9,800   KFORCE INCORPORATED+                                                                                     134,456
          8,500   VERISK ANALYTICS INCORPORATED CLASS A+                                                                   238,085
                                                                                                                         3,319,609
                                                                                                                ------------------
CONSTRUCTION & ENGINEERING: 2.06%
         56,800   CHICAGO BRIDGE & IRON COMPANY NV+                                                                      1,388,760
         22,200   PRIMORIS SERVICES CORPORATION<<                                                                          145,188
                                                                                                                         1,533,948
                                                                                                                ------------------
ELECTRICAL EQUIPMENT: 0.77%
         36,400   GRAFTECH INTERNATIONAL LIMITED+                                                                          568,932
                                                                                                                ------------------
MARINE: 0.04%
         10,100   STAR BULK CARRIERS CORPORATION                                                                            28,785
                                                                                                                ------------------
ROAD & RAIL: 0.25%
         22,260   COVENANT TRANSPORT INCORPORATED CLASS A+                                                                 166,282
         73,120   YRC WORLDWIDE INCORPORATED+                                                                               18,280
                                                                                                                           184,562
                                                                                                                ------------------
TRADING COMPANIES & DISTRIBUTORS: 0.09%
          4,700   UNITED RENTALS INCORPORATED<<+                                                                            69,748
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT SMALL CAP VALUE FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   -----------------------------------------------------------                                   ------------------
INFORMATION TECHNOLOGY: 6.99%
COMMUNICATIONS EQUIPMENT: 1.17%
         34,600   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                  $          202,064
         41,100   HARMONIC INCORPORATED+                                                                                   282,768
        283,000   MRV COMMUNICATIONS INCORPORATED+                                                                         384,880
                                                                                                                           869,712
                                                                                                                ------------------
COMPUTERS & PERIPHERALS: 1.74%
         72,000   CRAY INCORPORATED+                                                                                       475,200
         66,700   INTERMEC INCORPORATED+                                                                                   817,742
                                                                                                                         1,292,942
                                                                                                                ------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 3.74%
         14,635   COGNEX CORPORATION                                                                                       392,511
         19,000   COHERENT INCORPORATED+                                                                                   760,190
         23,900   OSI SYSTEMS INCORPORATED+                                                                                868,048
          1,100   PLEXUS CORPORATION<<+                                                                                     32,285
         79,990   POWER ONE INCORPORATED<<+                                                                                727,109
                                                                                                                         2,780,143
                                                                                                                ------------------
OFFICE ELECTRONICS: 0.12%
          2,700   ZEBRA TECHNOLOGIES CORPORATION<<+                                                                         90,828
                                                                                                                ------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.22%
         77,900   LTX-CREDENCE CORPORATION+                                                                                162,811
                                                                                                                ------------------
MATERIALS: 16.15%
CHEMICALS: 0.54%
         27,600   CALGON CARBON CORPORATION<<+                                                                             400,200
                                                                                                                ------------------
CONTAINERS & PACKAGING: 0.33%
        161,600   INTERTAPE POLYMER GROUP INCORPORATED+                                                                    244,016
                                                                                                                ------------------
METALS & MINING: 14.87%
         14,240   AGNICO-EAGLE MINES LIMITED<<                                                                           1,011,467
         21,000   CARPENTER TECHNOLOGY CORPORATION                                                                         707,910
          2,100   CENTERRA GOLD INCORPORATED(A)                                                                             33,881
         53,300   ELDORADO GOLD CORPORATION                                                                                985,517
         61,100   GREAT BASIN GOLD LIMITED<<+                                                                              149,695
         11,800   HARRY WINSTON DIAMOND CORPORATION+                                                                       137,352
         30,600   PETAQUILLA MINERALS LIMITED+                                                                              12,947
         50,800   RANDGOLD RESOURCES LIMITED ADR                                                                         5,154,168
         16,240   ROYAL GOLD INCORPORATED<<                                                                                809,402
          3,469   SANDSTORM METALS & ENERGY LIMITED+                                                                         1,517
        293,440   SANDSTORM RESOURCES LIMITED+                                                                             225,306
         17,000   SILVER STANDARD RESOURCES INCORPORATED+                                                                  339,660
         50,200   STEEL DYNAMICS INCORPORATED                                                                              708,322
          8,100   UNITED STATES STEEL CORPORATION<<                                                                        355,104
         37,600   YAMANA GOLD INCORPORATED                                                                                 428,640
                                                                                                                        11,060,888
                                                                                                                ------------------
PAPER & FOREST PRODUCTS: 0.41%
         37,400   WAUSAU PAPER CORPORATION                                                                                 310,046
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

VT SMALL CAP VALUE FUND

     SHARES       SECURITY NAME                                                                                       VALUE
---------------   -----------------------------------------------------------                                   ------------------
TELECOMMUNICATION SERVICES: 0.75%
DIVERSIFIED TELECOMMUNICATION SERVICES: 0.65%
        180,180   CINCINNATI BELL INCORPORATED<<+                                                               $          481,081
                                                                                                                ------------------
WIRELESS TELECOMMUNICATION SERVICES: 0.10%
         32,100   CHINA GRENTECH CORPORATION LIMITED ADR+                                                                   72,225
                                                                                                                ------------------
TOTAL COMMON STOCKS (COST $63,249,221)                                                                                  69,885,658
                                                                                                                ------------------
INVESTMENT COMPANIES: 1.51%
         12,100   KBW REGIONAL BANKING ETF<<                                                                               277,211
         15,196   MARKET VECTORS GOLD MINERS ETF                                                                           849,909
TOTAL INVESTMENT COMPANIES (COST $1,034,304)                                                                             1,127,120
                                                                                                                ------------------

                                                                                                  EXPIRATION
                                                                                                     DATE
                                                                                                -------------
WARRANTS: 0.00%
FINANCIALS: 0.00%
REAL ESTATE INVESTMENT TRUST: 0.00%
          1,600   ARMOUR RESIDENTIAL REIT INCORPORATED+                                            11/07/2013                  127
                                                                                                                ------------------
TOTAL WARRANTS (COST $256)                                                                                                     127
                                                                                                                ------------------

                                                                                    YIELD
                                                                                -------------
SHORT-TERM INVESTMENTS: 35.04%
INVESTMENT COMPANIES: 35.04%
      2,795,330   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(L)(U)                         0.25%                           2,795,330
     23,269,632   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(V)(L)(U)           0.28                           23,269,632
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $26,064,962)                                                                         26,064,962
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $90,348,743)*                                                    130.50%                                          97,077,867
OTHER ASSETS AND LIABILITIES, NET                                      (30.50)                                         (22,689,674)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $       74,388,193
                                                                       ------                                   ------------------

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $90,886,793 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 8,122,282
GROSS UNREALIZED DEPRECIATION    (1,931,208)
                                -----------
NET UNREALIZED APPRECIATION     $ 6,191,074

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
ASSET BACKED SECURITIES: 4.22%
$       130,000   BA CREDIT CARD TRUST+/-                                                0.32%     04/15/2016   $          128,785
        321,000   CAPITAL ONE MULTI ASSET EXECUTION TRUST 2006 4 NT CL A+/-              0.30      12/16/2013              320,803
        100,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A10
                     CLASS A+/-                                                          0.34      09/15/2015               99,368
        252,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-12
                     CLASS A+/-                                                          0.32      07/15/2016              249,078
        100,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A5
                     CLASS A5+/-                                                         0.32      01/15/2016               99,058
        196,523   DEVELOPERS DIVERSIFIED REALTY CORPORATION SERIES 2009-DDR1
                     CLASS A                                                             3.81      10/14/2022              208,648
        137,000   DISCOVR CARD MASTER TRUST+/-                                           0.84      09/15/2015              137,211
        338,000   MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A5
                     CLASS A5+/-                                                         0.32      10/15/2015              335,413
         15,754   MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-              0.30      01/25/2037               15,522
         13,567   MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-             0.31      12/25/2036               13,188
        517,000   NELNET STUDENT LOAN TRUST SERIES 2008-3 CLASS A4+/-                    1.97      11/25/2024              536,431
        247,000   SLM STUDENT LOAN TRUST SERIES 2005 CLASS A4+/-                         0.61      10/25/2019              245,154
        893,000   SLM STUDENT LOAN TRUST SERIES 2008-1 CLASS A4A+/-                      1.89      12/15/2032              927,840
        121,000   SLM STUDENT LOAN TRUST SERIES 2008-4 CLASS A4+/-                       2.15      07/25/2022              126,543
        262,000   SLM STUDENT LOAN TRUST SERIES 2008-5 CLASS A4+/-                       2.20      07/25/2023              274,474
TOTAL ASSET BACKED SECURITIES (COST $3,696,750)                                                                          3,717,516
                                                                                                                ------------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 22.59%
        119,840   ASSET SECURITIZATION CORPORATION SERIES 1996-D3 CLASS A2               7.77      10/13/2026              123,575
         47,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2004-6 CLASS A3                                                     4.51      12/10/2042               48,464
        100,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2002-PB2 CLASS B                                                    6.31      06/11/2035              105,085
        139,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2005-4 CLASS A5A                                                    4.93      07/10/2045              147,513
         64,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2005-5 CLASS A4                                                     5.12      10/10/2045               70,178
         68,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2005-6 CLASS A4                                                     5.35      09/10/2047               74,864
        235,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATION SERIES
                     2006-5 CLASS A4                                                     5.41      09/10/2047              250,431
        137,000   BEAR STEARNS COMLMERCIAL MORTGAGE SECURITIES 2005 POWER 7
                     MORTGAGE CERTIFICATE CLASS A3                                       5.12      02/11/2041              147,800
        216,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2002-PBW1 CLASS A2                                           4.72      11/11/2035              226,867
         37,665   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2003-T12 CLASS A3                                            4.24      08/13/2039               38,570
         69,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2004-PWR4 CLASS A3                                           5.47      06/11/2041               75,836
         67,028   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2005-PWR7 CLASS A                                            4.95      02/11/2041               68,556
         36,302   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2007-PRW1 CLASS A1                                           5.59      06/11/2040               37,277
         30,504   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
                     CLASS A2A+/-                                                        0.30      12/25/2036               28,692
        124,000   COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4                6.98      01/17/2032              135,394
        151,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE CLASS B                   6.30      07/16/2034              167,852
         92,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES
                     2004-LB2A CLASS A4                                                  4.72      03/10/2039               97,237
          7,048   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2002-CKS4 CLASS A1                                           4.49      11/15/2036                7,071
         84,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2002-CKS4 CLASS A2                                           5.18      11/15/2036               88,871
         87,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2003 C4 B                                                    5.25      08/15/2036               91,617
         63,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2003-CPN1 CLASS A2                                           4.60      03/15/2035               66,610
         31,568   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2005-C1 CLASS A3                                             4.81      02/15/2038               32,702
         97,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2005-C1 CLASS A4                                             5.01      02/15/2038              104,181

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$       114,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2005-C2 CLASS A4                                             4.83%     04/15/2037   $          119,343
         78,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2007-C2 CLASS A2                                             5.45      01/15/2049               80,159
        168,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2007-C5 CLASS A3                                             5.69      09/15/2040              175,326
         53,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATION SERIES 2007-C1
                     CLASS AAB                                                           5.34      02/15/2040               55,108
        705,000   DISCOVER CARD MASTER TRUST SERIES 2009-A2 CLASS A+/-                   1.56      02/17/2015              717,432
        144,307   FHLMC SERIES 2479 CLASS PG                                             6.00      08/15/2032              157,236
        346,627   FHLMC SERIES 2542 CLASS ES                                             5.00      12/15/2017              377,276
        235,000   FHLMC SERIES 2558 CLASS BD                                             5.00      01/15/2018              261,343
         80,000   FHLMC SERIES 2590 CLASS BY                                             5.00      03/15/2018               89,181
         53,000   FHLMC SERIES 2676 CLASS CY                                             4.00      09/15/2018               56,988
         17,998   FHLMC SERIES 2727 CLASS PW                                             3.57      06/15/2029               18,378
         91,000   FHLMC SERIES 2765 CLASS CT                                             4.00      03/15/2019               99,155
        191,000   FHLMC SERIES 2843 CLASS BC                                             5.00      08/15/2019              213,313
        104,000   FHLMC SERIES 2875 CLASS HB                                             4.00      10/15/2019              113,961
        709,861   FHLMC SERIES 2980 CLASS QA                                             6.00      05/15/2035              775,068
        317,773   FHLMC SERIES 3028 CLASS PG                                             5.50      09/15/2035              342,635
          4,652   FHLMC SERIES 3052 CLASS MH                                             5.25      10/15/2034                4,980
         66,996   FHLMC SERIES 3325 CLASS JL                                             5.50      06/15/2037               73,570
        166,000   FHLMC SERIES K003 CLASS AAVB                                           4.77      05/25/2018              182,577
        271,000   FHLMC SERIES K008 CLASS A1                                             2.75      12/25/2019              276,750
        111,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES
                     2001-C4 CLASS B                                                     6.42      12/12/2033              115,579
      1,022,851   FNMA SERIES 2001-81 CLASS HE                                           6.50      01/25/2032            1,153,584
        149,000   FNMA SERIES 2002-94 CLASS HQ                                           4.50      01/25/2018              160,466
        397,000   FNMA SERIES 2003-108 CLASS BE                                          4.00      11/25/2018              429,007
         39,000   FNMA SERIES 2003-125 CLASS AY                                          4.00      12/25/2018               42,338
        185,000   FNMA SERIES 2003-3 CLASS HJ                                            5.00      02/25/2018              202,539
         87,555   FNMA SERIES 2004-60 CLASS PA                                           5.50      04/25/2034               94,087
         40,000   FNMA SERIES 2004-81 CLASS KE                                           4.50      11/25/2019               44,680
         84,646   FNMA SERIES 2005-58 CLASS MA                                           5.50      07/25/2035               95,359
        208,000   FNMA SERIES 2007-113 CLASS DB                                          4.50      12/25/2022              232,907
            501   FNMA SERIES 2007-30 CLASS MA                                           4.25      02/25/2037                  537
        316,915   FNMA SERIES 2007-39 CLASS NA                                           4.25      01/25/2037              338,163
         24,017   FNMA SERIES 2007-74 CLASS A                                            5.00      04/25/2034               24,917
        118,050   FNMA SERIES 2007-77 CLASS MH                                           6.00      12/25/2036              126,835
        282,592   FNMA SERIES 2009-71 CLASS JT                                           6.00      06/25/2036              307,760
        364,880   FNMA SERIES 2009-78 CLASS J                                            5.00      09/25/2019              390,564
        128,590   FNMA SERIES 2009-93 CLASS PD                                           4.50      09/25/2039              138,105
        132,000   FNMA SERIES 2009-M1 CLASS A2                                           4.29      07/25/2019              143,075
        241,000   FNMA SERIES 2009-M2 CLASS A3                                           4.00      01/25/2019              254,794
        131,577   FNMA SERIES 2010-15 CLASS KA                                           4.00      03/25/2039              139,277
        499,025   FNMA SERIES 2010-54 CLASS EA                                           4.50      06/25/2040              524,084
        100,000   FNMA SERIES 2010-M1 CLASS A2                                           4.45      09/25/2019              109,083
        634,000   FNMA SERIES 2010-M3 CLASS A3                                           4.33      03/25/2020              685,070
         96,000   FNMA SERIES K005 CLASS A2                                              4.32      11/25/2019              104,291
         10,591   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-3
                     CLASS A1                                                            5.56      06/10/2038               10,655
        102,759   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-1A
                     CLASS A3                                                            6.27      12/10/2035              108,478
         26,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003
                     C2 CERTIFICATE CLASS  D                                             5.67      05/10/2040               26,432
        104,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2003-C2 CLASS A2                                                    5.66      05/10/2040              114,159
         89,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2003-C2 CLASS B                                                     5.67      05/10/2040               94,827
        113,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2004-C2 CLASS A4                                                    5.30      08/10/2038              123,594
        127,000   GNMA SERIES 2006-37 CLASS JG                                           5.00      07/20/2036              138,989
        166,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                     2005-GG5 CLASS A5                                                   5.22      04/10/2037              178,991

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$        99,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                     2007-GG1 CLASS A6                                                   5.14%     06/10/2036   $          106,298
         66,532   GS MORTGAGE SECURITIES CORPORATION II SERIES 2004-C1
                     CLASS A2                                                            4.32      10/10/2028               66,498
        138,000   GS MORTGAGE SECURITIES CORPORATION II SERIES 2006-GG8
                     CLASS A4                                                            5.56      11/10/2039              146,985
        285,107   IMPACT FUNDING LLC                                                     5.31      01/25/2051              292,135
         24,304   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2000-C10 CLASS C                                             7.91      08/15/2032               24,293
         59,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2001-CIBC2 CLASS D                                           6.85      04/15/2035               59,971
         30,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2002 C2 CERTIFICATE CLASS  B                                 5.21      12/12/2034               31,425
         76,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2002-CIB5 CLASS A2                                           5.16      10/12/2037               81,026
         67,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2002-CIBC 4 CLASS C                                          6.45      05/12/2034               70,010
         92,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2003-CB7 CLASS A4                                            4.88      01/12/2038               98,635
        122,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2004-C2 CLASS A3                                             5.40      05/15/2041              131,978
         44,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2004-CB9 CLASS A4                                            5.54      06/12/2041               47,257
         39,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2005-LDP4 CLASS A4                                           4.92      10/15/2042               42,022
        339,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2005-LDP5 CLASS A4                                           5.36      12/15/2044              373,303
         52,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2006-CB16 CLASS A4                                           5.55      05/12/2045               56,350
        273,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2006-CB17 CLASS A4                                           5.43      12/12/2043              290,745
        140,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2006-LDP9 CLASS A2                                           5.13      05/15/2047              148,106
        103,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2006-LDP9 CLASS A3                                           5.34      05/15/2047              107,121
        314,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2007-LD12 CLASS A3                                           6.19      02/15/2051              333,669
         78,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2007-LDP11 MTG PTHRU CLASS A                                 6.01      06/15/2049               84,138
            657   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2008-C2 CLASS A1                                             5.02      02/12/2051                  659
        240,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2009-IWST CLASS A2                                           5.63      12/05/2027              273,482
        239,895   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2010-C1 CLASS A1                                             3.85      06/15/2043              251,149
         51,559   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES
                     2001-C2 CLASS A2                                                    6.65      11/15/2027               52,299
        200,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES
                     2002-C2 CLASS A4                                                    5.59      06/15/2031              212,304
         43,042   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES
                     2002-C4 CLASS A4                                                    4.56      09/15/2026               43,966
         86,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES
                     2003-C8 CLASS A4                                                    5.12      11/15/2032               93,842
         55,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES
                     2004-C1 CLASS A4                                                    4.57      01/15/2031               58,424
        104,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES
                     2004-C2 CLASS A4                                                    4.37      03/15/2036              108,433
         51,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES
                     2004-C7 CLASS A5                                                    4.63      10/15/2029               53,670
         50,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES
                     2005-C1 CLASS A 4                                                   4.74      02/15/2030               53,419
         96,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES
                     2006-C4 CLASS A3                                                    5.17      12/12/2049               99,442
         24,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES
                     2007-C1 CLASS AAB                                                   5.40      02/15/2040               25,804

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$        53,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES
                     2007-C3 CLASS A3                                                    6.14%     07/15/2044   $           57,086
         99,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES
                     2008-C1 CLASS A2                                                    6.32      04/15/2041              109,729
         63,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES
                     2008-C1 CLASS AB                                                    6.32      04/15/2041               69,919
        157,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A4                 5.24      11/12/2035              169,734
        158,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2004-KEY2 CLASS A4                 4.86      08/12/2039              166,017
         76,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS A3A                4.95      07/12/2038               80,706
         25,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MCP1 CLASS A4                 4.75      06/12/2043               26,976
        100,000   MORGAN STANLEY CAPITAL I SERIES 2003-IQ6 CLASS A4                      4.97      12/15/2041              107,890
         71,000   MORGAN STANLEY CAPITAL I SERIES 2003-T11 CLASS A4                      5.15      06/13/2041               76,704
        132,000   MORGAN STANLEY CAPITAL I SERIES 2004-IQ8 CLASS A4                      4.90      06/15/2040              137,529
         85,000   MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4                      5.27      06/13/2041               92,664
        155,000   MORGAN STANLEY CAPITAL I SERIES 2005 HQ7 MORTGAGE PASS
                     THROUGH CERTIFICATE A 4                                             5.38      11/14/2042              171,041
         80,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                      5.17      01/14/2042               86,462
        297,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ6 CLASS A4A                     4.99      08/13/2042              322,305
         52,510   MORGAN STANLEY CAPITAL I SERIES 2007-HQ13 CLASS A1                     5.36      12/15/2044               53,971
         84,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2004-HQ3
                     CLASS A4                                                            4.80      01/13/2041               90,239
        243,341   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2004-T15
                     CLASS A2                                                            4.69      06/13/2041              243,966
        100,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-IQ9
                     CLASS A5                                                            4.70      07/15/2056              106,571
         32,121   MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS
                     2A1S+/-                                                             0.37      02/25/2047               25,408
        128,000   NOMURA ASSET SECURITIES CORPORATION SERIES  1998-D6
                     CLASS A2                                                            7.29      03/15/2030              143,724
         49,738   PNC MORTGAGE ACCEPTANCE CORPORATION SERIES 2001-C1 CLASS A2            6.36      03/12/2034               50,426
         44,000   PRUDENTIAL MORTGAGE CAPITAL FUNDING LLC SERIES 2001-ROCK
                     CLASS B                                                             6.76      05/10/2034               45,239
         23,154   SALOMON BROTHERS MORTGAGE SECURITIES INCORPORATED VII
                     SERIES 2000-C2 CLASS C                                              7.73      07/18/2033               23,126
        311,413   US BANK NA SERIES 2007-1 CLASS A                                       5.92      05/25/2012              325,682
         21,089   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7
                     CLASS A1                                                            4.24      10/15/2035               21,259
        116,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                     CLASS A3                                                            4.45      11/15/2035              119,534
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $19,198,685)                                                            19,921,013
                                                                                                                ------------------
CORPORATE BONDS & NOTES: 14.60%
CONSUMER DISCRETIONARY: 1.35%
LEISURE EQUIPMENT & PRODUCTS: 0.19%
         65,000   MATTEL INCORPORATED                                                    4.35      10/01/2020               65,682
        100,000   MATTEL INCORPORATED                                                    6.20      10/01/2040              101,504
                                                                                                                           167,186
                                                                                                                ------------------
MEDIA: 1.16%
        163,000   COMCAST CORPORATION                                                    8.38      03/15/2013              189,291
         95,000   COMCAST CORPORATION                                                    6.40      03/01/2040              105,624
        100,000   DIRECTV INCORPORATED                                                   6.00      08/15/2040              103,277
         20,000   DISCOVERY COMMUNICATIONS LLC                                           6.35      06/01/2040               22,344
        157,000   NBC UNIVERSAL INCORPORATED                                             2.88      04/01/2016              157,032
        130,000   NBC UNIVERSAL INCORPORATED                                             4.38      04/01/2021              131,584
        130,000   NBC UNIVERSAL INCORPORATED                                             5.95      04/01/2041              133,719
        115,000   OMNICOM GROUP INCORPORATED                                             4.45      08/15/2020              118,231
         59,000   TIME WARNER INCORPORATED                                               6.10      07/15/2040               63,533
                                                                                                                         1,024,635
                                                                                                                ------------------
CONSUMER STAPLES: 1.11%
BEVERAGES: 0.31%
        220,000   ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                            4.13      01/15/2015              236,821

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
BEVERAGES (CONTINUED)
$        30,000   PEPSICO INCORPORATED                                                   5.50%     01/15/2040   $           34,355
                                                                                                                           271,176
                                                                                                                ------------------
FOOD & STAPLES RETAILING: 0.19%
        160,000   WAL MART STORES INCORPORATED                                           4.88      07/08/2040              163,415
                                                                                                                ------------------
FOOD PRODUCTS: 0.34%
        125,000   KRAFT FOODS INCORPORATED CLASS A                                       5.38      02/10/2020              139,631
         50,000   KRAFT FOODS INCORPORATED CLASS A                                       6.50      02/09/2040               58,543
        100,000   WM WRIGLEY JR COMPANY                                                  3.70      06/30/2014              103,552
                                                                                                                           301,726
                                                                                                                ------------------
TOBACCO: 0.27%
        118,000   ALTRIA GROUP INCORPORATED                                              9.70      11/10/2018              159,725
         55,000   ALTRIA GROUP INCORPORATED                                             10.20      02/06/2039               81,284
                                                                                                                           241,009
                                                                                                                ------------------
ENERGY: 1.26
OIL, GAS & CONSUMABLE FUELS: 1.26%
        128,000   ANADARKO PETROLEUM CORPORATION                                         6.38      09/15/2017              141,050
         85,000   ENERGY TRANSFER PARTNERS LP                                            9.00      04/15/2019              108,916
         65,000   HESS CORPORATION                                                       5.60      02/15/2041               67,821
         46,000   KINDER MORGAN ENERGY                                                   6.55      09/15/2040               50,315
         75,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                                    6.50      09/15/2037               90,060
         50,000   PACIFICORP                                                             6.25      10/15/2037               60,583
        119,000   PLAINS ALL AMERICAN PIPELINE                                           3.95      09/15/2015              124,827
        254,000   ROCKIES EXPRESS PIPELINE                                               3.90      04/15/2015              254,101
        165,000   VALERO ENERGY CORPORATION                                              9.38      03/15/2019              210,714
                                                                                                                         1,108,387
                                                                                                                ------------------
FINANCIALS: 5.74%
CAPITAL MARKETS: 1.06%
        139,000   GOLDMAN SACHS GROUP INCORPORATED                                       3.70      08/01/2015              142,212
         88,000   GOLDMAN SACHS GROUP INCORPORATED                                       6.00      06/15/2020               96,790
         69,000   GOLDMAN SACHS GROUP INCORPORATED                                       6.75      10/01/2037               71,720
        160,000   LAZARD GROUP LLC                                                       7.13      05/15/2015              174,549
        220,000   LAZARD GROUP LLC                                                       6.85      06/15/2017              235,594
        100,000   MORGAN STANLEY                                                         5.95      12/28/2017              107,687
        100,000   MORGAN STANLEY                                                         5.50      07/24/2020              103,022
                                                                                                                           931,574
                                                                                                                ------------------
COMMERCIAL BANKS: 0.60%
        510,000   HSBC BANK USA NA                                                       4.88      08/24/2020              530,349
                                                                                                                ------------------
CONSUMER FINANCE: 0.61%
        215,000   AMERICAN EXPRESS COMPANY                                               2.75      09/15/2015              216,348
        250,000   CAPITAL ONE BANK USA NA                                                8.80      07/15/2019              319,516
                                                                                                                           535,864
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
DIVERSIFIED FINANCIAL SERVICES: 2.29%
$       155,000   BANK OF AMERICA CORPORATION                                            7.38%     05/15/2014   $          178,150
        150,000   BANK OF AMERICA CORPORATION                                            3.70      09/01/2015              151,544
        105,000   BANK OF AMERICA CORPORATION                                            6.00      09/01/2017              113,685
        215,000   BANK OF AMERICA CORPORATION                                            5.63      07/01/2020              227,190
        370,000   CITIGROUP INCORPORATED<<                                               1.88      10/22/2012              379,442
        106,000   CITIGROUP INCORPORATED                                                 6.38      08/12/2014              117,710
        112,000   CITIGROUP INCORPORATED                                                 4.75      05/19/2015              117,834
        200,000   CITIGROUP INCORPORATED                                                 5.38      08/09/2020              206,926
         27,000   JPMORGAN CHASE & COMPANY                                               3.40      06/24/2015               28,029
        300,000   JPMORGAN CHASE BANK NA                                                 6.00      10/01/2017              340,532
        155,000   JPMORGAN CHASE CAPITAL XXV                                             6.80      10/01/2037              157,544
                                                                                                                         2,018,586
                                                                                                                ------------------
INSURANCE: 0.38%
        170,000   HARTFORD FINANCIAL SERVICES GROUP                                      5.50      03/30/2020              172,893
         91,000   LIBERTY MUTUAL GROUP                                                   7.50      08/15/2036               92,558
         70,000   WR BERKLEY CORPORATION                                                 5.38      09/15/2020               71,540
                                                                                                                           336,991
                                                                                                                ------------------
REAL ESTATE INVESTMENT TRUSTS: 0.80%
         21,000   HCP INCORPORATED SERIES MTN                                            6.30      09/15/2016               22,809
         55,000   HCP INCORPORATED SERIES MTN                                            6.70      01/30/2018               60,523
        160,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                            5.65      12/15/2013              171,952
         30,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                            6.00      01/30/2017               32,023
         80,000   KILROY REALTY LP                                                       6.63      06/01/2020               81,157
         85,000   QATARI DIAR FINANCE QSC                                                6.13      06/01/2020               92,792
         87,000   RECKSON OPERATING PARTNERSHIP                                          7.75      03/15/2020               87,996
         80,000   WEA FINANCE LLC                                                        7.50      06/02/2014               93,114
         55,000   WEA FINANCE LLC                                                        7.13      04/15/2018               64,681
                                                                                                                           707,047
                                                                                                                ------------------
HEALTH CARE: 1.11%
BIOTECHNOLOGY: 0.23%
        200,000   AMGEN INCORPORATED                                                     3.45      10/01/2020              201,342
                                                                                                                ------------------
HEALTH CARE EQUIPMENT & SUPPLIES: 0.15%
         65,000   CAREFUSION CORPORATION                                                 4.13      08/01/2012               68,010
         65,000   HOSPIRA INCORPORATED                                                   5.60      09/15/2040               67,311
                                                                                                                           135,321
                                                                                                                ------------------
HEALTH CARE PROVIDERS & SERVICES: 0.29%
        155,000   COVENTRY HEALTH CARE INCORPORATED                                      5.95      03/15/2017              155,057
         90,000   WELLPOINT INCORPORATED                                                 6.38      06/15/2037              100,401
                                                                                                                           255,458
                                                                                                                ------------------
LIFE SCIENCES TOOLS & SERVICES: 0.19%
         90,000   LIFE TECHNOLOGIES CORPORATION                                          4.40      03/01/2015               96,004
         65,000   LIFE TECHNOLOGIES CORPORATION                                          6.00      03/01/2020               73,633
                                                                                                                           169,637
                                                                                                                ------------------
PHARMACEUTICALS: 0.25%
        215,000   ALLERGAN INCORPORATED                                                  3.38      09/15/2020              214,907
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
INDUSTRIALS: 0.21%
ROAD & RAIL: 0.21%
$       171,000   BURLINGTON NORTH SANTA FE                                              5.75%     05/01/2040   $          188,711
                                                                                                                ------------------
INFORMATION TECHNOLOGY: 0.84%
COMMUNICATIONS EQUIPMENT: 0.35%
        215,000   CISCO SYSTEMS INCORPORATED                                             4.45      01/15/2020              236,236
         71,000   CISCO SYSTEMS INCORPORATED                                             5.50      01/15/2040               78,052
                                                                                                                           314,288
                                                                                                                ------------------
COMPUTERS & PERIPHERALS: 0.30%
        265,000   HEWLETT PACKARD COMPANY                                                2.13      09/13/2015              267,297
                                                                                                                ------------------
SOFTWARE: 0.19%
         66,000   ADOBE SYSTEMS INCORPORATED                                             4.75      02/01/2020               71,041
         87,000   ORACLE CORPORATION                                                     5.38      07/15/2040               93,575
                                                                                                                           164,616
                                                                                                                ------------------
MATERIALS: 0.44%
CHEMICALS: 0.44%
        165,000   DOW CHEMICAL COMPANY                                                   4.85      08/15/2012              174,627
         90,000   DOW CHEMICAL COMPANY                                                   5.90      02/15/2015              100,357
         93,000   DOW CHEMICAL COMPANY                                                   8.55      05/15/2019              117,430
                                                                                                                           392,414
                                                                                                                ------------------
TELECOMMUNICATION SERVICES: 0.66%
DIVERSIFIED TELECOMMUNICATION SERVICES: 0.47%
         95,000   FRONTIER COMMUNICATIONS CORPORATION                                    8.25      04/15/2017              103,906
         60,000   FRONTIER COMMUNICATIONS CORPORATION                                    8.13      10/01/2018               65,550
         85,000   FRONTIER COMMUNICATIONS CORPORATION                                    8.50      04/15/2020               93,819
        130,000   QWEST CORPORATION                                                      7.50      10/01/2014              146,900
                                                                                                                           410,175
                                                                                                                ------------------
WIRELESS TELECOMMUNICATION SERVICES: 0.19%
         53,000   AMERICAN TOWER CORPORATION                                             5.05      09/01/2020               54,282
         85,000   CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC                      8.50      11/15/2018              115,739
                                                                                                                           170,021
                                                                                                                ------------------
UTILITIES: 1.88%
ELECTRIC UTILITIES: 1.52%
        190,000   DPL INCORPORATED                                                       6.88      09/01/2011              200,099
        140,000   DUKE ENERGY CORPORATION                                                6.30      02/01/2014              159,946
        155,000   EXELON GENERATION COMPANY LLC                                          4.00      10/01/2020              155,164
         50,000   EXELON GENERATION COMPANY LLC                                          6.25      10/01/2039               53,596

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
ELECTRIC UTILITIES (CONTINUED)
$        50,000   EXELON GENERATION COMPANY LLC                                          5.75%     10/01/2041   $           50,158
        130,000   FIRSTENERGY SOLUTIONS COMPANY                                          6.05      08/15/2021              138,883
         70,000   FIRSTENERGY SOLUTIONS COMPANY                                          6.80      08/15/2039               70,541
        300,000   NEVADA POWER COMPANY SERIES A                                          8.25      06/01/2011              313,733
        110,000   PACIFIC GAS & ELECTRIC COMPANY                                         3.50      10/01/2020              108,929
         85,000   PROGRESS ENERGY INCORPORATED                                           6.85      04/15/2012               92,094
                                                                                                                         1,343,143
                                                                                                                ------------------
MULTI-UTILITIES: 0.36%
        230,000   DOMINION RESOURCES INCORPORATED PUTTABLE                               8.88      01/15/2019              312,862
                                                                                                                ------------------
TOTAL CORPORATE BONDS & NOTES (COST $12,137,835)                                                                        12,878,137
                                                                                                                ------------------
YANKEE CORPORATE BONDS & NOTES: 8.45%
CONSUMER DISCRETIONARY: 0.33%
MEDIA: 0.33%
        110,000   BRITISH SKY BROADCASTING GROUP PLC                                     9.50      11/15/2018              150,199
         45,000   GRUPO TELEVISA SA                                                      6.63      01/15/2040               51,191
         80,000   THOMSON REUTERS CORPORATION                                            5.95      07/15/2013               89,816
                                                                                                                           291,206
                                                                                                                ------------------
CONSUMER STAPLES: 0.37%
FOOD & STAPLES RETAILING: 0.37%
        135,000   WOOLWORTHS LIMITED                                                     2.55      09/22/2015              136,656
        190,000   WOOLWORTHS LIMITED                                                     4.00      09/22/2020              193,647
                                                                                                                           330,303
                                                                                                                ------------------
ENERGY: 1.37%
OIL, GAS & CONSUMABLE FUELS: 1.37%
         80,000   HUSKY ENERGY INCORPORATED                                              5.90      06/15/2014               89,009
         95,000   NOBLE HOLDING INTERNATIONAL LIMITED                                    6.20      08/01/2040              105,013
         45,000   PETRO CANADA                                                           6.80      05/15/2038               53,342
         90,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                                6.88      01/20/2040              103,027
         30,000   PETROLEOS MEXICANOS                                                    5.50      01/21/2021               31,950
        215,000   SHELL INTERNATIONAL                                                    3.10      06/28/2015              226,346
        105,000   SUNCOR ENERGY INCORPORATED                                             6.50      06/15/2038              120,523
        175,000   TRANSCANADA PIPELINES LIMITED                                          3.80      10/01/2020              178,844
        285,000   TRANSOCEAN INCORPORATED                                                4.95      11/15/2015              296,363
                                                                                                                         1,204,417
                                                                                                                ------------------
FINANCIALS: 4.28%
COMMERCIAL BANKS: 2.85%
        185,000   BPCE SA                                                                2.38      10/04/2013              185,067
        100,000   CIE DE FINANCEMENT FONCIER                                             2.50      09/16/2015              100,570

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL BANKS (CONTINUED)
$       134,000   HSBC HOLDINGS PLC                                                      6.80%     06/01/2038   $          155,419
        105,000   ITAU UNIBANCO HOLDING SA                                               6.20      04/15/2020              109,388
        110,000   KOREA DEVELOPMENT BANK                                                 4.38      08/10/2015              116,686
        199,000   KOREA DEVELOPMENT BANK                                                 3.25      03/09/2016              199,223
        190,000   LLOYDS TSB BANK PLC                                                    6.50      09/14/2020              191,831
        270,000   NIBC BANK NV                                                           2.80      12/02/2014              281,651
        105,000   NIBC BANK NV                                                           4.88      11/19/2019              112,566
        260,000   NORDEA BANK AB                                                         3.70      11/13/2014              274,628
        248,000   SWEDISH EXPORT CREDIT                                                  3.25      09/16/2014              264,395
        245,000   WESTPAC BANKING CORPORATION                                            2.25      11/19/2012              249,730
        270,000   WESTPAC BANKING CORPORATION                                            3.00      08/04/2015              275,767
                                                                                                                         2,516,921
                                                                                                                ------------------
CONSUMER FINANCE: 0.28%
        245,000   FINANCE FOR DANISH INDUSTRY                                            2.00      06/12/2013              250,570
                                                                                                                ------------------
DIVERSIFIED FINANCIAL SERVICES: 0.18%
        140,000   CREDIT SUISSE/ NEW YORK NY                                             6.00      02/15/2018              154,611
                                                                                                                ------------------
REAL ESTATE INVESTMENT TRUSTS: 0.39%
        210,000   QATARI DIAR FINANCE QSC                                                5.00      07/21/2020              220,488
        116,000   WESTFIELD GROUP                                                        5.40      10/01/2012              123,737
                                                                                                                           344,225
                                                                                                                ------------------
THRIFTS & MORTGAGE FINANCE: 0.58%
        385,000   ACHMEA HYPOTHEEKBANK NV                                                3.20      11/03/2014              409,267
        100,000   CIE FINANCEMENT FONCIER                                                2.13      04/22/2013              101,813
                                                                                                                           511,080
                                                                                                                ------------------
MATERIALS: 0.36%
METALS & MINING: 0.36%
        135,000   RIO TINTO FINANCE USA LIMITED                                          5.88      07/15/2013              150,467
        100,000   VALE OVERSEAS LIMITED                                                  4.63      09/15/2020              103,284
         54,000   VALE OVERSEAS LIMITED                                                  6.88      11/10/2039               61,882
                                                                                                                           315,633
                                                                                                                ------------------
TELECOMMUNICATION SERVICES: 1.63%
DIVERSIFIED TELECOMMUNICATION SERVICES: 0.96%
         55,000   BRITISH TELECOMMUNICATIONS PLC                                         9.88      12/15/2030               76,580
         95,000   FRANCE TELECOM SA                                                      7.75      03/01/2011               97,788
        275,000   HUTCHISON WHAMPOA INTERNATIONAL LIMITED                                4.63      09/11/2015              293,952
         80,000   TELEFONICA EMISIONES SAU                                               5.98      06/20/2011               82,972
         94,000   TELEFONICA EMISIONES SAU                                               5.13      04/27/2020              102,266
        190,000   TELEMAR NORTE LESTE SAU                                                5.50      10/23/2020              192,375
                                                                                                                           845,933
                                                                                                                ------------------
WIRELESS TELECOMMUNICATION SERVICES: 0.67%
        246,000   AMERICA MOVIL SAB DE CV                                                5.00      10/16/2019              263,583
         35,000   ROGERS CABLE INCORPORATED                                              5.50      03/15/2014               39,235

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
$       250,000   ROGERS WIRELESS INCORPORATED                                           6.38%     03/01/2014   $          287,997
                                                                                                                           590,815
                                                                                                                ------------------
UTILITIES: 0.11%
ELECTRIC UTILITIES: 0.11%
        100,000   KOREA HYDRO & NUCLEAR POWER COMPANY LIMITED                            3.13      09/16/2015               99,899
                                                                                                                ------------------
TOTAL YANKEE CORPORATE BONDS & NOTES (COST $7,129,665)                                                                   7,455,613
                                                                                                                ------------------
YANKEE GOVERNMENT BONDS: 1.22%
        170,000   CHILE GOVERNMENT INTERNATIONAL BOND                                    3.88      08/05/2020              176,336
        105,000   EXPORT-IMPORT BANK OF KOREA                                            5.50      10/17/2012              112,321
        188,000   KOMMUNALBANKEN AS                                                      1.75      10/05/2015              187,760
         95,000   POLAND GOVERNMENT INTERNATIONAL BOND                                   3.88      07/16/2015               98,815
         69,000   PROVINCE OF QUEBEC CANADA                                              3.50      07/29/2020               70,689
        100,000   RUSSIAN FOREIGN BOND - EUROBOND                                        3.63      04/29/2015              100,750
        315,000   STATE OF QATAR                                                         4.00      01/20/2015              332,325
TOTAL YANKEE GOVERNMENT BONDS (COST $1,055,863)                                                                          1,078,996
                                                                                                                ------------------
MUNICIPAL BONDS & NOTES: 0.43%
CALIFORNIA: 0.13%
        100,000   LOS ANGELES COMMUNITY COLLEGE DISTRICT/CA (PROPERTY TAX
                     REVENUE)                                                            6.75      08/01/2049              112,288
                                                                                                                ------------------
NEVADA: 0.16%
        130,000   COUNTY OF CLARK NV (TRANSPORTATION REVENUE)                            6.82      07/01/2045              146,515
                                                                                                                 -----------------
TEXAS: 0.14%
        110,000   NORTH TEXAS TOLLWAY AUTHORITY (TRANSPORTATION REVENUE)                 6.72      01/01/2049              120,716
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $360,115)                                                                              379,519
                                                                                                                ------------------
AGENCY SECURITIES: 51.65%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 13.15%
      1,500,000   FHLMC%%                                                                4.50      01/15/2039            1,556,484
      1,000,000   FHLMC%%                                                                4.50      01/15/2039            1,039,844
        226,786   FHLMC #1B3430+/-                                                       6.15      06/01/2037              244,887
          2,271   FHLMC #1B7562+/-                                                       5.85      11/01/2037                2,441
         33,408   FHLMC #1G0784+/-                                                       5.69      03/01/2036               35,857
        235,788   FHLMC #1G1347+/-                                                       5.83      11/01/2036              253,365
        325,000   FHLMC #1G1347                                                          5.50      07/15/2038              359,261
         21,405   FHLMC #1G1614+/-                                                       5.88      03/01/2037               23,027
         52,977   FHLMC #1G1873+/-                                                       5.72      03/01/2036               56,906
         41,015   FHLMC #1J1920+/-                                                       5.62      10/01/2038               43,852
        154,643   FHLMC #1Q0960+/-                                                       5.97      06/01/2038              166,344
        140,954   FHLMC #3598MA                                                          4.50      11/15/2038              149,408
        309,002   FHLMC #3631                                                            4.00      02/15/2040              329,331
        222,546   FHLMC #3652AP                                                          4.50      03/15/2040              238,130
          6,514   FHLMC #847703+/-                                                       5.95      01/01/2037                7,005
         51,585   FHLMC #A78331                                                          6.00      03/01/2034               56,626
        105,294   FHLMC #A79090                                                          6.50      07/01/2034              116,912
        171,684   FHLMC #C90706                                                          5.00      09/01/2023              182,186
         99,593   FHLMC #E01497                                                          5.50      11/01/2018              107,481
         77,546   FHLMC #E01539                                                          5.50      12/01/2018               83,688
      2,474,295   FHLMC #G01820 (O)                                                      5.50      06/01/2035            2,650,004

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$       433,383   FHLMC #G05823                                                          6.00%     08/01/2034   $          475,738
        802,000   FHLMC #G06008                                                          6.00      12/01/2035              880,381
         64,870   FHLMC #G11594                                                          5.50      08/01/2019               70,057
         61,916   FHLMC #G11653                                                          5.50      12/01/2019               66,866
        126,397   FHLMC #G11944                                                          5.50      07/01/2020              136,582
        603,205   FHLMC #G13712                                                          5.50      12/01/2019              650,680
        738,937   FHLMC #G13731 (O)                                                      5.50      11/01/2021              798,019
         66,861   FHLMC #H02590                                                          5.50      04/01/2038               70,753
         88,829   FHLMC #H09153                                                          5.50      04/01/2038               93,999
        132,634   FHLMC #H09172                                                          5.50      06/01/2038              140,354
         52,065   FHLMC #J02372                                                          5.50      05/01/2020               56,228
         47,603   FHLMC #J02373                                                          5.50      05/01/2020               51,409
         55,145   FHLMC #J02376                                                          6.00      05/01/2020               59,848
        152,709   FHLMC #K007A1                                                          3.34      12/25/2019              161,150
        172,640   FHLMC #Z40026                                                          5.50      01/01/2033              183,227
                                                                                                                        11,598,330
                                                                                                                ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 35.35%
         96,000   FNMA                                                                   6.25      05/15/2029              125,496
        423,000   FNMA                                                                   7.25      05/15/2030              615,575
      2,100,000   FNMA%%                                                                 4.50      11/25/2039            2,186,625
      1,500,000   FNMA%%                                                                 4.50      11/25/2039            1,558,593
      1,000,000   FNMA%%                                                                 5.50      05/25/2038            1,062,969
        500,000   FNMA%%                                                                 6.00      03/25/2038              537,031
        105,295   FNMA #190129                                                           6.00      11/01/2023              113,361
        157,478   FNMA #190338                                                           5.50      07/01/2033              169,200
        219,163   FNMA #190346                                                           5.50      12/01/2033              235,476
        107,839   FNMA #254637                                                           5.50      02/01/2033              115,934
        450,319   FNMA #254911                                                           5.00      10/01/2023              478,461
         95,209   FNMA #310017                                                           7.00      06/01/2035              108,139
        234,510   FNMA #462404+/-                                                        6.27      09/01/2037              253,384
        389,915   FNMA #545547                                                           6.08      03/01/2012              407,583
        665,964   FNMA #555424                                                           5.50      05/01/2033              715,534
        272,812   FNMA #555531                                                           5.50      06/01/2033              293,118
        139,767   FNMA #677018                                                           5.50      01/01/2033              150,258
        406,551   FNMA #725162                                                           6.00      02/01/2034              445,839
      3,046,069   FNMA #725228 (O)                                                       6.00      03/01/2034            3,340,435
      3,016,871   FNMA #725229                                                           6.00      03/01/2034            3,315,957
        229,534   FNMA #725372                                                           6.94      12/01/2010              225,244
        146,409   FNMA #725423                                                           5.50      05/01/2034              157,307
        553,277   FNMA #725424                                                           5.50      04/01/2034              594,460
        105,453   FNMA #725690                                                           6.00      08/01/2034              115,117
        223,862   FNMA #735116                                                           6.00      12/01/2034              245,496
         99,981   FNMA #735503                                                           6.00      04/01/2035              109,643
         33,038   FNMA #735504                                                           6.00      04/01/2035               36,313
         72,854   FNMA #808350                                                           5.50      09/01/2034               77,556
         43,935   FNMA #838303+/-                                                        5.98      07/01/2037               47,267
        192,213   FNMA #888560                                                           6.00      11/01/2035              210,788
        120,857   FNMA #888635                                                           5.50      09/01/2036              129,852
        117,896   FNMA #888941+/-                                                        6.05      10/01/2037              126,858
        287,588   FNMA #889213                                                           5.50      10/01/2020              311,863
        763,464   FNMA #889318                                                           5.50      07/01/2020              827,907
      1,687,167   FNMA #890221 (O)                                                       5.50      12/01/2033            1,813,805
         31,373   FNMA #893916+/-                                                        6.32      10/01/2036               33,872
         39,654   FNMA #905629+/-                                                        6.02      12/01/2036               42,729
         62,664   FNMA #906403+/-                                                        5.89      01/01/2037               67,355
         85,027   FNMA #906404+/-                                                        5.91      01/01/2037               91,459
         47,915   FNMA #909569+/-                                                        5.84      02/01/2037               51,527
         50,575   FNMA #910293+/-                                                        5.93      03/01/2037               54,378
         58,909   FNMA #914819+/-                                                        5.88      04/01/2037               63,357
        243,837   FNMA #931676                                                           5.50      01/01/2019              264,419
         71,457   FNMA #938185+/-                                                        5.92      07/01/2037               76,840

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$        22,037   FNMA #941143+/-                                                        6.01%     10/01/2037   $           23,692
         16,811   FNMA #945646+/-                                                        6.04      09/01/2037               18,087
         36,693   FNMA #947424+/-                                                        5.68      10/01/2037               39,405
         38,025   FNMA #952835+/-                                                        5.91      09/01/2037               40,978
         32,783   FNMA #959331+/-                                                        6.07      11/01/2037               35,277
        306,654   FNMA #995097                                                           6.50      10/01/2037              335,843
        273,066   FNMA #995485                                                           6.00      04/01/2035              300,137
        190,527   FNMA #995508                                                           6.00      12/01/2035              208,939
         43,079   FNMA #AB1218                                                           3.50      07/01/2025               44,529
         96,916   FNMA #AD0086+/-                                                        5.53      02/01/2039              103,942
         81,268   FNMA #AD0212                                                           5.50      04/01/2021               88,128
        575,123   FNMA #AD0531                                                           5.50      11/01/2023              623,668
        225,771   FNMA #AD0584                                                           7.00      01/01/2039              253,392
        316,668   FNMA #AD0666                                                           5.50      08/01/2037              340,239
        268,938   FNMA #AD0682                                                           6.00      12/01/2035              294,928
        302,103   FNMA #AE0096                                                           5.50      07/01/2025              325,367
        657,654   FNMA #AE0133                                                           6.00      07/01/2037              721,208
        505,000   FNMA #AE0303                                                           6.00      08/01/2040              553,133
        289,692   FNMA POOL #460408                                                      6.20      05/01/2011              293,264
        594,781   FNMA POOL #255361                                                      5.50      08/01/2024              640,525
        170,505   FNMA POOL #545269                                                      5.94      11/01/2011              175,247
        157,936   FNMA POOL #555221                                                      6.47      04/01/2011              160,595
        348,824   FNMA POOL #725205                                                      5.00      03/01/2034              370,374
        156,058   FNMA POOL #863729+/-                                                   5.51      01/01/2036              166,918
        626,000   FNMA POOL #890248                                                      6.00      07/01/2040              685,666
         74,679   FNMA POOL #949690+/-                                                   5.84      09/01/2037               80,185
        529,154   FNMA POOL #AE0482                                                      5.50      10/25/2040              567,518
      1,307,000   FNMA POOL #AE0364                                                      5.50      09/01/2040            1,399,552
        270,117   FNMA POOL #460515                                                      6.06      09/01/2011              279,925
                                                                                                                        31,175,041
                                                                                                                ------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 3.15%
         73,000   GNMA                                                                   3.00      10/20/2033               76,647
         99,000   GNMA                                                                   3.00      08/20/2040              102,956
         49,000   GNMA                                                                   3.00      11/20/2040               50,670
         73,000   GNMA                                                                   3.00      01/20/2041               74,886
        500,000   GNMA%%                                                                 4.50      05/20/2040              525,469
      1,000,000   GNMA%%                                                                 4.50      05/20/2040            1,047,812
        198,187   GNMA #082581+/-                                                        4.00      07/20/2040              209,483
        186,657   GNMA #082599+/-                                                        3.00      08/20/2040              193,017
        437,683   GNMA #782044                                                           6.50      12/15/2032              500,432
                                                                                                                         2,781,372
                                                                                                                ------------------
TOTAL AGENCY SECURITIES (COST $45,292,909)                                                                              45,554,743
                                                                                                                ------------------
US TREASURY SECURITIES: 9.49%
US TREASURY BONDS: 5.20%
        200,000   UNITED STATES TREASURY BOND                                            7.13      02/15/2023              288,438
      1,068,000   UNITED STATES TREASURY BOND                                            5.38      02/15/2031            1,375,050
        760,000   UNITED STATES TREASURY BOND                                            4.50      02/15/2036              873,881
        514,000   UNITED STATES TREASURY BOND                                            4.25      05/15/2039              565,079
        489,000   UNITED STATES TREASURY BOND                                            4.38      05/15/2040              549,211
        904,000   UNITED STATES TREASURY BOND<<                                          3.88      08/15/2040              934,510
                                                                                                                         4,586,169
                                                                                                                ------------------
US TREASURY NOTES: 4.29%
        850,000   UNITED STATES TREASURY NOTE                                            0.75      09/15/2013              852,789
      1,113,000   UNITED STATES TREASURY NOTE                                            1.25      09/30/2015            1,111,261

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 (UNAUDITED)

VT TOTAL RETURN BOND FUND

   PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
---------------   -----------------------------------------------------------   -------------   -------------   ------------------
US TREASURY NOTES (continued)
$       294,000   UNITED STATES TREASURY NOTE                                            4.88%     08/15/2016   $          349,010
        734,000   UNITED STATES TREASURY NOTE                                            1.88      09/30/2017              732,165
        727,000   UNITED STATES TREASURY NOTE                                            2.63      08/15/2020              733,816
                                                                                                                         3,779,041
                                                                                                                ------------------
TOTAL US TREASURY SECURITIES (COST $8,018,323)                                                                           8,365,210
                                                                                                                ------------------
SHORT-TERM INVESTMENTS: 4.18%
CORPORATE BONDS & NOTES: 0.66%
        274,811   GRYPHON FUNDING LIMITED(V)(I)(A)                                       0.00      08/05/2011              111,216
        834,016   VFNC CORPORATION(V)+/-++(I)(A)                                         0.26      09/29/2011              475,389
                                                                                                                           586,605
                                                                                                                ------------------

     SHARES                                                                         YIELD
---------------                                                                 -------------
INVESTMENT COMPANIES: 3.52%
      2,544,048   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(L)(U)(O)                      0.25                            2,544,048
        559,399   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS,
                     LLC(V)(L)(U)                                                        0.28                              559,399
                                                                                                                         3,103,447
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,517,448)                                                                           3,690,052
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $100,407,593)*                                                   116.83%                                         103,040,799
OTHER ASSETS AND LIABILITIES, NET                                      (16.83)                                         (14,841,882)
                                                                       ------                                   ------------------
TOTAL NET ASSETS                                                       100.00%                                  $       88,198,917
                                                                       ------                                   ------------------

  SHORT SALES
   PRINCIPAL                                                                    INTEREST RATE
---------------                                                                 -------------
TBA SALE COMMITMENTS: (1.78%)
       (500,000)  FHLMC%%                                                                5.50      01/15/2038             (530,312)
     (1,000,000)  FNMA%%                                                                 4.50      11/25/2039           (1,036,250)
TOTAL SHORT SALES (PROCEEDS $1,569,063)                                                                                 (1,566,562)
                                                                                                                ------------------

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(L)  INVESTMENT IN AN AFFILIATE.

(I)  ILLIQUID SECURITY FOR WHICH THE DESIGNATION AS ILLIQUID IS UNAUDITED.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) AND/OR DELAYED DELIVERY BASIS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(O)  SECURITY PLEDGED AS COLLATERAL FOR WHEN-ISSURED (TBA) SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $100,483,694 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $2,747,862
GROSS UNREALIZED DEPRECIATION     (190,757)
                                ----------
NET UNREALIZED APPRECIATION     $2,557,105

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

NOTES TO PORTFOLIO OF INVESTMENT                  SEPTEMBER 30, 2010 (UNAUDITED)

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

FUTURE CONTRACTS

Certain Funds may be subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the

Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

SECURITY LOANS

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

SHORT SALES

A Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association
(GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

TBA SALE COMMITMENTS

A Fund may enter into To Be Announced ("TBA") sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Securities valuation". The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2010, the inputs used in valuing each Fund's assets, which are carried at fair value, were as follows:

                                                                      SIGNIFICANT
                                                 SIGNIFICANT OTHER   UNOBSERVABLE
                                  QUOTED PRICE   OBSERVABLE INPUTS      INPUTS
INVESTMENTS IN SECURITIES           (LEVEL 1)        (LEVEL 2)         (LEVEL 3)        TOTAL
-------------------------         ------------   -----------------   ------------   ------------
VT CORE EQUITY FUND
   Equity securities
      COMMON STOCKS               $129,146,796      $         0       $        0    $129,146,796
      PRIVATE PLACEMENT                      0          610,995                0         610,995
   Short term investments
      CORPORATE BONDS AND NOTES              0                0           30,159          30,159
      INVESTMENT COMPANIES           2,802,772       29,473,181                0      32,275,953
                                  ------------      -----------       ----------    ------------
   TOTAL                          $131,949,568      $30,084,176       $   30,159    $162,063,903
VT DISCOVERY FUND
   Equity securities
      COMMON STOCKS               $ 94,475,625      $         0       $        0    $ 94,475,625
   Short term investments
      CORPORATE BONDS AND NOTES              0                0          842,888         842,888
      INVESTMENT COMPANIES           2,498,991       23,777,686                0      26,276,677
                                  ------------      -----------       ----------    ------------
   TOTAL                          $ 96,974,616      $23,777,686       $  842,888    $121,595,190
VT INDEX ASSET ALLOCATION FUND
   Equity ecurities
      COMMON STOCKS               $ 58,683,468      $         0       $        0    $ 58,683,468
   U.S.Treasury obligations         37,137,584                0                0      37,137,584
   Short term investments
      CORPORATE BONDS AND NOTES              0                0        1,026,251       1,026,251
      U.S.TREASURY OBLIGATIONS               0        3,008,684                0       3,008,684
      INVESTMENT COMPANIES          16,318,491        1,445,678                0      17,764,169
                                  ------------      -----------       ----------    ------------
   TOTAL                          $112,139,543      $ 4,454,362       $1,026,251    $117,620,156
VT INTERNATIONAL EQUITY FUND
   Equity securities
      COMMON STOCKS               $251,790,955      $         0       $        0    $251,790,955
      PREFERRED STOCKS               5,679,373                0                0       5,679,373
   Short term investments
      INVESTMENT COMPANIES           9,905,825       22,420,017                0      32,325,842
                                  ------------      -----------       ----------    ------------
   TOTAL                          $267,376,153      $22,420,017       $        0    $289,796,170

                                                                      SIGNIFICANT
                                                 SIGNIFICANT OTHER   UNOBSERVABLE
                                  QUOTED PRICE   OBSERVABLE INPUTS      INPUTS
INVESTMENTS IN SECURITIES           (LEVEL 1)        (LEVEL 2)         (LEVEL 3)        TOTAL
-------------------------         ------------   -----------------   ------------   ------------
VT INTRINSIC VALUE FUND
   Equity securities
      COMMON STOCKS               $ 51,255,545       $         0      $        0    $ 51,255,545
      INVESTMENT COMPANIES        $  1,483,560                 0               0       1,483,560
   Short term investments
      CORPORATE BONDS AND NOTES              0                 0          44,286          44,286
      INVESTMENT COMPANIES           2,121,855        16,738,476               0      18,860,331
                                  ------------       6-----------      ----------    ------------
   TOTAL                          $ 54,860,960       $16,738,476      $   44,286    $ 71,643,722
VT OMEGA GROWTH FUND
   Equity securities
      COMMON STOCKS               $125,465,276       $         0      $        0    $125,465,276
   Short term investments
      CORPORATE BONDS AND NOTES              0                 0         253,574         253,574
      INVESTMENT COMPANIES             785,582        38,883,362               0      39,668,944
                                  ------------       -----------      ----------    ------------
   TOTAL                          $126,250,858       $38,883,362      $  253,574    $165,387,794
VT OPPORTUNITY FUND
   Equity securities
      COMMON STOCKS               $153,065,638       $         0      $        0    $153,065,638
   Short term investments
      CORPORATE BONDS AND NOTES              0                 0       2,673,912       2,673,912
      INVESTMENT COMPANIES           3,545,059        46,990,182               0      50,535,241
                                  ------------       -----------      ----------    ------------
   TOTAL                          $156,610,697       $46,990,182      $2,673,912    $206,274,791
VT SMALL CAP GROWTH FUND
   Equity securities
      COMMON STOCKS               $246,303,514       $         0      $        0    $246,303,514
   Short term investments
      CORPORATE BONDS AND NOTES              0                 0       1,169,543       1,169,543
      INVESTMENT COMPANIES             414,710        38,712,792               0      39,127,502
                                  ------------       -----------      ----------    ------------
   TOTAL                          $246,718,224       $38,712,792      $1,169,543    $286,600,559
VT SMALL CAP VALUE FUND
   Equity securities
      COMMON STOCKS               $ 69,752,027       $         0      $  133,631    $ 69,885,658
      INVESTMENT COMPANIES           1,127,120                 0               0       1,127,120
      WARRANTS                               0               127               0             127
   Short term investments
      INVESTMENT COMPANIES           2,795,330        23,269,632               0      26,064,962
                                  ------------       -----------      ----------    ------------
   TOTAL                          $ 73,674,477       $23,269,759      $  133,631    $ 97,077,867
VT TOTAL RETURN BOND FUND
   Asset backed securities        $          0       $ 3,717,516      $        0    $  3,717,516
   Collateralized mortgage
      obligations                            0        19,921,013               0      19,921,013
   Corporate bonds and notes                 0        12,878,137               0      12,878,137
   Yankee corporate bonds and
      notes                                  0         7,455,613               0       7,455,613
   Yankee government bonds                   0         1,078,996               0       1,078,996
   Agency securities                         0        45,554,743               0      45,554,743
   Municipal bonds and notes                 0           379,519               0         379,519
   US Treasury securities            8,365,210                 0               0       8,365,210
   SHORT TERM INVESTMENTS
      CORPORATE BONDS AND NOTES              0                 0         586,605         586,605
      INVESTMENT COMPANIES           2,544,048           559,399               0       3,103,447
                                  ------------       -----------      ----------    ------------
TOTAL                             $ 10,909,258       $91,544,936      $  586,605    $103,040,799

As of September 30, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value were as follows;

                                                                      SIGNIFICANT
                                                 SIGNIFICANT OTHER   UNOBSERVABLE
                                  QUOTED PRICE   OBSERVABLE INPUTS      INPUTS
                                    (LEVEL 1)        (LEVEL 2)         (LEVEL 3)        TOTAL
                                  ------------   -----------------   ------------   ------------
OTHER FINANCIAL INSTRUMENTS
FUTURES CONTRACTS
VT Index Asset Allocation Fund       $960,929       $         0            $0       $   960,929
FORWARD FOREIGN CURRENCY
   CONTRACTS
VT International Equity Fund         $      0       $  (138,104)           $0       $  (138,104)
SHORT SALES
VT Total Return Bond Fund            $      0       $(1,566,562)           $0       $(1,566,562)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                            VT
                                                 VT CORE       VT      INDEX ASSET        VT
                                                  EQUITY   DISCOVERY    ALLOCATION   INTERNATIONAL   VT INTRINSIC
                                                   FUND       FUND         FUND       EQUITY FUND     VALUE FUND
                                                 -------   ---------   -----------   -------------   ------------
CORPORATE BONDS AND NOTES
   BALANCE AS OF DECEMBER 31, 2009               $     0   $ 842,417    $1,032,690      $ 3,453        $ 25,045
      Realized gain (loss)                             0           0       207,685            0               0
      Change in unrealized appreciation
         (depreciation)                                0     157,342             0            0         (14,728)
      Net purchases (sales)                            0    (156,871)     (214,124)      (3,453)         33,969
      Net transfer in (out) of Level 3            30,159           0             0            0               0
   BALANCE AS OF SEPTEMBER 30, 2010              $30,159   $ 842,888    $1,026,251      $     0        $ 44,286
CHANGE IN UNREALIZED GAINS OR LOSSES
   INCLUDED IN EARNINGS RELATING TO SECURITIES
   STILL HELD AT SEPTEMBER 30, 2010              $     0   $  71,166    $   96,632      $     0        $  3,740

                                                                    VT                        VT TOTAL
                                                   VT OMEGA    OPPORTUNITY   VT SMALL CAP   RETURN BOND
                                                 GROWTH FUND       FUND       GROWTH FUND       FUND
                                                 -----------   -----------   ------------   -----------
CORPORATE BONDS AND NOTES
   BALANCE AS OF DECEMBER 31, 2009                 $      0     $2,672,417    $1,168,890     $ 590,286
   Change in unrealized appreciation
      (depreciation)                                      0              0             0
   Net purchases (sales)                                  0          1,495       218,317       118,713
   Net transfer in (out) of Level 3                 253,574              0      (217,664)     (122,394)
   BALANCE AS OF SEPTEMBER 30, 2010                $253,574     $2,673,912    $1,169,543     $ 586,605
CHANGE IN UNREALIZED GAINS OR LOSSES
   INCLUDED IN EARNINGS RELATING TO SECURITIES
   STILL HELD AT SEPTEMBER 30, 2010                $      0     $        0    $   98,744     $       0

                                                 VT SMALL CAP
                                                  VALUE FUND
                                                 ------------
COMMON STOCK
   BALANCE AS OF DECEMBER 31, 2009                 $      0
      Change in unrealized appreciation
         (depreciation)                              (3,846)
      Net purchases (sales)                         137,477
      Net transfer in (out) of Level 3
   BALANCE AS OF SEPTEMBER 30, 2010                $133,631
CHANGE IN UNREALIZED GAINS OR LOSSES
   INCLUDED IN EARNINGS RELATING TO SECURITIES
   STILL HELD AT SEPTEMBER 30, 2010                $133,631

DERIVATIVE TRANSACTIONS

During the nine months ended September 30, 2010, VT Index Asset Allocation Fund entered into futures contracts for speculative purposes.

At September 30, 2010, the VT Index Asset Allocation Fund had long/short futures contracts outstanding as follows:

                                               INITIAL                          NET UNREALIZED
  EXPIRATION                                   CONTRACT         VALUE AT         APPRECIATION/
     DATE       CONTRACTS        TYPE           AMOUNT     SEPTEMBER 30, 2010   (DEPRECIATION)
-------------   ---------   --------------   -----------   ------------------   --------------
December 2010    93 Long    S&P 500 Index    $25,455,825      $26,428,275          $972,450
December 2010     3 Long     30-Year U.S.        391,625          401,156             9,531
                            Treasury Bonds
December 2010   190 Short    30-Year U.S.     25,385,511       25,406,563           (21,052)
                            Treasury Bonds

VT Asset Allocation Fund had average contract amounts of $28,076,039 and $26,151,026, respectively, in long and short futures contracts during the nine months ended September 30, 2010.

During the nine months ended September 30, 2010, VT International Equity Fund entered into forward foreign currency exchange contracts for hedging purposes.

At September 30, 2010, the VT International Equity Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

                                                                           UNREALIZED
                  CONTRACTS TO       U.S. VALUE AT     IN EXCHANGE FOR    APPRECIATION
EXCHANGE DATE       RECEIVE       SEPTEMBER 30, 2010        U.S. $       (DEPRECIATION)
-------------   ---------------   ------------------   ---------------   --------------
   10/5/2010      398,405 CAD         $  387,181          $  387,297        $   (116)
   10/5/2010    1,139,602 GBP          1,790,187           1,791,329          (1,142)
  11/12/2010    3,409,500 GBP          5,354,481           5,321,718          32,763

Forward Foreign Currency Exchange Contracts to Sell:

                                                                           UNREALIZED
                  CONTRACTS TO       U.S. VALUE AT     IN EXCHANGE FOR    APPRECIATION
EXCHANGE DATE       DELIVER       SEPTEMBER 30, 2010        U.S $        (DEPRECIATION)
-------------   ---------------   ------------------   ---------------   --------------
  10/29/2010    282,000,000 JPY       $3,378,773          $3,221,385       $(157,388)
  11/12/2010      3,409,500 GBP        5,354,481           5,342,260         (12,221)

The Fund had average market values of $1,236,831 and $3,378,566 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the nine months ended September 30, 2010.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                        Wells Fargo Variable Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: November 24, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Variable Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: November 24, 2010


                                        By: /s/ Kasey Phillips

                                            Kasey Phillips
                                            Treasurer

                                        Date: November 24, 2010